UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

Life Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Life Funds
December 31,
2022
Fund name Ticker
22.1
Growth Equity Fund TLGQX
22.2
Growth & Income Fund TLGWX
22.3
Large-Cap Value Fund TLLVX
22.4
Real Estate Securities Fund TLRSX
22.5
Small-Cap Equity Fund TLEQX
22.6
Social Choice Equity Fund TLCHX
22.7
Stock Index Fund TLSTX
22.8
International Equity Fund TLINX
22.9
Core Bond Fund TLBDX
23.01
Money Market Fund TLMXX
23.1
Balanced Fund TLBAX

Contents
Understanding this report 3
Market review 4
About the funds’ benchmarks 6
Fund performance
Portfolio managers’ comments 8
Growth Equity Fund 15
Growth & Income Fund 17
Large-Cap Value Fund 19
Real Estate Securities Fund 21
Small-Cap Equity Fund 23
Social Choice Equity Fund 25
Stock Index Fund 27
International Equity Fund 29
Core Bond Fund 31
Money Market Fund 33
Balanced Fund 34
Expense examples 36
Portfolio of investments 40
Audited financial statements
Statements of assets and liabilities 152
Statements of operations 154
Statements of changes in net assets 156
Financial highlights 160
Notes to financial statements 166
Report of Independent Registered Public Accounting Firm 178
Important tax information 179
Additional fund information 180
Trustees and officers 181
Additional information about index providers 184
How to reach us Inside back cover

TIAA-CREF Life Funds 2022 Annual Report
Understanding this report
This annual report contains information about the TIAA-CREF Life Funds and describes their results for the twelve months ended December 31, 2022 . The report contains four main sections:
A market review from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life
Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the industries and types of securities in which each fund had investments as of
December 31, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on the performance of your variable annuity and variable life insurance separate accounts, please visit TIAA.org.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

2022 Annual Report TIAA-CREF Life Funds
Market review
Brad Finkle
Domestic and international stock markets lost ground in 2022 as higher global inflation and rising interest rates caused concern among investors. The U.S.
economy contracted during the first half of the year but returned to growth in the third quarter amid a tight labor market and strong consumer spending. The economy of the 19-nation euro area expanded at a moderate pace, although growth decelerated throughout the year. China’s economy also grew—albeit at a slower pace than in previous years—during the twelve-month period, despite restrictions intended to limit the spread of COVID-19. Central banks around the world reacted to inflation concerns by aggressively tightening monetary policies.
The U.S. Federal Reserve increased the federal funds target rate to 4.25%–4.50%
by December 2022. The European Central Bank and the Bank of England also continued to raise their benchmark interest rates.
Returns for the eight TIAA-CREF Life Funds that invest primarily in stocks ranged from −7.1% for the Large-Cap Value Fund to −32.9% for the Growth Equity Fund.
The Balanced Fund returned −16.6%, the Core Bond Fund returned −13.2%, and the Money Market Fund gained 1.5%.
The majority of TIAA-CREF Life Funds underperformed their respective benchmarks for the twelve-month period.
TIAA-CREF Life Funds performance review
In a difficult period for financial markets, nearly all of the TIAA-CREF Life
Funds posted losses. Overall, stocks trailed bonds, and domestic equities underperformed foreign stocks.
The Large-Cap Value Fund’s return of −7.1% exceeded the performance of the Russell 1000® Value Index. The Small-Cap Equity Fund returned −15.6%, surpassing the Russell 2000® Index. The International Equity Fund, which invests in developed foreign markets, returned –16.7% and fell short of the MSCI EAFE®
Index.
The Social Choice Equity Fund, which does not invest in certain stocks because of environmental, social and governance criteria, returned −17.8%. The Stock
Index Fund returned −19.2%. Both funds surpassed the Russell 3000® Index. The
Growth & Income Fund returned −22.2% and trailed the S&P 500® Index. The Real
Estate Securities Fund returned −28.6%, lagging the FTSE Nareit All Equity REITs
Index. The Growth Equity Fund posted a loss of −32.9% and trailed the Russell
1000 Growth Index.
The Balanced Fund, which invests in both stock and bond funds, returned
−16.6%, lagging its composite benchmark. The Core Bond Fund’s –13.2% return trailed the performance of the Bloomberg U.S. Aggregate Bond Index. The
Money Market Fund rose 1.5% and outperformed the iMoneyNet Money Fund
Averages™—All Government. For more information regarding the performance of the TIAA-CREF Life Funds, please see the commentaries starting on page 8.
Stocks and bonds both recorded losses
For the twelve-month period, domestic equities, as measured by the Russell 3000
Index, returned −19.2%. Foreign stocks, as represented by the MSCI EAFE Index, returned −14.5%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −13.0%. Yields on U.S.
fixed-income securities of all maturities rose, driving bond prices lower (bond yields move in the opposite direction of prices).
Navigating through market uncertainties
The past year was a challenging one for investors trying to make sense of geopolitical events, higher inflation and a slowdown in global economic growth.
Although inflation and rising interest rates certainly posed concerns, other economic trends were strong. The unemployment rate remained at historically low levels, and consumer spending, which drives economic growth, was resilient.

TIAA-CREF Life Funds 2022 Annual Report
During periods of uncertainty, we maintain that investors should remain focused on their long-term financial goals. Even the most seasoned financial professionals know that predicting future market movements is tricky at best, and that a wiser strategy is to have a well-thought-out plan. At TIAA, we believe that having the patience and confidence to remain invested in a well-balanced portfolio, diversified among various asset classes, is a prudent way to navigate through the market’s ups and downs and help you to reach your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks

2022 Annual Report TIAA-CREF Life Funds
Equity indexes
Broad market indexes
The Russell 3000®Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI EAFE®Index measures the performance of the leading stocks in 21 developed-markets countries outside North
America—in Europe, Australasia and the Far East.
Large-cap indexes
The S&P 500®Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.
The Russell 1000®Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/
book ratios.
The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the
1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.
Small-cap index
The Russell 2000®Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000
Index, based on market capitalization.
Specialty equity index
The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.
Fixed-income index
The Bloomberg U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
Multi-asset class indexes
Composite benchmark
The Balanced Fund Composite Index is a composite of three unmanaged indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE
Index), and fixed income (Bloomberg U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.
Broad market index
The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately
Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

TIAA-CREF Life Funds 2022 Annual Report
About the funds’ benchmarks
concluded
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.
FTSE International Limited (“FTSE”) © FTSE 2023. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Life Funds
Growth Equity Fund
Performance for the twelve months ended December 31, 2022
The Growth Equity Fund returned -32.92%, compared with the -29.14% return of its benchmark, the Russell 1000® Growth
Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund trailed its benchmark
Nine of the eleven industry sectors in the Russell 1000 Growth Index posted losses for the twelve months. Communication services (down 48.8%) and consumer discretionary (down 41.8%) were the worst-performing sectors. Next in line was information technology (down 30.3%)—the index’s largest component—which accounted for over 45.0% of the benchmark’s decline. Together, these three sectors represented more than 70.0% of the index’s total market capitalization on December
31, 2022. Energy (up 54.0%) generated an outsized gain, and utilities (up 2.9%) advanced modestly; however, these sectors made minimal contributions to the overall return given their low representation in the index.
The Fund underperformed its benchmark for the year as certain stock selections did not perform as expected. The largest detractors were an overweight position in Amazon.com, a lack of exposure to pharmaceutical maker Eli Lilly and an overweight position in business software firm Salesforce. Shares of Amazon fell sharply amid a slowdown in online shopping and increased competition. Eli Lilly posted a strong gain, in part due to a favorable growth outlook for the company’s new diabetes drug. Salesforce was weak as corporate IT managers became more cautious in their spending decisions.
On the positive side, the largest contributor was an overweight position in Visa, which benefited from robust consumer spending. The next-largest contributors were an underweight position in Netflix and an out-of-benchmark position in energy company ConocoPhillips.
Growth & Income Fund
Performance for the twelve months ended December 31, 2022
The Growth & Income Fund returned -22.24%, compared with the -18.11% return of its benchmark, the S&P 500® Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The S&P 500 Index, a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy, outperformed the −19.21% return of the Russell 3000® Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the year.
Fund trailed its benchmark
Nine of the eleven industry sectors in the S&P 500 Index posted losses for the twelve months. Communication services (down
39.9%) and consumer discretionary (down 37.0%) were the worst-performing sectors. Next were information technology (down
28.2%)—the index’s largest sector—and real estate (down 26.1%). Together, these four sectors represented more than 45.0%
of the benchmark’s total market capitalization on December 31, 2022. Energy (up 65.7%) was the best-performing sector, while utilities (up 1.6%) advanced modestly.

TIAA-CREF Life Funds 2022 Annual Report
Portfolio managers’ comments
continued
The Fund underperformed its benchmark for the year as certain stock allocations did not perform as anticipated. The largest detractors were underweight positions in Chevron, Berkshire Hathaway and ExxonMobil, all of which generated gains.
Elevated oil prices benefited Chevron and ExxonMobil, both of which posted record earnings, raised their dividends and increased the size of their share repurchase programs. Multinational conglomerate Berkshire Hathaway announced strong operating profits, despite losses in its insurance businesses related to Hurricane Ian.
Conversely, the largest contributors were overweight positions in energy companies ConocoPhillips and Hess, as well as an out-of-benchmark position in Cheniere Energy. These stocks surged, lifted by favorable supply-demand conditions in the global energy markets and positive company-specific developments. For example, Hess announced several offshore oil discoveries along the north coast of South America.
Large-Cap Value Fund
Performance for the twelve months ended December 31, 2022
The Large-Cap Value Fund returned -7.10%, compared with the -7.54% return of its benchmark, the Russell 1000® Value Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund outperformed its benchmark
Seven of the eleven industry sectors in the Russell 1000 Value Index posted losses for the twelve months. Information technology (down 28.0%) was the worst-performing sector and the largest detractor from the index’s return. The next-
worst performers were real estate (down 26.2%) and communication services (down 26.1%). Financials (down 10.4%), the benchmark’s largest component, was the third-biggest detractor. Together, these four sectors accounted for more than 40.0%
of the index’s total market capitalization on December 31, 2022. Energy (up 66.0%) was the best-performing sector, followed by consumer staples (up 1.6%).
The Fund outperformed its benchmark for the year due to a number of successful stock allocations. The largest contributors were overweight positions in energy companies ConocoPhillips and Chevron. Both stocks rose sharply as the
Russia-Ukraine war exacerbated already-tight supply conditions in the global energy markets, supporting elevated oil prices.
The next-largest contributor was an overweight position in health insurer Cigna, which gained amid strength in its pharmacy benefit management business.
In contrast, the largest detractor was a lack of exposure to ExxonMobil. Next in line were overweight positions in Charter
Communications and semiconductor manufacturer Micron Technology. Charter Communications was hurt by an abrupt slowdown in the growth of broadband customers and the announcement of a higher-than-expected capital spending budget for 2023. Shares of Micron Technology were weak as demand for memory chips, which go into a wide range of technology products, declined.
Real Estate Securities Fund
Performance for the twelve months ended December 31, 2022
The Real Estate Securities Fund returned -28.62%, compared with the -24.95% return of its benchmark, the FTSE Nareit All
Equity REITs Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). Crude oil prices were volatile during the year but ended the period only moderately higher.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Life Funds
continued
For the twelve-month period, the FTSE Nareit All Equity REITs Index trailed the −19.21% return of the broad U.S. stock market, as measured by the Russell 3000®Index, and the –13.01% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Fund trailed its benchmark
Among the benchmark’s 16 property sectors and subsectors, nearly all returns were negative for the period. The largest declines were seen in the office (down 37.7%), apartments (down 31.9%) and single-family homes (down 31.9%) sectors.
Specialty (up 0.8%) was the best-performing sector.
For the twelve-month period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated. An overweight position in regulated cannabis industry REIT Innovative Industrial Properties was the largest detractor from the Fund’s relative return as it posted a sizable loss. An underweight position in gaming, entertainment and hospitality REIT VICI Properties and an overweight allocation to commercial property REIT SL Green Realty also hurt relative performance.
On the positive side, these negative effects were partly offset by not owning poorly performing health care facilities REIT
Medical Properties Trust. An underweight position in data center operator Digital Realty Trust and an overweight allocation to shopping mall REIT Brixmor Property Group also benefited the Fund’s performance versus its benchmark.
Small-Cap Equity Fund
Performance for the twelve months ended December 31, 2022
The Small-Cap Equity Fund returned -15.63%, compared with the -20.44% return of its benchmark, the Russell 2000® Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund outperformed its benchmark
Ten of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Communication services
(down 40.1%) was the worst-performing sector, followed by information technology (down 32.5%), which was the biggest detractor from the benchmark’s return. Health care (down 29.0%) and financials (down 15.2%)—the index’s largest sectors—
were also significant detractors. Together, these four sectors accounted for nearly one-half of the benchmark’s total market capitalization on December 31, 2022. The best-performing sectors were energy (up 53.5%) and utilities (down 1.4%).
The Fund outperformed its benchmark on the strength of several favorable stock selections. The top contributor to relative performance was an overweight position in oil refiner PBF Energy, which generated an outsized gain as lower global refining capacity boosted refining margins. Next were overweight positions in Lantheus Holdings, a maker of medical diagnostic tools that benefited from the success of a new product, and Sanmina, a provider of electronics manufacturing services that experienced strong demand.
The largest detractors were overweight positions in mobile applications supplier Digital Turbine, enzyme engineering company Codexis and semiconductor firm Semtech. Digital Turbine issued a weak revenue outlook, citing challenges in the macroeconomic environment. Codexis reduced its annual sales forecast in response to order cancellations from a major customer. Semtech was hurt by softening demand trends and investor concerns about an acquisition the company announced.
Social Choice Equity Fund
Performance for the twelve months ended December 31, 2022
The Social Choice Equity Fund returned -17.83%, compared with the -19.21% return of its benchmark, the Russell 3000®
Index.
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund outperformed its benchmark.

TIAA-CREF Life Funds 2022 Annual Report
Portfolio managers’ comments
continued
The Fund’s performance, relative to its benchmark, was helped most by excluding Amazon.com, Meta Platforms (Facebook)
and Alphabet (the parent company of Google). Amazon reported two consecutive quarterly losses due to weakness in its retail operations. Meta Platforms was hurt by increased competition, high capital expenditures and a slowdown in spending for digital advertising. The slowdown in digital ad spending was also a headwind for Alphabet.
Conversely, excluding ExxonMobil detracted most from relative performance, as the company’s shares soared amid elevated oil prices. In addition, avoiding Berkshire Hathaway and Johnson & Johnson, both of which advanced, was detrimental.
Multinational conglomerate Berkshire Hathaway benefited from strength in its manufacturing, service and retail businesses.
Johnson & Johnson reported continued growth in its pharmaceutical division.
Fund outperformed its benchmark
To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Among the stocks the Fund held, the top contributors to relative performance were overweight positions in ConocoPhillips,
SLB (Schlumberger) and Marathon Oil, all of which posted steep gains. Amid high energy prices, ConocoPhillips announced strong profit growth, increased its dividend and nearly doubled the size of its share buyback program. SLB raised its annual sales forecast as oil drilling activity increased globally. Marathon Oil also reported robust profit growth and made an acquisition expected to benefit the company’s finances.
Not all Fund holdings helped relative performance. The largest detractor was an underweight position in Chevron. Next in line were overweight positions in identity-verification provider Okta and PayPal Holdings, which were especially weak. Okta faced integration challenges related to an acquisition the company made in 2021. PayPal reduced its 2022 earnings outlook due to several factors, including the loss of business to a competitor and the impact of high inflation on consumer spending.
Stock Index Fund
Performance for the twelve months ended December 31, 2022
The Stock Index Fund returned -19.18%, compared with the -19.21% return of its benchmark, the Russell 3000® Index.
For the twelve-month period, the Fund’s return slightly outperformed that of its benchmark index, despite the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 3000 Index posted negative returns for the twelve months. Communication services (down 40.1%) was the worst-performing sector, driven by steep losses in a number of large media and entertainment stocks. Next came consumer discretionary (down 36.2%) and information technology (down 30.0%)—the index’s biggest sector and the largest detractor from its return. Together, these three sectors accounted for more than 45.0% of the index’s total market capitalization on December 31, 2022. Energy (up 63.3%) was the best performer, followed by the defensive utilities (up 1.2%) and consumer staples (down 1.2%) sectors.
For the twelve-month period, only one of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. That stock was multinational conglomerate Berkshire Hathaway, which generated a modest gain as the company’s operating profits grew and its investments in the energy sector performed well. Among the remaining four stocks, Amazon.com was weakest amid a slowdown in online shopping. The next-worst performers were Alphabet (the parent company of Google), Microsoft and Apple.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Life Funds
continued
International Equity Fund
Performance for the twelve months ended December 31, 2022
The International Equity Fund returned -16.70%, compared with the -14.45% return of its benchmark, the MSCI EAFE® Index.
International stocks in both developed- and emerging-markets countries declined over the twelve-month period; however, many foreign economies continued to grow. China’s economy expanded at a moderate pace, despite restrictions intended to limit the spread of COVID-19. The economy of the 19-nation euro area also grew at a moderate pace, although inflation levels remained elevated throughout the year. Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. The
European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points.
The Bank of England raised its benchmark rate to 3.50%.
Within the MSCI EAFE Index, which includes 21 developed nations outside North America, nearly all country components declined in U.S.-dollar terms for the twelve months. In local-currency terms, five nations posted gains.
Fund trailed its benchmark
For the twelve-month period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated. Overweight positions in Sony Group, Japanese human resources company Recruit Holdings and stock exchange company Hong Kong Exchanges & Clearing detracted most from relative performance. Sony and Hong Kong Exchanges &
Clearing saw profit declines, while Recruit was hurt by a decrease in the growth of job openings.
Conversely, overweight positions in Daiichi Sankyo and AstraZeneca contributed most to the Fund’s relative return, as both global drug manufacturers delivered strong gains. An overweight allocation to energy company Equinor further augmented relative performance as the company benefited from higher oil prices.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
Core Bond Fund
Performance for the twelve months ended December 31, 2022
The Core Bond Fund returned -13.21%, compared with the -13.01% return of its benchmark, the Bloomberg U.S. Aggregate
Bond Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. Crude oil prices were volatile during the year but ended the period only moderately higher.
Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the
U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Fund trailed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index declined for the twelve-month period due to the dramatic rise in bond yields. U.S. Treasuries, the largest sector in the benchmark with a weight of 40.1%, returned −12.5%. Mortgage-backed securities (MBS), the second-largest sector, accounting for 27.3% of the index’s total market capitalization on December 31,
2022, returned −11.8%. Corporate bonds—the index’s third-largest sector at 24.5%—experienced a more substantial decline of −15.8%. Commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) returned −10.9% and −4.3%, respectively.

TIAA-CREF Life Funds 2022 Annual Report
Portfolio managers’ comments
continued
The Fund trailed its benchmark for the twelve-month period, primarily due to an overweight position in corporate bonds—
including small allocations to emerging-markets and high-yield corporates—which adversely affected the Fund’s relative return.
Overweight holdings in the ABS and CMBS sectors also detracted from performance for the period. Security selection was negative in the banking and technology areas of investment-grade credit, and this weighed on relative performance.
Conversely, the Fund’s shorter-than-benchmark duration bolstered performance relative to the benchmark. Security selection within the MBS sector also contributed favorably to the Fund’s relative return.
Money Market Fund
Performance for the twelve months ended December 31, 2022
The Money Market Fund returned 1.46%, compared with the 1.33% return of its benchmark, the iMoneyNet Money Fund
Averages™—All Government.
The iMoneyNet average is a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. Crude oil prices were volatile during the year but ended the period only moderately higher.
Central banks around the world tightened monetary policy in response to inflation concerns. In a series of increases, the
U.S. Federal Reserve raised the federal funds target rate to 4.25%–4.50%. Yields on U.S. Treasury bonds of all maturities rose, though increases were most pronounced among shorter-term securities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates four times for an overall increase of 2.50 percentage points. The Bank of England raised its benchmark rate to 3.50%.
Although inflation continues to present an economic challenge for the United States, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s monetary policy of keeping rates elevated until inflation subsides should continue to bode well for yields on the short-term government securities in which the Fund invests. Variable-rate debt securities, which made up approximately one-third of the Fund’s portfolio at period-end, stand to benefit, should short-term interest rates continue to increase. The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 0.05% on January
3, 2022, to 4.30% on December 30, 2022.
Fund outperformed the iMoneyNet average
For the twelve-month period, the Money Market Fund outperformed the iMoneyNet average. The Fund continued to invest in variable-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities and contributed to the Fund’s outperformance. As of December 27, 2022, the Fund’s weighted average maturity (WAM) was 31 days, versus 14 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 27 was the last date of release for the month.
Balanced Fund
Performance for the twelve months ended December 31, 2022
The Balanced Fund returned -16.59%, compared with the -15.34% return of its benchmark, the Balanced Fund Composite
Index.
The Balanced Fund Composite Index is a weighted average of the Russell 3000® Index, the MSCI EAFE® Index and the
Bloomberg U.S. Aggregate Bond Index.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Life Funds
concluded
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in
21 developed markets outside North America, returned −14.45%. (The MSCI EAFE Index return is in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned
−13.01%, driven by rising bond yields.
Fund trailed its composite benchmark
For the twelve-month period, the Fund’s absolute return—that is, without regard to the performance of its composite benchmark—was hurt most by losses in U.S. stocks held by the underlying funds of the Balanced Fund. All underlying funds experienced losses for the period. The Growth Equity Fund posted the largest decline, followed by the Real Estate Securities
Fund and the Growth & Income Fund.
The Fund underperformed its composite benchmark for the period, hurt by weakness in some of its underlying equity funds. Among these, the Growth & Income Fund was the largest detractor from the Fund’s performance versus its composite benchmark, followed by the Growth Equity Fund and the International Equity Fund.
Conversely, the Small-Cap Equity Fund was the largest contributor to the Fund’s return compared with its composite benchmark. The Large-Cap Value Fund also modestly benefited relative performance.

Growth Equity Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Growth Equity Fund
4/3/00 - 32 .92% 7 .91% 12 .78% 0 .52% 0 .52%
Russell 1000® Growth Index – - 29 .14 10 .96 14 .10 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Growth Equity Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
114.37
million
Portfolio turnover rate 52%
Number of holdings 74
Weighted median market
capitalization $202.08 billon
Price/earnings ratio (weighted
12-month trailing average)
†
30.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 40.6
Consumer discretionary 17.3
Health care 11.2
Industrials 8.7
Communication services 7.4
Consumer staples 6.1
Energy 3.2
Financials 2.6
Materials 1.5
Short-term investments,
other assets & liabilities, net 1.4
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
81.2
More than $15 billion-$50 billion
16.5
More than $2 billion-$15 billion
1.9
$2 billion or less
0.4
Total 100.0

Growth & Income Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Growth & Income Fund
4/3/00 - 22 .24% 7 .18% 11 .37% 0 .52% 0 .52%
S&P 500® Index – - 18 .11 9 .42 12 .56 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Growth & Income Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
147.88
million
Portfolio turnover rate 123%
Number of holdings 57
Weighted median market
capitalization $112.44 billon
Price/earnings ratio (weighted
12-month trailing average)
†
18.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 22.0
Financials 16.7
Health care 13.9
Industrials 12.6
Consumer discretionary 8.0
Energy 5.3
Consumer staples 5.2
Utilities 5.1
Materials 4.2
Real estate 3.7
Communication services 3.1
Short-term investments,
other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
61.2
More than $15 billion-$50 billion
33.0
More than $2 billion-$15 billion
5.7
$2 billion or less
0.1
Total 100.0

Large-Cap Value Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Large-Cap Value Fund
10/28/02 - 7 .10% 6 .25% 9 .65% 0 .58% 0 .52%
Russell 1000® Value Index – - 7 .54 6 .67 10 .29 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Large-Cap Value Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
77.52
million
Portfolio turnover rate 23%
Number of holdings 84
Weighted median market
capitalization $146.75 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Financials 22.6
Health care 17.9
Industrials 13.9
Information technology 10.8
Energy 9.5
Consumer discretionary 6.0
Communication services 5.6
Materials 5.0
Utilities 3.8
Consumer staples 3.4
Real estate 0.9
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
82.0
More than $15 billion-$50 billion
14.3
More than $2 billion-$15 billion
3.7
Total 100.0

Real Estate Securities Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Real Estate Securities Fund
10/28/02 - 28 .62% 4 .87% 7 .30% 0 .61% 0 .57%
FTSE Nareit All Equity REITs Index – - 24 .95 4 .43 7 .10 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Real Estate Securities Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
71.12
million
Portfolio turnover rate 33%
Number of holdings 42
Weighted median market
capitalization $22.57 billon
Price/earnings ratio (weighted
12-month trailing average)
†
29.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Specialized REITs 26.5
Residential REITs 22.2
Retail REITs 18.3
Industrial REITs 17.7
Health care REITs 6.2
Office REITs 3.7
Hotel & resort REITs 2.2
Asset management & custody banks 2.1
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
26.1
More than $15 billion-$50 billion
41.3
More than $2 billion-$15 billion
32.6
Total 100.0

Small-Cap Equity Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Small-Cap Equity Fund
10/28/02 - 15 .63% 5 .26% 10 .26% 0 .62% 0 .53%
Russell 2000® Index – - 20 .44 4 .13 9 .01 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Small-Cap Equity Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
57.67
million
Portfolio turnover rate 73%
Number of holdings 415
Weighted median market
capitalization $2.50 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Health care 15.8
Financials 15.4
Industrials 15.4
Information technology 13.8
Consumer discretionary 8.3
Energy 6.9
Real estate 6.2
Materials 4.5
Consumer staples 3.8
Utilities 3.8
Communication services 2.7
Short-term investments,
other assets & liabilities, net 3.4
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $2 billion-$15 billion
61.2
$2 billion or less
38.8
Total 100.0

Social Choice Equity Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Social Choice Equity Fund
4/3/00 - 17 .83% 9 .19% 11 .91% 0 .26% 0 .22%
Russell 3000® Index – - 19 .21 8 .79 12 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Social Choice Equity Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
77.04
million
Portfolio turnover rate 20%
Number of holdings 502
Weighted median market
capitalization $82.76 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.6
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 26.1
Health care 14.3
Financials 13.8
Industrials 10.3
Consumer discretionary 9.4
Consumer staples 6.0
Energy 5.3
Communication services 4.9
Utilities 3.3
Materials 3.0
Real estate 2.8
Short-term investments,
other assets & liabilities, net 0.8
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
64.4
More than $15 billion-$50 billion
25.1
More than $2 billion-$15 billion
8.3
$2 billion or less
2.2
Total 100.0

Stock Index Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Stock Index Fund
1/4/99 - 19 .18% 8 .72% 12 .06% 0 .08% 0 .08%
Russell 3000® Index – - 19 .21 8 .79 12 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Stock Index Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 12/31/2022
Net assets $
653.22
million
Portfolio turnover rate 2%
Number of holdings 2,885
Weighted median market
capitalization $112.18 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 24.2
Health care 15.4
Financials 12.1
Consumer discretionary 9.9
Industrials 9.7
Communication services 6.7
Consumer staples 6.5
Energy 5.2
Real estate 3.2
Materials 3.0
Utilities 3.0
Short-term investments,
other assets & liabilities, net 1.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
65.1
More than $15 billion-$50 billion
19.1
More than $2 billion-$15 billion
13.4
$2 billion or less
2.4
Total 100.0

International Equity Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
International Equity Fund
4/3/00 - 16 .70% 0 .03% 4 .30% 0 .61% 0 .60%
MSCI EAFE® Index – - 14 .45 1 .54 4 .67 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

International Equity Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2022
Net assets $
121.54
million
Portfolio turnover rate 23%
Number of holdings 67
Weighted median market
capitalization $70.89 billon
Price/earnings ratio (weighted
12-month trailing average)
†
11.6
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Industrials 16.8
Health care 16.6
Financials 13.2
Consumer staples 11.6
Consumer discretionary 11.0
Materials 9.8
Energy 9.5
Communication services 3.9
Information technology 3.5
Utilities 2.1
Short-term investments,
other assets & liabilities, net 2.0
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
66.7
More than $15 billion-$50 billion
28.7
More than $2 billion-$15 billion
4.6
Total 100.0
% of portfolio investments
as of 12/31/2022
Japan 19.9
United Kingdom 14.9
France 11.4
Netherlands 10.6
Germany 9.3
Australia 7.0
United States 5.1
Switzerland 5.1
Denmark 3.4
Italy 2.0
8 other nations 9.4
Short-term investments 1.9
Total 100.0

Core Bond Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Core Bond Fund
7/8/03 - 13 .21% 0 .13% 1 .37% 0 .42% 0 .35%
Bloomberg U.S. Aggregate Bond Index – - 13 .01 0 .02 1 .06 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Core Bond Fund

2022 Annual Report TIAA-CREF Life Funds
concluded
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 12/31/2022
Net assets $
191.25
million
Portfolio turnover rate 181%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 104%
Number of issues 984
Option-adjusted duration
‡
6.03 years
Average maturity
§
8.98 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
Sector
% of net assets
as of 12/31/2022
Government bonds
42.9
Corporate bonds
35.5
Structured assets
17.6
Bank loan obligations
1.4
Preferred stocks
0.1
Short-term investments,
other assets & liabilities, net 2.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
Less than 1 year 3.8
1-3 years 13.6
3-5 years 13.6
5-10 years 48.5
Over 10 years 20.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2022
U.S. Treasury & U.S. agency securities* 36.5
Aaa/AAA 4.0
Aa/AA 8.8
A/A 14.2
Baa/BBB 27.4
Ba/BB 3.6
B/B 2.3
Below B/B 0.1
Non-rated 3.1
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

TIAA-CREF Life Funds 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Money Market Fund
7/8/03 1 .46% 1 .13% 0 .67% 0 .22% 0 .15%
iMoneyNet Money Fund Averages™—All Government
§
– 1 .33 0 .96 0 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Beginning September 9, 2020, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 12/31/2022
Net assets $
133.93
million
Number of issues 110
Sector
% of net assets
as of 12/31/2022
U.S. government agency securities* 50.9
Variable rate securities, government 26.6
Repurchase agreements 13.2
U.S. Treasury securities* 6.3
Other assets & liabilities, net 3.0
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended December 27,
2022)
‡
Current
yield
Effective
yield
Money Market Fund 4 .02% 4 .11%
iMoneyNet Money
Fund Averages™—
All Government
§
3 .80 3 .88
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Balanced Fund

2022 Annual Report TIAA-CREF Life Funds
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
(inception January 31, 2014)
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period.
Total return Average annual total return
Annual operating
expenses
*#
Inception
date 1 year 5 years
since
inception gross net
Balanced Fund
1/31/14 - 16 . 59% 3.26% 4.96% 0.59% 0.51%
Balanced Fund Composite Index
‡
– -15.34 4.02 5.3 7
§
– –
Broad market index
Morningstar Moderately Conservative Target Risk Index – -13.85 2.79 3.92
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on December 31, 2022, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000®
Index; and 10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Fund.

TIAA-CREF Life Funds 2022 Annual Report
Balanced Fund
concluded
Fund profile
Asset Allocation
Target allocation
as of 12/31/2022
Net assets $
62.01
million
% of net assets
as of 12/31/2022
Equity
U.S. equity 39.38
International equity 10.02
Fixed income 50.54
Other assets & liabilities, net 0.06
Total 100.00

Expense examples

2022 Annual Report TIAA-CREF Life Funds
All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.
The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2022 – December 31, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
Growth Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $977.42
Expenses incurred during the period* $2.59
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.58
Expenses incurred during the period* $2.65
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Growth & Income Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,010.72
Expenses incurred during the period* $2.64
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.58
Expenses incurred during the period* $2.65
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

TIAA-CREF Life Funds 2022 Annual Report
Expense examples
continued
Large-Cap Value Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,089.41
Expenses incurred during the period* $2.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.58
Expenses incurred during the period* $2.65
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Real Estate Securities Fund
Actual performance
Beginning account value $1,000.00
Ending account value $930.21
Expenses incurred during the period* $2.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.32
Expenses incurred during the period* $2.91
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.57%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Small-Cap Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,071.96
Expenses incurred during the period* $2.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.53
Expenses incurred during the period* $2.70
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.53%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Social Choice Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,047.40
Expenses incurred during the period* $1.14
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.10
Expenses incurred during the period* $1.12
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.22%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Expense examples

2022 Annual Report TIAA-CREF Life Funds
continued
Stock Index Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,023.80
Expenses incurred during the period* $0.47
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.74
Expenses incurred during the period* $0.47
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.09%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
International Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,068.68
Expenses incurred during the period* $3.13
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.18
Expenses incurred during the period* $3.06
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.60%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Core Bond Fund
Actual performance
Beginning account value $1,000.00
Ending account value $977.06
Expenses incurred during the period* $1.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.44
Expenses incurred during the period* $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.35%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Money Market Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,013.24
Expenses incurred during the period* $0.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.45
Expenses incurred during the period* $0.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.15%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

TIAA-CREF Life Funds 2022 Annual Report
Expense examples
concluded
Balanced Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,005.02
Expenses incurred during the period* $0.51
Effective expenses incurred during the period
†
$2.57
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.70
Expenses incurred during the period* $0.51
Effective expenses incurred during the period
†
$2.60
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Fund's annualized six-month expense ratio for that period was 0.10%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratio for that period was 0.51%.

Growth Equity Fund December 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 1 .4%
13,352 * Tesla, Inc $ 1,644,699
TOTAL AUTOMOBILES & COMPONENTS 1,644,699
CAPITAL GOODS - 2 .9%
7,289 * Boeing Co 1,388,481
2,697 Deere & Co 1,156,366
5,700 Safran S.A. 713,947
TOTAL CAPITAL GOODS 3,258,794
COMMERCIAL & PROFESSIONAL SERVICES - 3 .2%
15,399 Experian Group Ltd 521,539
5,843 Verisk Analytics, Inc 1,030,822
16,047 Waste Connections, Inc 2,127,190
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,679,551
CONSUMER DURABLES & APPAREL - 1 .5%
4,560 Essilor International S.A. 825,054
3,398 Nike, Inc (Class B) 397,600
89,200 Prada S.p.A 500,752
TOTAL CONSUMER DURABLES & APPAREL 1,723,406
CONSUMER SERVICES - 4 .1%
1,851 * Booking Holdings, Inc 3,730,283
19,502 * Las Vegas Sands Corp 937,461
669 Starbucks Corp 66,365
TOTAL CONSUMER SERVICES 4,734,109
DIVERSIFIED FINANCIALS - 1 .7%
3,855 American Express Co 569,576
77,546 * Grab Holdings Ltd. 249,698
3,271 S&P Global, Inc 1,095,589
TOTAL DIVERSIFIED FINANCIALS 1,914,863
ENERGY - 3 .2%
12,352 ConocoPhillips 1,457,536
6,215 Pioneer Natural Resources Co 1,419,444
6,034 Valero Energy Corp 765,473
TOTAL ENERGY 3,642,453
FOOD & STAPLES RETAILING - 1 .6%
3,973 Costco Wholesale Corp 1,813,674
TOTAL FOOD & STAPLES RETAILING 1,813,674
FOOD, BEVERAGE & TOBACCO - 4 .0%
40,927 Davide Campari-Milano NV 415,503
21,543 * Monster Beverage Corp 2,187,261
10,815 PepsiCo, Inc 1,953,838
TOTAL FOOD, BEVERAGE & TOBACCO 4,556,602
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
3,785 * Align Technology, Inc 798,256
11,111 * Dexcom, Inc 1,258,210
5,885 * Intuitive Surgical, Inc 1,561,585
5,230 UnitedHealth Group, Inc 2,772,841
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,390,892

Portfolio of investments
Growth Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
2,236 Estee Lauder Cos (Class A) $ 554,774
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 554,774
INSURANCE - 0 .9%
17,000 American International Group, Inc 1,075,080
TOTAL INSURANCE 1,075,080
MATERIALS - 1 .5%
14,535 Corteva, Inc 854,367
2,454 Linde plc 800,446
TOTAL MATERIALS 1,654,813
MEDIA & ENTERTAINMENT - 7 .4%
47,966 * Alphabet, Inc (Class C) 4,256,023
7,231 * Match Group, Inc 300,014
17,606 * Meta Platforms, Inc 2,118,706
3,330 * Netflix, Inc 981,951
14,518 * ROBLOX Corp 413,182
4,946 * Walt Disney Co 429,709
TOTAL MEDIA & ENTERTAINMENT 8,499,585
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .6%
13,127 AbbVie, Inc 2,121,454
26,352 * Avantor, Inc 555,764
6,633 Gilead Sciences, Inc 569,443
10,116 * Horizon Therapeutics Plc 1,151,201
5,126 * Illumina, Inc 1,036,477
6,569 Zoetis, Inc 962,687
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,397,026
RETAILING - 10 .3%
6,418 * Alibaba Group Holding Ltd (ADR) 565,362
96,520 * Amazon.com, Inc 8,107,680
19,956 * Coupang, Inc 293,553
12,480 eBay, Inc 517,545
765 Kering 389,329
23,481 TJX Companies, Inc 1,869,088
TOTAL RETAILING 11,742,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .8%
18,355 * Advanced Micro Devices, Inc 1,188,853
17,393 Applied Materials, Inc 1,693,730
3,885 Broadcom, Inc 2,172,220
11,984 Marvell Technology, Inc 443,888
15,733 NVIDIA Corp 2,299,221
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,797,912
SOFTWARE & SERVICES - 27 .8%
5,091 Accenture plc 1,358,482
360 *,g Adyen NV 499,770
2,285 * Atlassian Corp 294,034
6,821 * DocuSign, Inc 378,020
4,677 Intuit, Inc 1,820,382
50,794 Microsoft Corp 12,181,417
17,366 Oracle Corp 1,419,497
4,108 * Palo Alto Networks, Inc 573,230
12,837 * PayPal Holdings, Inc 914,251
18,446 * Qualtrics International, Inc 191,469
2,533 Roper Technologies, Inc 1,094,484
13,442 * Salesforce, Inc 1,782,275
3,147 * ServiceNow, Inc 1,221,886

Portfolio of investments
Growth Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,248 * Synopsys, Inc $ 717,764
31,085 Visa, Inc (Class A) 6,458,219
5,093 * Workday, Inc 852,212
TOTAL SOFTWARE & SERVICES 31,757,392
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .0%
53,075 Apple, Inc 6,896,035
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,896,035
TRANSPORTATION - 2 .6%
52,548 * Uber Technologies, Inc 1,299,512
8,250 Union Pacific Corp 1,708,328
TOTAL TRANSPORTATION 3,007,840
TOTAL COMMON STOCKS 112,742,057
(Cost $89,712,824)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 1 .6%
$ 1,868,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 1,868,000
TOTAL GOVERNMENT AGENCY DEBT 1,868,000
TOTAL SHORT-TERM INVESTMENTS 1,868,000
(Cost $1,867,595)
TOTAL INVESTMENTS - 100.2% 114,610,057
(Cost $91,580,419)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (241,031)
NET ASSETS - 100.0% $ 114,369,026
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Portfolio of investments
Growth & Income Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .9%
22,597 * Tesla, Inc $ 2,783,498
TOTAL AUTOMOBILES & COMPONENTS 2,783,498
BANKS - 2 .9%
33,606 Fifth Third Bancorp 1,102,613
10,227 First Republic Bank 1,246,569
48,321 Wells Fargo & Co 1,995,174
TOTAL BANKS 4,344,356
CAPITAL GOODS - 11 .4%
10,025 Caterpillar, Inc 2,401,589
12,254 Dover Corp 1,659,314
35,510 Fortive Corp 2,281,517
14,946 Honeywell International, Inc 3,202,928
9,569 Hubbell, Inc 2,245,653
2,970 W.W. Grainger, Inc 1,652,063
33,826 Westinghouse Air Brake Technologies Corp 3,376,173
TOTAL CAPITAL GOODS 16,819,237
DIVERSIFIED FINANCIALS - 7 .6%
17,966 American Express Co 2,654,477
5,867 Ameriprise Financial, Inc 1,826,808
22,732 Ares Management Corp 1,555,778
75,679 Bank of New York Mellon Corp 3,444,908
16,468 Discover Financial Services 1,611,064
31,200 * Grab Holdings Ltd. 100,464
TOTAL DIVERSIFIED FINANCIALS 11,193,499
ENERGY - 5 .3%
20,798 EOG Resources, Inc 2,693,757
53,461 EQT Corp 1,808,586
30,917 Exxon Mobil Corp 3,410,145
TOTAL ENERGY 7,912,488
FOOD & STAPLES RETAILING - 2 .4%
7,732 Costco Wholesale Corp 3,529,658
TOTAL FOOD & STAPLES RETAILING 3,529,658
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
21,505 Abbott Laboratories 2,361,034
6,019 Cigna Corp 1,994,336
28,133 * Edwards Lifesciences Corp 2,099,003
31,602 Medtronic plc 2,456,107
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,910,480
HOUSEHOLD & PERSONAL PRODUCTS - 2 .8%
27,815 Procter & Gamble Co 4,215,641
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,215,641
INSURANCE - 6 .2%
57,524 American International Group, Inc 3,637,818
29,542 * Arch Capital Group Ltd 1,854,647
16,557 Chubb Ltd 3,652,474
TOTAL INSURANCE 9,144,939
MATERIALS - 4 .2%
50,462 Corteva, Inc 2,966,156
5,998 Linde plc 1,956,428

Portfolio of investments
Growth & Income Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
25,218 Sealed Air Corp $ 1,257,874
TOTAL MATERIALS 6,180,458
MEDIA & ENTERTAINMENT - 3 .1%
27,468 * Alphabet, Inc (Class A) 2,423,502
24,573 * Alphabet, Inc (Class C) 2,180,362
TOTAL MEDIA & ENTERTAINMENT 4,603,864
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
49,168 Bristol-Myers Squibb Co 3,537,637
40,937 Merck & Co, Inc 4,541,960
1,277 * Mettler-Toledo International, Inc 1,845,840
5,320 * Waters Corp 1,822,526
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,747,963
REAL ESTATE - 3 .7%
17,368 Prologis, Inc 1,957,895
30,351 Simon Property Group, Inc 3,565,635
TOTAL REAL ESTATE 5,523,530
RETAILING - 6 .1%
21,609 * Amazon.com, Inc 1,815,156
9,722 Home Depot, Inc 3,070,791
13,808 Lowe's Companies, Inc 2,751,106
2,885 * Ulta Beauty, Inc 1,353,267
TOTAL RETAILING 8,990,320
SOFTWARE & SERVICES - 15 .3%
47,337 Microsoft Corp 11,352,359
49,881 Oracle Corp 4,077,273
17,935 * Palo Alto Networks, Inc 2,502,650
5,098 * ServiceNow, Inc 1,979,401
8,276 * Synopsys, Inc 2,642,444
TOTAL SOFTWARE & SERVICES 22,554,127
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .7%
55,574 Apple, Inc 7,220,730
22,029 * Arista Networks, Inc 2,673,219
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,893,949
TRANSPORTATION - 1 .2%
9,838 United Parcel Service, Inc (Class B) 1,710,238
TOTAL TRANSPORTATION 1,710,238
UTILITIES - 5 .1%
29,646 Alliant Energy Corp 1,636,756
19,112 American Electric Power Co, Inc 1,814,684
56,837 Centerpoint Energy, Inc 1,704,542
29,286 NextEra Energy, Inc 2,448,309
TOTAL UTILITIES 7,604,291
TOTAL COMMON STOCKS 147,662,536
(Cost $124,344,201)

Portfolio of investments
Growth & Income Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 709,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 $ 709,000
TOTAL GOVERNMENT AGENCY DEBT 709,000
TOTAL SHORT-TERM INVESTMENTS 709,000
(Cost $708,846)
TOTAL INVESTMENTS - 100.3% 148,371,536
(Cost $125,053,047)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (490,835)
NET ASSETS - 100.0% $ 147,880,701
*
Non-income producing

Large-Cap Value Fund December 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
BANKS - 9 .9%
55,771 Bank of America Corp $ 1,847,136
18,517 JPMorgan Chase & Co 2,483,130
6,300 PNC Financial Services Group, Inc 995,022
18,179 US Bancorp 792,786
37,953 Wells Fargo & Co 1,567,079
TOTAL BANKS 7,685,153
CAPITAL GOODS - 11 .4%
2,978 Allegion plc 313,464
2,728 * Boeing Co 519,657
1,374 Caterpillar, Inc 329,156
1,899 Deere & Co 814,215
5,687 Dover Corp 770,077
5,917 Eaton Corp 928,673
6,430 Honeywell International, Inc 1,377,949
12,412 Masco Corp 579,268
3,513 Parker-Hannifin Corp 1,022,283
17,834 Raytheon Technologies Corp 1,799,807
2,377 Trane Technologies plc 399,550
TOTAL CAPITAL GOODS 8,854,099
CONSUMER DURABLES & APPAREL - 1 .0%
160 * NVR, Inc 738,013
TOTAL CONSUMER DURABLES & APPAREL 738,013
CONSUMER SERVICES - 3 .5%
249 * Booking Holdings, Inc 501,805
7,951 Hilton Worldwide Holdings, Inc 1,004,688
4,432 McDonald's Corp 1,167,965
TOTAL CONSUMER SERVICES 2,674,458
DIVERSIFIED FINANCIALS - 6 .7%
7,529 American Express Co 1,112,410
4,694 * Berkshire Hathaway, Inc (Class B) 1,449,976
1,136 BlackRock, Inc 805,004
6,289 Charles Schwab Corp 523,622
3,674 Goldman Sachs Group, Inc 1,261,578
TOTAL DIVERSIFIED FINANCIALS 5,152,590
ENERGY - 9 .5%
15,321 Chevron Corp 2,749,966
19,071 ConocoPhillips 2,250,378
8,729 EOG Resources, Inc 1,130,580
886 Pioneer Natural Resources Co 202,354
8,159 Valero Energy Corp 1,035,051
TOTAL ENERGY 7,368,329
FOOD & STAPLES RETAILING - 1 .6%
8,681 Walmart, Inc 1,230,879
TOTAL FOOD & STAPLES RETAILING 1,230,879
FOOD, BEVERAGE & TOBACCO - 1 .0%
11,829 Mondelez International, Inc 788,403
TOTAL FOOD, BEVERAGE & TOBACCO 788,403
HEALTH CARE EQUIPMENT & SERVICES - 9 .4%
9,616 Abbott Laboratories 1,055,741
4,308 Cigna Corp 1,427,413
2,877 Elevance Health, Inc 1,475,815

Portfolio of investments
Large-Cap Value Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
3,597 HCA Healthcare, Inc $ 863,136
10,881 Medtronic plc 845,671
2,331 UnitedHealth Group, Inc 1,235,849
2,910 Zimmer Biomet Holdings, Inc 371,025
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,274,650
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
3,971 Procter & Gamble Co 601,845
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 601,845
INSURANCE - 6 .0%
20,512 American International Group, Inc 1,297,179
7,043 Chubb Ltd 1,553,686
5,667 Marsh & McLennan Cos, Inc 937,775
11,622 Metlife, Inc 841,084
TOTAL INSURANCE 4,629,724
MATERIALS - 5 .0%
9,690 Crown Holdings, Inc 796,615
11,867 DuPont de Nemours, Inc 814,432
3,799 Linde plc 1,239,158
4,988 PPG Industries, Inc 627,191
2,005 Reliance Steel & Aluminum Co 405,892
TOTAL MATERIALS 3,883,288
MEDIA & ENTERTAINMENT - 4 .4%
10,357 * Alphabet, Inc (Class C) 918,976
28,443 Comcast Corp (Class A) 994,652
6,353 * Meta Platforms, Inc 764,520
8,766 * Walt Disney Co 761,590
TOTAL MEDIA & ENTERTAINMENT 3,439,738
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .5%
2,977 AbbVie, Inc 481,113
17,159 Bristol-Myers Squibb Co 1,234,590
1,206 Danaher Corp 320,097
15,922 Johnson & Johnson 2,812,621
8,881 Merck & Co, Inc 985,347
14,495 Pfizer, Inc 742,724
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,576,492
REAL ESTATE - 0 .9%
6,438 Prologis, Inc 725,756
TOTAL REAL ESTATE 725,756
RETAILING - 1 .5%
3,610 Home Depot, Inc 1,140,255
TOTAL RETAILING 1,140,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .0%
5,225 Analog Devices, Inc 857,057
6,034 Applied Materials, Inc 587,591
482 Broadcom, Inc 269,501
705 Lam Research Corp 296,311
11,271 Micron Technology, Inc 563,324
3,538 NXP Semiconductors NV 559,110
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,132,894
SOFTWARE & SERVICES - 4 .4%
2,023 Accenture plc 539,817
8,747 * Fiserv, Inc 884,059

Portfolio of investments
Large-Cap Value Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
4,086 Microsoft Corp $ 979,905
12,334 Oracle Corp 1,008,181
TOTAL SOFTWARE & SERVICES 3,411,962
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
17,306 Cisco Systems, Inc 824,458
9,304 TE Connectivity Ltd 1,068,099
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,892,557
TELECOMMUNICATION SERVICES - 1 .2%
6,589 * T-Mobile US, Inc 922,460
TOTAL TELECOMMUNICATION SERVICES 922,460
TRANSPORTATION - 2 .5%
15,994 *,†,b AMR Corporation 160
18,388 CSX Corp 569,660
4,691 Union Pacific Corp 971,365
2,438 United Parcel Service, Inc (Class B) 423,822
TOTAL TRANSPORTATION 1,965,007
UTILITIES - 3 .8%
7,797 Ameren Corp 693,309
8,115 American Electric Power Co, Inc 770,519
19,172 Centerpoint Energy, Inc 574,968
2,026 Dominion Energy, Inc 124,235
9,155 NextEra Energy, Inc 765,358
TOTAL UTILITIES 2,928,389
TOTAL COMMON STOCKS 77,016,941
(Cost $52,690,432)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1 .1%
$ 874,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 874,000
TOTAL GOVERNMENT AGENCY DEBT 874,000
TOTAL SHORT-TERM INVESTMENTS 874,000
(Cost $873,811)
TOTAL INVESTMENTS - 100.5% 77,890,941
(Cost $53,564,243)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (375,247)
NET ASSETS - 100.0% $ 77,515,694
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy

Portfolio of investments
Real Estate Securities Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.9%
ASSET MANAGEMENT & CUSTODY BANKS - 2 .1%
18,000 iShares Dow Jones US Real Estate Index Fund $ 1,515,420
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 1,515,420
HEALTH CARE REITS - 6 .2%
47,500 Healthpeak Properties Inc 1,190,825
24,000 Ventas, Inc 1,081,200
32,500 Welltower, Inc 2,130,375
TOTAL HEALTH CARE REITS 4,402,400
HOTEL & RESORT REITS - 2 .2%
60,000 Host Hotels and Resorts, Inc 963,000
7,000 Ryman Hospitality Properties 572,460
TOTAL HOTEL & RESORT REITS 1,535,460
INDUSTRIAL REITS - 17 .7%
4,600 EastGroup Properties, Inc 681,076
4,500 Innovative Industrial Properties, Inc 456,075
71,800 Prologis, Inc 8,094,014
39,000 Rexford Industrial Realty, Inc 2,130,960
21,000 Terreno Realty Corp 1,194,270
TOTAL INDUSTRIAL REITS 12,556,395
OFFICE REITS - 3 .7%
14,500 Alexandria Real Estate Equities, Inc 2,112,215
4,700 Boston Properties, Inc 317,626
10,500 Vornado Realty Trust 218,505
TOTAL OFFICE REITS 2,648,346
RESIDENTIAL REITS - 22 .2%
64,000 American Homes 4 Rent 1,928,960
19,200 AvalonBay Communities, Inc 3,101,184
30,000 Equity Lifestyle Properties, Inc 1,938,000
39,300 Equity Residential 2,318,700
6,000 Essex Property Trust, Inc 1,271,520
40,000 Independence Realty Trust, Inc 674,400
12,000 Invitation Homes, Inc 355,680
12,100 Mid-America Apartment Communities, Inc 1,899,579
16,200 Sun Communities, Inc 2,316,600
TOTAL RESIDENTIAL REITS 15,804,623
RETAIL REITS - 18 .3%
9,800 Agree Realty Corp 695,114
61,500 Brixmor Property Group, Inc 1,394,205
86,000 Kimco Realty Corp 1,821,480
52,000 Kite Realty Group Trust 1,094,600
25,500 Realty Income Corp 1,617,465
26,700 Regency Centers Corp 1,668,750
35,300 Simon Property Group, Inc 4,147,044
15,000 Spirit Realty Capital, Inc 598,950
TOTAL RETAIL REITS 13,037,608
SPECIALIZED REITS - 26 .5%
22,600 American Tower Corp 4,788,036
15,600 Crown Castle International Corp 2,115,984
13,300 Digital Realty Trust, Inc 1,333,591
5,150 Equinix, Inc 3,373,405
3,500 Extra Space Storage, Inc 515,130
11,500 Gaming and Leisure Properties, Inc 599,035
6,900 Public Storage, Inc 1,933,311

Portfolio of investments
Real Estate Securities Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY VALUE
SPECIALIZED REITS—continued
4,600 SBA Communications Corp $ 1,289,426
51,000 VICI Properties, Inc 1,652,400
39,000 Weyerhaeuser Co 1,209,000
TOTAL SPECIALIZED REITS 18,809,318
TOTAL COMMON STOCKS 70,309,570
(Cost $52,155,312)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .9%
$ 639,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 639,000
TOTAL GOVERNMENT AGENCY DEBT 639,000
TOTAL SHORT-TERM INVESTMENTS 639,000
(Cost $638,862)
TOTAL INVESTMENTS - 99.8% 70,948,570
(Cost $52,794,174)
OTHER ASSETS & LIABILITIES, NET - 0.2% 174,344
NET ASSETS - 100.0% $ 71,122,914

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 96.6%
AUTOMOBILES & COMPONENTS - 0 .9%
2,840 * Fox Factory Holding Corp $ 259,093
17,420 * Goodyear Tire & Rubber Co 176,813
5,620 * Modine Manufacturing Co 111,613
TOTAL AUTOMOBILES & COMPONENTS 547,519
BANKS - 10 .7%
2,130 Amalgamated Financial Corp 49,075
8,190 Associated Banc-Corp 189,107
4,960 * Axos Financial, Inc 189,571
2,991 Bank of NT Butterfield & Son Ltd 89,162
2,762 Banner Corp 174,558
11,960 Cadence BanCorp 294,934
5,594 Cathay General Bancorp 228,179
3,280 Central Pacific Financial Corp 66,518
6,660 Columbia Banking System, Inc 200,666
3,422 ConnectOne Bancorp, Inc 82,847
3,833 * Customers Bancorp, Inc 108,627
6,410 CVB Financial Corp 165,058
3,670 Eagle Bancorp, Inc 161,737
3,930 Enact Holdings, Inc 94,792
2,130 Enterprise Financial Services Corp 104,285
6,451 Essent Group Ltd 250,815
574 Federal Agricultural Mortgage Corp (FAMC) 64,696
3,650 First Busey Corp 90,228
2,060 First Financial Corp 94,925
5,510 First Foundation, Inc 78,958
3,695 First Merchants Corp 151,902
5,580 Hancock Whitney Corp 270,016
2,610 Heartland Financial USA, Inc 121,678
3,910 Heritage Commerce Corp 50,830
2,770 Home Bancshares, Inc 63,128
2,940 Horizon Bancorp 44,335
1,694 Independent Bank Corp 40,521
3,629 Lakeland Bancorp, Inc 63,907
1,660 * Metropolitan Bank Holding Corp 97,392
3,440 National Bank Holdings Corp 144,721
8,711 * NMI Holdings, Inc 182,060
5,795 OceanFirst Financial Corp 123,144
9,565 OFG Bancorp 263,611
8,080 Old National Bancorp 145,278
1,120 Pacific Premier Bancorp, Inc 35,347
1,220 Peapack Gladstone Financial Corp 45,408
994 Premier Financial Corp 26,808
1,244 QCR Holdings, Inc 61,752
14,987 Radian Group, Inc 285,802
4,790 Renasant Corp 180,056
4,870 Towne Bank 150,191
920 Trico Bancshares 46,911
9,053 United Community Banks, Inc 305,991
5,810 Washington Federal, Inc 194,926
3,940 WesBanco, Inc 145,701
2,410 Westamerica Bancorporation 142,214
TOTAL BANKS 6,162,368
CAPITAL GOODS - 11 .0%
5,140 Altra Industrial Motion Corp 307,115
6,730 * API Group Corp 126,591
2,240 d Applied Industrial Technologies, Inc 282,307
3,418 * Atkore International Group, Inc 387,670

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
4,421 Comfort Systems USA, Inc $ 508,769
978 CSW Industrials, Inc 113,380
1,260 Encore Wire Corp 173,326
6,240 Enerpac Tool Group Corp 158,808
1,767 EnPro Industries, Inc 192,055
2,400 * Evoqua Water Technologies Corp 95,040
6,501 Federal Signal Corp 302,101
9,190 * Fluor Corp 318,525
830 Franklin Electric Co, Inc 66,192
1,250 H&E Equipment Services, Inc 56,750
9,830 * Janus International Group, Inc 93,582
1,720 Kennametal, Inc 41,383
1,690 McGrath RentCorp 166,871
12,714 * MRC Global, Inc 147,228
3,682 Mueller Industries, Inc 217,238
11,780 * NOW, Inc 149,606
1,200 * NV5 Global Inc 158,784
4,280 * Parsons Corp 197,950
7,180 * PGT Innovations, Inc 128,953
3,800 Rush Enterprises, Inc (Class A) 198,664
6,210 * Shoals Technologies Group, Inc 153,201
1,360 Simpson Manufacturing Co, Inc 120,578
2,150 * SPX Technologies, Inc 141,147
740 Standex International Corp 75,783
10,200 *,e Stem, Inc 91,188
3,350 Terex Corp 143,112
2,920 * Titan Machinery, Inc 116,012
12,060 * Triumph Group, Inc 126,871
3,660 UFP Industries, Inc 290,055
6,080 Wabash National Corp 137,408
4,330 * WillScot Mobile Mini Holdings Corp 195,586
8,035 Zurn Water Solutions Corp 169,940
TOTAL CAPITAL GOODS 6,349,769
COMMERCIAL & PROFESSIONAL SERVICES - 2 .4%
4,490 * CBIZ, Inc 210,356
2,353 Exponent, Inc 233,159
8,230 * First Advantage Corp 106,990
1,650 * Franklin Covey Co 77,170
2,050 Heidrick & Struggles International, Inc 57,339
2,300 * Huron Consulting Group, Inc 166,980
1,620 ICF International, Inc 160,461
3,610 KBR, Inc 190,608
2,188 Kforce, Inc 119,968
3,520 * TrueBlue, Inc 68,922
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,391,953
CONSUMER DURABLES & APPAREL - 2 .0%
9,910 * Callaway Golf Co 195,723
5,290 Clarus Corp 41,474
2,400 *,d Crocs, Inc 260,232
1,740 Ethan Allen Interiors, Inc 45,971
2,106 * G-III Apparel Group Ltd 28,873
2,590 * M/I Homes, Inc 119,606
1,090 * Malibu Boats, Inc 58,097
3,704 * Skyline Champion Corp 190,793
2,670 Steven Madden Ltd 85,333
4,320 * Taylor Morrison Home Corp 131,112
TOTAL CONSUMER DURABLES & APPAREL 1,157,214

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 3 .7%
240 * Biglari Holdings, Inc (B Shares) $ 33,312
4,330 Bloomin' Brands, Inc 87,120
1,362 Bluegreen Vacations Holding Corp 33,996
1,670 Carriage Services, Inc 45,992
5,590 * Chegg, Inc 141,259
10,520 * Coursera, Inc 124,452
4,650 * Dave & Buster's Entertainment, Inc 164,796
5,270 * Denny's Corp 48,537
1,970 * Duolingo, Inc 140,126
9,030 * Everi Holdings, Inc 129,580
140 Graham Holdings Co 84,589
5,620 * Hilton Grand Vacations, Inc 216,595
9,300 International Game Technology plc 210,924
6,770 * Portillo's, Inc 110,486
6,160 * PowerSchool Holdings, Inc 142,173
3,000 Ruth's Hospitality Group Inc 46,440
4,420 * Target Hospitality Corp 66,919
3,530 Texas Roadhouse, Inc (Class A) 321,053
TOTAL CONSUMER SERVICES 2,148,349
DIVERSIFIED FINANCIALS - 3 .1%
3,080 A-Mark Precious Metals, Inc 106,969
5,820 Artisan Partners Asset Management, Inc 172,854
42,640 BGC Partners, Inc (Class A) 160,753
6,360 Broadmark Realty Capital, Inc 22,642
2,100 Cohen & Steers, Inc 135,576
2,693 Cowen Group, Inc 104,004
4,920 * Enova International, Inc 188,780
4,050 * Green Dot Corp 64,071
12,050 * LendingClub Corp 106,040
5,880 Navient Corp 96,726
5,600 * Open Lending Corp 37,800
1,470 Piper Jaffray Cos 191,379
4,210 Sculptor Capital Management, Inc 36,459
3,380 StepStone Group, Inc 85,108
3,640 Victory Capital Holdings, Inc 97,661
980 Virtus Investment Partners, Inc 187,611
TOTAL DIVERSIFIED FINANCIALS 1,794,433
ENERGY - 6 .9%
3,510 * Ardmore Shipping Corp 50,579
15,460 Berry Petroleum Co LLC 123,680
950 Bonanza Creek Energy, Inc 55,034
3,340 Chesapeake Energy Corp 315,196
8,070 Comstock Resources Inc 110,640
7,000 CVR Energy, Inc 219,380
6,680 Delek US Holdings, Inc 180,360
2,000 * Denbury, Inc 174,040
6,640 * Diamond Offshore Drilling, Inc 69,056
1,390 Helmerich & Payne, Inc 68,902
13,770 Liberty Oilfield Services, Inc 220,458
4,010 Murphy Oil Corp 172,470
49,390 Nordic American Tankers Ltd 151,133
9,650 * Oceaneering International, Inc 168,779
3,370 Ovintiv, Inc 170,893
9,465 * Par Pacific Holdings, Inc 220,061
11,353 PBF Energy, Inc 462,975
5,900 Permian Resources Corp 55,460
16,350 RPC, Inc 145,352
6,874 Sitio Royalties Corp 198,312
1,640 * Teekay Tankers Ltd 50,528

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
33,699 * Tellurian, Inc $ 56,614
5,980 * US Silica Holdings, Inc 74,750
1,990 * Valaris Ltd 134,564
6,150 * Weatherford International Ltd 313,158
TOTAL ENERGY 3,962,374
FOOD & STAPLES RETAILING - 0 .9%
3,212 Andersons, Inc 112,388
2,183 *,d BJ's Wholesale Club Holdings, Inc 144,427
4,450 * Chefs' Warehouse Holdings, Inc 148,096
1,874 * Performance Food Group Co 109,423
7,330 *,e Rite Aid Corp 24,482
TOTAL FOOD & STAPLES RETAILING 538,816
FOOD, BEVERAGE & TOBACCO - 2 .0%
2,744 Calavo Growers, Inc 80,674
3,380 Cal-Maine Foods, Inc 184,041
370 Coca-Cola Consolidated Inc 189,573
4,110 * Duckhorn Portfolio, Inc 68,103
5,925 * Hostess Brands, Inc 132,957
990 MGP Ingredients, Inc 105,316
13,870 Primo Water Corp 215,540
1,880 * TreeHouse Foods, Inc 92,834
940 Universal Corp 49,641
2,930 * Vital Farms, Inc 43,716
TOTAL FOOD, BEVERAGE & TOBACCO 1,162,395
HEALTH CARE EQUIPMENT & SERVICES - 6 .8%
10,450 * 1Life Healthcare, Inc 174,620
2,310 * AdaptHealth Corp 44,398
10,400 * Allscripts Healthcare Solutions, Inc 183,456
12,320 * Alphatec Holdings Inc 152,152
280 * AMN Healthcare Services, Inc 28,790
4,024 * Avanos Medical, Inc 108,890
3,230 * Axonics Modulation Technologies, Inc 201,972
7,250 * Cardiovascular Systems, Inc 98,745
5,390 * Cross Country Healthcare, Inc 143,212
5,990 * DocGo, Inc 42,349
4,370 * Health Catalyst, Inc 46,453
2,774 * HealthStream, Inc 68,906
12,800 * Hims & Hers Health, Inc 82,048
2,480 * Integer Holding Corp 169,781
4,481 * Lantheus Holdings, Inc 228,352
3,600 * Meridian Bioscience, Inc 119,556
3,270 * Merit Medical Systems, Inc 230,927
1,390 * ModivCare, Inc 124,725
7,850 * Neogen Corp 119,556
4,880 * NextGen Healthcare, Inc 91,646
7,430 * Option Care Health, Inc 223,569
8,010 * Owens & Minor, Inc 156,435
5,240 * Phreesia, Inc 169,566
6,240 * Privia Health Group, Inc 141,710
3,140 * PROCEPT BioRobotics Corp 130,436
5,300 * Progyny, Inc 165,095
2,400 * RadNet, Inc 45,192
1,430 * Shockwave Medical Inc 294,022
5,670 * Surgery Partners, Inc 157,966
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,944,525
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
7,840 * BellRing Brands, Inc 201,017

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
6,022 * elf Beauty, Inc $ 333,017
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 534,034
INSURANCE - 1 .6%
1,159 American Equity Investment Life Holding Co 52,873
1,950 * BRP Group, Inc 49,023
2,230 Employers Holdings, Inc 96,180
50,390 * Genworth Financial, Inc (Class A) 266,563
2,500 Selective Insurance Group, Inc 221,525
3,090 Stewart Information Services Corp 132,036
1,930 * Trupanion, Inc 91,733
1,396 Universal Insurance Holdings, Inc 14,784
TOTAL INSURANCE 924,717
MATERIALS - 4 .5%
1,500 AdvanSix, Inc 57,030
3,910 * Aspen Aerogels, Inc 46,099
2,830 Avient Corp 95,541
4,920 Commercial Metals Co 237,636
13,630 * Constellium SE 161,243
2,150 * Ingevity Corp 151,446
1,133 Innospec, Inc 116,540
6,310 * LSB Industries, Inc 83,923
1,264 Materion Corp 110,613
3,100 Myers Industries, Inc 68,913
14,690 * O-I Glass, Inc 243,413
1,490 Olympic Steel, Inc 50,034
8,240 * Perimeter Solutions S.A. 75,314
1,230 * Piedmont Lithium, Inc 54,145
7,170 * Rayonier Advanced Materials, Inc 68,832
5,090 Ryerson Holding Corp 154,023
4,080 Schnitzer Steel Industries, Inc (Class A) 125,052
4,260 Schweitzer-Mauduit International, Inc 89,034
2,810 Sensient Technologies Corp 204,905
785 Stepan Co 83,571
3,080 Sylvamo Corp 149,657
10,140 Tronox Holdings plc 139,020
TOTAL MATERIALS 2,565,984
MEDIA & ENTERTAINMENT - 1 .9%
7,610 * Cars.com, Inc 104,790
24,530 * Clear Channel 25,756
12,810 Entravision Communications Corp (Class A) 61,488
7,460 * Integral Ad Science Holding Corp 65,573
2,959 * Liberty Braves Group (Class C) 95,368
8,330 * Magnite, Inc 88,215
6,320 * PubMatic, Inc 80,959
6,080 Sinclair Broadcast Group, Inc (Class A) 94,301
13,020 TEGNA, Inc 275,894
5,070 * WideOpenWest, Inc 46,188
4,690 * Yelp, Inc 128,225
TOTAL MEDIA & ENTERTAINMENT 1,066,757
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .0%
3,730 *,e AbCellera Biologics, Inc 37,785
35,790 * ADMA Biologics, Inc 138,865
27,061 * Agenus, Inc 64,947
9,390 * Alkermes plc 245,361
4,720 * Amphastar Pharmaceuticals, Inc 132,254
4,320 * Amylyx Pharmaceuticals, Inc 159,624
1,290 * Arrowhead Pharmaceuticals Inc 52,322

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
14,520 * BioCryst Pharmaceuticals, Inc $ 166,690
7,870 * Biohaven Ltd 109,236
16,920 * Bluebird Bio, Inc 117,086
5,680 * C4 Therapeutics, Inc 33,512
3,283 * CareDx, Inc 37,459
8,770 * Catalyst Pharmaceuticals, Inc 163,122
7,190 * Chinook Therapeutics, Inc 188,378
9,420 * Codexis, Inc 43,897
4,650 * Coherus Biosciences, Inc 36,828
21,820 * CTI BioPharma Corp 131,138
7,300 * Cytek Biosciences, Inc 74,533
5,220 * Day One Biopharmaceuticals, Inc 112,334
5,630 * Deciphera Pharmaceuticals, Inc 92,276
8,180 * Dynavax Technologies Corp 87,035
6,130 * Editas Medicine, Inc 54,373
14,150 * Esperion Thereapeutics, Inc 88,155
10,250 * Evolus, Inc 76,978
3,044 * Harmony Biosciences Holdings, Inc 167,724
5,940 * Ideaya Biosciences, Inc 107,930
7,720 * Insmed, Inc 154,246
970 * Intellia Therapeutics, Inc 33,843
8,070 * Intercept Pharmaceuticals, Inc 99,826
4,950 * Intra-Cellular Therapies, Inc 261,954
15,230 * Iovance Biotherapeutics, Inc 97,320
7,976 * Ironwood Pharmaceuticals, Inc 98,823
12,297 * IVERIC bio, Inc 263,279
11,780 * Karyopharm Therapeutics, Inc 40,052
13,980 * Kezar Life Sciences, Inc 98,419
6,620 * Kura Oncology, Inc 82,154
17,890 * Mersana Therapeutics, Inc 104,835
3,380 * Morphic Holding, Inc 90,415
6,910 * NGM Biopharmaceuticals Inc 34,688
8,770 * Nkarta, Inc 52,532
7,720 * Nurix Therapeutics, Inc 84,766
2,185 Phibro Animal Health Corp 29,301
1,980 * Prometheus Biosciences, Inc 217,800
3,440 * Protagonist Therapeutics, Inc 37,530
4,930 * RAPT Therapeutics, Inc 97,614
13,120 * Recursion Pharmaceuticals, Inc 101,155
1,760 * Replimune Group, Inc 47,872
31,930 * Rigel Pharmaceuticals, Inc 47,895
4,520 * Rocket Pharmaceuticals, Inc 88,456
24,045 * Sangamo Therapeutics Inc 75,501
8,550 * Vanda Pharmaceuticals, Inc 63,185
3,430 * Vir Biotechnology, Inc 86,813
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,210,116
REAL ESTATE - 6 .2%
690 Agree Realty Corp 48,942
4,880 Alexander & Baldwin, Inc 91,402
14,090 Apple Hospitality REIT, Inc 222,340
12,460 * Ashford Hospitality Trust, Inc 55,696
21,960 Brandywine Realty Trust 135,054
5,910 Broadstone Net Lease, Inc 95,801
4,270 Corporate Office Properties Trust 110,764
3,030 * Cushman & Wakefield plc 37,754
18,670 DiamondRock Hospitality Co 152,907
391 EastGroup Properties, Inc 57,892
9,620 Essential Properties Realty Trust, Inc 225,781
10,920 Macerich Co 122,959
3,237 National Storage Affiliates Trust 116,920

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
6,410 Office Properties Income Trust $ 85,574
3,560 Outfront Media, Inc 59,025
18,650 Paramount Group, Inc 110,781
8,070 Phillips Edison & Co, Inc 256,949
11,380 Piedmont Office Realty Trust, Inc 104,355
5,550 PotlatchDeltic Corp 244,145
13,040 Retail Opportunities Investment Corp 195,991
15,810 RLJ Lodging Trust 167,428
1,940 Ryman Hospitality Properties 158,653
20,410 Service Properties Trust 148,789
2,366 STAG Industrial, Inc 76,446
12,210 Summit Hotel Properties, Inc 88,156
10,910 Tanger Factory Outlet Centers, Inc 195,725
9,110 Whitestone REIT 87,820
9,240 Xenia Hotels & Resorts, Inc 121,783
TOTAL REAL ESTATE 3,575,832
RETAILING - 1 .7%
6,040 * Abercrombie & Fitch Co (Class A) 138,377
3,250 Academy Sports & Outdoors, Inc 170,755
2,110 * Boot Barn Holdings, Inc 131,917
14,350 * CarParts.com, Inc 89,831
4,120 * MarineMax, Inc 128,626
3,710 Monro Muffler, Inc 167,692
1,990 Signet Jewelers Ltd 135,320
TOTAL RETAILING 962,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
2,380 * Coherent Corp 83,538
2,870 *,e Credo Technology Group Holding Ltd 38,200
3,830 Kulicke & Soffa Industries, Inc 169,516
3,153 * Lattice Semiconductor Corp 204,567
2,880 * MACOM Technology Solutions Holdings, Inc 181,382
6,170 * MaxLinear, Inc 209,472
9,590 * Photronics, Inc 161,400
4,750 * Rambus, Inc 170,145
4,170 * Semtech Corp 119,637
3,040 * SMART Global Holdings, Inc 45,235
5,480 * SunPower Corp 98,804
6,480 * Veeco Instruments, Inc 120,398
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,602,294
SOFTWARE & SERVICES - 7 .2%
5,070 * ACI Worldwide, Inc 116,610
4,750 * Alkami Technology, Inc 69,302
17,400 * AvidXchange Holdings, Inc 172,956
9,630 * Box, Inc 299,782
4,740 * Brightcove, Inc 24,790
6,540 Clear Secure, Inc 179,392
2,480 * Commvault Systems, Inc 155,843
11,380 * Conduent, Inc 46,089
2,760 * Domo, Inc 39,302
6,490 * EngageSmart, Inc 114,224
2,100 * ExlService Holdings, Inc 355,803
7,180 * Flywire Corp 175,695
9,050 * Grid Dynamics Holdings, Inc 101,541
4,200 * International Money Express Inc 102,354
8,310 * KnowBe4, Inc 205,922
3,820 * Model N, Inc 154,939
3,120 * Pagerduty, Inc 82,867
18,170 * Payoneer Global, Inc 99,390

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,450 * Perficient, Inc $ 171,083
3,558 Progress Software Corp 179,501
960 * Qualys, Inc 107,741
1,115 * Rapid7, Inc 37,888
15,480 * Repay Holdings Corp 124,614
3,510 * Sprout Social, Inc 198,175
880 * SPS Commerce, Inc 113,018
11,970 * StoneCo Ltd 112,997
15,430 * Sumo Logic, Inc 124,983
7,206 * Tenable Holdings, Inc 274,909
2,320 * Varonis Systems, Inc 55,541
16,710 * Zeta Global Holdings Corp 136,521
TOTAL SOFTWARE & SERVICES 4,133,772
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .8%
3,710 Belden CDT, Inc 266,749
18,290 * CommScope Holding Co, Inc 134,431
13,622 * Extreme Networks, Inc 249,419
2,090 * Fabrinet 267,980
6,510 * Knowles Corp 106,894
1,059 * OSI Systems, Inc 84,212
5,220 * Ribbon Communications, Inc 14,564
8,031 * Sanmina Corp 460,096
1,180 * Scansource, Inc 34,479
3,400 * Super Micro Computer, Inc 279,140
10,770 Vishay Intertechnology, Inc 232,309
886 * Vishay Precision Group, Inc 34,244
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,164,517
TELECOMMUNICATION SERVICES - 0 .8%
3,050 * Bandwidth Inc 69,998
5,890 * EchoStar Corp (Class A) 98,245
56,170 * Globalstar, Inc 74,706
7,300 * Gogo, Inc 107,748
11,450 * Radius Global Infrastructure, Inc 135,339
TOTAL TELECOMMUNICATION SERVICES 486,036
TRANSPORTATION - 2 .0%
2,881 ArcBest Corp 201,785
2,331 Forward Air Corp 244,498
3,581 * Hub Group, Inc (Class A) 284,654
16,830 Safe Bulkers, Inc 48,975
1,070 * Saia, Inc 224,358
6,354 Spirit Airlines, Inc 123,776
TOTAL TRANSPORTATION 1,128,046
UTILITIES - 3 .8%
5,170 Avista Corp 229,238
3,878 Black Hills Corp 272,779
5,895 Brookfield Infrastructure Corp 229,315
6,020 Clearway Energy, Inc (Class C) 191,857
3,391 Northwest Natural Holding Co 161,378
3,945 NorthWestern Corp 234,096
3,380 Otter Tail Corp 198,440
5,365 Portland General Electric Co 262,885
8,641 South Jersey Industries, Inc 307,015
1,490 Unitil Corp 76,526
TOTAL UTILITIES 2,163,529
TOTAL COMMON STOCKS 55,677,867
(Cost $51,940,970)

Portfolio of investments
Small-Cap Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 3.8%
GOVERNMENT AGENCY DEBT - 3 .5%
$ 2,029,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 $ 2,029,000
TOTAL GOVERNMENT AGENCY DEBT 2,029,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
169,474 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 169,474
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 169,474
TOTAL SHORT-TERM INVESTMENTS 2,198,474
(Cost $2,198,034)
TOTAL INVESTMENTS - 100.4% 57,876,341
(Cost $54,139,004)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (209,596)
NET ASSETS - 100.0% $ 57,666,745
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $189,725.
Futures contracts outstanding as of December 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 21 03/17/23  $ 1,900,013 $ 1,859,445 $ (40,568)

Social Choice Equity Fund December 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1 .4%
2,638 * American Axle & Manufacturing Holdings, Inc $ 20,629
1,461 * Aptiv plc 136,063
114 BorgWarner, Inc 4,589
3,135 *,e Canoo, Inc 3,856
2,579 * Rivian Automotive, Inc 47,531
7,027 * Tesla, Inc 865,586
3,385 *,e Workhorse Group, Inc 5,145
TOTAL AUTOMOBILES & COMPONENTS 1,083,399
BANKS - 3 .0%
626 Bank OZK 25,078
46 Banner Corp 2,907
618 Berkshire Hills Bancorp, Inc 18,478
54 Camden National Corp 2,251
11,040 Citigroup, Inc 499,339
6,229 Citizens Financial Group, Inc 245,236
1,433 Comerica, Inc 95,796
19 Commerce Bancshares, Inc 1,287
22 Community Trust Bancorp, Inc 1,010
599 * Customers Bancorp, Inc 16,976
89 Federal Agricultural Mortgage Corp (FAMC) 10,031
136 First Busey Corp 3,362
577 First Republic Bank 70,331
16 FNB Corp 209
17 Hancock Whitney Corp 823
108 Heritage Financial Corp 3,309
231 HomeStreet, Inc 6,371
3,688 Huntington Bancshares, Inc 52,001
2,786 Keycorp 48,532
329 Live Oak Bancshares, Inc 9,936
180 * Mr Cooper Group, Inc 7,223
333 National Bank Holdings Corp 14,009
5 NBT Bancorp, Inc 217
145 Old National Bancorp 2,607
710 Pinnacle Financial Partners, Inc 52,114
3,092 PNC Financial Services Group, Inc 488,350
9,026 Regions Financial Corp 194,601
260 * SVB Financial Group 59,836
277 * The Bancorp, Inc 7,861
49 Trico Bancshares 2,498
6,789 Truist Financial Corp 292,131
9 Umpqua Holdings Corp 161
182 Univest Financial Corp 4,756
49 Westamerica Bancorporation 2,891
693 Zions Bancorporation 34,068
TOTAL BANKS 2,276,586
CAPITAL GOODS - 6 .1%
3,224 3M Co 386,622
17 Acuity Brands, Inc 2,815
1,131 * Axon Enterprise, Inc 187,667
793 * Blink Charging Co 8,699
66 * Bloom Energy Corp 1,262
3,235 Carrier Global Corp 133,444
2,630 Caterpillar, Inc 630,043
467 Cummins, Inc 113,149
879 Curtiss-Wright Corp 146,784
1,405 Deere & Co 602,408
2,382 Eaton Corp 373,855

Portfolio of investments
Social Choice Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
18 EMCOR Group, Inc $ 2,666
633 Emerson Electric Co 60,806
1,556 Fastenal Co 73,630
1,318 Fortive Corp 84,681
873 * Great Lakes Dredge & Dock Corp 5,194
1,866 Hexcel Corp 109,814
27 IDEX Corp 6,165
2,309 Illinois Tool Works, Inc 508,673
4,199 Johnson Controls International plc 268,736
1,991 * Kratos Defense & Security Solutions, Inc 20,547
480 * Manitowoc Co, Inc 4,397
2,264 Masco Corp 105,661
1,132 * Mercury Systems, Inc 50,646
68 Moog, Inc (Class A) 5,968
52 * MYR Group, Inc 4,788
75 Owens Corning, Inc 6,397
789 PACCAR, Inc 78,087
583 * Proto Labs, Inc 14,884
502 Rockwell Automation, Inc 129,300
52 Rush Enterprises, Inc (Class A) 2,719
116 Snap-On, Inc 26,505
913 Trane Technologies plc 153,466
1,280 * Triumph Group, Inc 13,466
400 * United Rentals, Inc 142,168
267 * Vectrus, Inc 11,024
175 W.W. Grainger, Inc 97,344
54 * WESCO International, Inc 6,761
484 Woodward Inc 46,759
475 Xylem, Inc 52,521
TOTAL CAPITAL GOODS 4,680,521
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
205 ACCO Brands Corp 1,146
27 * ASGN Inc 2,200
7,054 * Copart, Inc 429,518
47 Heidrick & Struggles International, Inc 1,315
1,863 * KAR Auction Services, Inc 24,312
478 Kelly Services, Inc (Class A) 8,078
691 Robert Half International, Inc 51,017
1,588 TransUnion 90,119
33 * TriNet Group, Inc 2,237
177 Verisk Analytics, Inc 31,226
1,926 Waste Management, Inc 302,151
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 943,319
CONSUMER DURABLES & APPAREL - 1 .4%
1,686 * Allbirds, Inc 4,080
643 DR Horton, Inc 57,317
468 Ethan Allen Interiors, Inc 12,365
739 * GoPro, Inc 3,680
200 * Green Brick Partners, Inc 4,846
13 Hasbro, Inc 793
325 * iRobot Corp 15,642
786 * Latham Group, Inc 2,531
264 * Lovesac Co 5,811
361 * Lululemon Athletica, Inc 115,657
144 Newell Brands Inc 1,884
5,739 Nike, Inc (Class B) 671,520
25 * NVR, Inc 115,315
1,740 * Sonos, Inc 29,406
680 * Traeger, Inc 1,918

Portfolio of investments
Social Choice Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
1,145 * Tupperware Brands Corp $ 4,740
709 VF Corp 19,575
TOTAL CONSUMER DURABLES & APPAREL 1,067,080
CONSUMER SERVICES - 2 .3%
259 ADT, Inc 2,349
272 * Booking Holdings, Inc 548,156
430 * Bright Horizons Family Solutions 27,133
356 Carriage Services, Inc 9,804
1,038 * Dave & Buster's Entertainment, Inc 36,787
814 * F45 Training Holdings, Inc 2,320
3,337 Hilton Worldwide Holdings, Inc 421,663
384 * Planet Fitness, Inc 30,259
35 * Shake Shack, Inc 1,454
941 * Six Flags Entertainment Corp 21,878
6,121 Starbucks Corp 607,203
254 Vail Resorts, Inc 60,541
983 Wendy's 22,245
1,174 * WW International Inc 4,532
TOTAL CONSUMER SERVICES 1,796,324
DIVERSIFIED FINANCIALS - 7 .6%
2,331 Ally Financial, Inc 56,993
3,807 American Express Co 562,484
795 Ameriprise Financial, Inc 247,539
6,639 Bank of New York Mellon Corp 302,207
848 BlackRock, Inc 600,918
7,756 Charles Schwab Corp 645,765
4,216 Discover Financial Services 412,451
114 Factset Research Systems, Inc 45,738
1,748 Goldman Sachs Group, Inc 600,228
105 * Green Dot Corp 1,661
4,460 Intercontinental Exchange Group, Inc 457,551
482 Invesco Ltd 8,671
1,032 Moody's Corp 287,536
6,771 Morgan Stanley 575,670
907 Nasdaq Inc 55,645
1,346 Northern Trust Corp 119,108
65 * PRA Group, Inc 2,196
38 * PROG Holdings, Inc 642
104 Raymond James Financial, Inc 11,112
1,773 S&P Global, Inc 593,849
1,634 State Street Corp 126,749
865 T Rowe Price Group, Inc 94,337
357 Voya Financial, Inc 21,952
TOTAL DIVERSIFIED FINANCIALS 5,831,002
ENERGY - 5 .3%
4,768 Antero Midstream Corp 51,447
2,379 APA Corp 111,052
3,376 Baker Hughes Co 99,693
49 ChampionX Corp 1,420
2,459 Cheniere Energy, Inc 368,752
1,847 Chevron Corp 331,518
5,548 ConocoPhillips 654,664
59 Delek US Holdings, Inc 1,593
1,964 Devon Energy Corp 120,806
355 * DMC Global, Inc 6,901
557 * Dril-Quip, Inc 15,134
2,401 EOG Resources, Inc 310,978
2,790 EQT Corp 94,386

Portfolio of investments
Social Choice Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,278 Hess Corp $ 181,246
12,666 Kinder Morgan, Inc 229,001
8,716 * Kosmos Energy Ltd 55,434
1,214 Marathon Petroleum Corp 141,297
4,253 NOV, Inc 88,845
155 * Oceaneering International, Inc 2,711
230 ONEOK, Inc 15,111
262 Ovintiv, Inc 13,286
1,078 Pioneer Natural Resources Co 246,204
9,858 Schlumberger Ltd 527,009
9,547 * Southwestern Energy Co 55,850
2,662 Valero Energy Corp 337,701
TOTAL ENERGY 4,062,039
FOOD & STAPLES RETAILING - 0 .7%
2,537 * BJ's Wholesale Club Holdings, Inc 167,848
1,046 * Performance Food Group Co 61,076
500 Pricesmart, Inc 30,390
780 SpartanNash Co 23,587
2,410 * Sprouts Farmers Market, Inc 78,012
1,207 * United Natural Foods, Inc 46,723
3,302 * US Foods Holding Corp 112,334
TOTAL FOOD & STAPLES RETAILING 519,970
FOOD, BEVERAGE & TOBACCO - 3 .4%
931 Archer-Daniels-Midland Co 86,443
1,458 *,e Benson Hill, Inc 3,718
1,360 *,e Beyond Meat, Inc 16,742
627 Campbell Soup Co 35,582
13,694 Coca-Cola Co 871,075
173 * Darling International, Inc 10,828
399 Fresh Del Monte Produce, Inc 10,450
4,846 General Mills, Inc 406,337
2,699 Hormel Foods Corp 122,940
1,723 Kellogg Co 122,747
934 McCormick & Co, Inc 77,419
4,805 PepsiCo, Inc 868,071
79 * TreeHouse Foods, Inc 3,901
215 * Vital Farms, Inc 3,208
TOTAL FOOD, BEVERAGE & TOBACCO 2,639,461
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
1,224 * 1Life Healthcare, Inc 20,453
1,458 * Accolade, Inc 11,358
841 * Allscripts Healthcare Solutions, Inc 14,835
786 * Angiodynamics, Inc 10,823
100 * AtriCure, Inc 4,438
246 * AxoGen, Inc 2,455
13 * Axonics Modulation Technologies, Inc 813
4,125 * Brookdale Senior Living, Inc 11,261
636 * Cardiovascular Systems, Inc 8,662
487 * Castle Biosciences, Inc 11,464
3,845 * Cerus Corp 14,034
1,750 Cigna Corp 579,845
280 * Computer Programs & Systems, Inc 7,622
725 * CryoLife, Inc 8,787
2,529 * Dexcom, Inc 286,384
4,717 * Edwards Lifesciences Corp 351,935
1,219 Elevance Health, Inc 625,311
1,090 * Enhabit, Inc 14,344
1,838 * Envista Holdings Corp 61,886

Portfolio of investments
Social Choice Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
315 * Fulgent Genetics, Inc $ 9,381
154 * Globus Medical, Inc 11,438
1,397 HCA Healthcare, Inc 335,224
1,215 * Health Catalyst, Inc 12,916
231 * Henry Schein, Inc 18,450
182 * Heska Corp 11,313
1,219 * Hologic, Inc 91,193
657 * IDEXX Laboratories, Inc 268,030
508 * Inogen, Inc 10,013
503 Laboratory Corp of America Holdings 118,447
301 LeMaitre Vascular, Inc 13,852
85 * LivaNova plc 4,721
478 * Merit Medical Systems, Inc 33,756
349 * Nevro Corp 13,820
1,173 * NextGen Healthcare, Inc 22,029
984 * Omnicell, Inc 49,613
7,559 * Opko Health, Inc 9,449
1,413 * OraSure Technologies, Inc 6,811
412 * Orthofix Medical Inc 8,458
1,073 * Outset Medical, Inc 27,705
170 * Penumbra, Inc 37,818
514 * Pulmonx Corp 4,333
298 Quest Diagnostics, Inc 46,619
903 Resmed, Inc 187,941
229 * SI-BONE, Inc 3,114
269 * Staar Surgical Co 13,057
359 STERIS plc 66,304
460 * Teladoc, Inc 10,879
1,540 UnitedHealth Group, Inc 816,477
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,309,871
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
3,450 Colgate-Palmolive Co 271,825
726 Kimberly-Clark Corp 98,555
7,184 Procter & Gamble Co 1,088,807
1,439 * Veru, Inc 7,598
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,466,785
INSURANCE - 3 .2%
1,279 Allstate Corp 173,432
2,596 Chubb Ltd 572,678
11,299 * Genworth Financial, Inc (Class A) 59,772
3,267 Marsh & McLennan Cos, Inc 540,623
3,249 Progressive Corp 421,428
3,545 Prudential Financial, Inc 352,586
1,699 Travelers Cos, Inc 318,545
162 Willis Towers Watson plc 39,622
TOTAL INSURANCE 2,478,686
MATERIALS - 3 .0%
205 Amcor plc 2,442
140 Aptargroup, Inc 15,397
3,948 Ball Corp 201,901
1,021 * Century Aluminum Co 8,352
539 * Coeur Mining, Inc 1,811
1,267 Dow, Inc 63,844
2,587 Ecolab, Inc 376,564
753 International Flavors & Fragrances, Inc 78,944
420 Koppers Holdings, Inc 11,844
2,118 Linde plc 690,849
200 Martin Marietta Materials, Inc 67,594

Portfolio of investments
Social Choice Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
3,544 Mosaic Co $ 155,475
5,513 Newmont Goldcorp Corp 260,214
2,113 Nucor Corp 278,515
249 PPG Industries, Inc 31,309
27 Reliance Steel & Aluminum Co 5,466
1,914 * Summit Materials, Inc 54,338
283 Trinseo plc 6,427
TOTAL MATERIALS 2,311,286
MEDIA & ENTERTAINMENT - 3 .8%
634 * Cardlytics, Inc 3,665
2,461 * Cinemark Holdings, Inc 21,312
4,792 * Clear Channel 5,032
14,098 Comcast Corp (Class A) 493,007
1,662 Electronic Arts, Inc 203,063
2,025 Gray Television, Inc 22,660
1,398 * iHeartMedia, Inc 8,570
1,361 Interpublic Group of Cos, Inc 45,335
176 John Wiley & Sons, Inc (Class A) 7,051
1,020 * Liberty Broadband Corp (Class C) 77,795
533 * MediaAlpha, Inc 5,303
1,699 * Netflix, Inc 501,001
201 New York Times Co (Class A) 6,524
3,894 Omnicom Group, Inc 317,634
871 * Pinterest, Inc 21,148
60 * Roku, Inc 2,442
119 Scholastic Corp 4,696
724 Sinclair Broadcast Group, Inc (Class A) 11,229
16,462 e Sirius XM Holdings, Inc 96,138
1,849 * Take-Two Interactive Software, Inc 192,536
103 TEGNA, Inc 2,183
2,340 * TripAdvisor, Inc 42,073
3,172 * Vimeo, Inc 10,880
6,809 * Walt Disney Co 591,566
3,690 * Warner Bros Discovery, Inc 34,981
1,165 * Yelp, Inc 31,851
6,177 * ZoomInfo Technologies, Inc 185,989
TOTAL MEDIA & ENTERTAINMENT 2,945,664
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
2,484 * Adaptive Biotechnologies Corp 18,978
2,994 Agilent Technologies, Inc 448,052
1,209 * Agios Pharmaceuticals, Inc 33,949
1,286 * Alector, Inc 11,870
2,403 Amgen, Inc 631,124
2,053 * Atara Biotherapeutics, Inc 6,734
1,121 * Atea Pharmaceuticals, Inc 5,392
33 *,e Axsome Therapeutics, Inc 2,545
1,102 * BioCryst Pharmaceuticals, Inc 12,651
92 * Biogen, Inc 25,477
9,274 Bristol-Myers Squibb Co 667,264
642 * Caribou Biosciences, Inc 4,032
455 * Cassava Sciences, Inc 13,441
2,465 * Catalent, Inc 110,950
701 * Collegium Pharmaceutical, Inc 16,263
2,762 Danaher Corp 733,090
201 * Eagle Pharmaceuticals, Inc 5,875
2,720 Eli Lilly & Co 995,085
682 * Erasca, Inc 2,939
866 * Fulcrum Therapeutics, Inc 6,304
4,354 Gilead Sciences, Inc 373,791

Portfolio of investments
Social Choice Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
219 * IGM Biosciences, Inc $ 3,725
741 * Illumina, Inc 149,830
5,476 * Inovio Pharmaceuticals, Inc 8,543
209 * Intra-Cellular Therapies, Inc 11,060
850 * IQVIA Holdings, Inc 174,157
357 * Jazz Pharmaceuticals plc 56,874
949 * Kezar Life Sciences, Inc 6,681
8,159 Merck & Co, Inc 905,241
77 * Mettler-Toledo International, Inc 111,300
613 * Mirati Therapeutics, Inc 27,775
2,791 * NeoGenomics, Inc 25,789
724 * NGM Biopharmaceuticals Inc 3,634
501 * Nkarta, Inc 3,001
1,002 * Nurix Therapeutics, Inc 11,002
1,377 * Nuvation Bio, Inc 2,644
547 Perrigo Co plc 18,647
228 Phibro Animal Health Corp 3,057
842 * Prothena Corp plc 50,730
1,286 *,e Provention Bio, Inc 13,593
317 * Regeneron Pharmaceuticals, Inc 228,712
1,002 * Revance Therapeutics, Inc 18,497
1,981 *,e Sana Biotechnology, Inc 7,825
1,491 * Ultragenyx Pharmaceutical, Inc 69,078
134 * Vera Therapeutics, Inc 2,593
478 * Viridian Therapeutics, Inc 13,962
245 * Waters Corp 83,932
493 West Pharmaceutical Services, Inc 116,028
3,056 Zoetis, Inc 447,857
177 *,† Zogenix, Inc 120
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,701,693
REAL ESTATE - 2 .8%
2,526 American Tower Corp 535,158
937 Boston Properties, Inc 63,323
705 Brixmor Property Group, Inc 15,982
1,099 CBRE Group, Inc 84,579
465 City Office REIT, Inc 3,897
673 Crown Castle International Corp 91,286
4,027 DiamondRock Hospitality Co 32,981
42 Douglas Emmett, Inc 659
478 Equinix, Inc 313,104
456 First Industrial Realty Trust, Inc 22,007
2,646 Healthpeak Properties Inc 66,335
20 * Howard Hughes Corp 1,528
355 iStar Inc 2,709
79 * Jones Lang LaSalle, Inc 12,590
63 Kilroy Realty Corp 2,436
3,120 Macerich Co 35,131
5,089 Park Hotels & Resorts, Inc 59,999
99 PotlatchDeltic Corp 4,355
4,275 Prologis, Inc 481,921
783 * Realogy Holdings Corp 5,003
8 RMR Group, Inc 226
27 Safehold, Inc 773
141 * Tejon Ranch Co 2,657
826 Ventas, Inc 37,211
2,347 Welltower, Inc 153,846
3,169 Weyerhaeuser Co 98,239
765 Xenia Hotels & Resorts, Inc 10,083
TOTAL REAL ESTATE 2,138,018

Portfolio of investments
Social Choice Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING - 4 .3%
595 * 1-800-FLOWERS.COM, Inc (Class A) $ 5,688
19 Aaron's Co, Inc 227
204 Advance Auto Parts, Inc 29,994
21 * CarMax, Inc 1,279
9,917 eBay, Inc 411,258
84 * Five Below, Inc 14,857
316 * Genesco, Inc 14,542
192 Hibbett Sports, Inc 13,098
3,258 Home Depot, Inc 1,029,072
329 * Lands' End, Inc 2,497
547 * Liquidity Services, Inc 7,691
1,013 LKQ Corp 54,104
3,135 Lowe's Companies, Inc 624,617
5,612 Macy's, Inc 115,888
431 * MarineMax, Inc 13,456
6 Pool Corp 1,814
428 Shoe Carnival, Inc 10,234
2,911 Target Corp 433,855
6,216 TJX Companies, Inc 494,794
202 Tractor Supply Co 45,444
20 * TravelCenters of America, Inc 896
15 Winmark Corp 3,537
234 * Zumiez, Inc 5,087
TOTAL RETAILING 3,333,929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .1%
5,331 Applied Materials, Inc 519,133
289 * Cirrus Logic, Inc 21,525
412 * First Solar, Inc 61,714
22,362 Intel Corp 591,028
1,057 Lam Research Corp 444,257
7,130 NVIDIA Corp 1,041,978
6,285 * ON Semiconductor Corp 391,995
243 * Silicon Laboratories, Inc 32,968
4,102 Texas Instruments, Inc 677,732
162 Universal Display Corp 17,502
1,577 * Wolfspeed, Inc 108,876
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,908,708
SOFTWARE & SERVICES - 16 .9%
2,738 Accenture plc 730,608
1,896 * Adobe, Inc 638,061
115 * Ansys, Inc 27,783
2,194 * Autodesk, Inc 409,993
2,342 Automatic Data Processing, Inc 559,410
534 * Blackline, Inc 35,922
1,766 * Cadence Design Systems, Inc 283,690
354 Concentrix Corp 47,139
737 CSG Systems International, Inc 42,156
1,393 Dolby Laboratories, Inc (Class A) 98,262
5,250 * DXC Technology Co 139,125
731 * ExlService Holdings, Inc 123,853
6,447 Fidelity National Information Services, Inc 437,429
134 * Five9, Inc 9,093
4,451 International Business Machines Corp 627,101
1,349 Intuit, Inc 525,058
2,811 Mastercard, Inc (Class A) 977,469
16,607 d Microsoft Corp 3,982,691
1,161 * New Relic, Inc 65,538
1,586 * Nutanix, Inc 41,315
136 * OneSpan, Inc 1,522

Portfolio of investments
Social Choice Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
7,716 * PayPal Holdings, Inc $ 549,534
356 * Rapid7, Inc 12,097
489 Roper Technologies, Inc 211,292
3,991 * Salesforce, Inc 529,167
1,204 * ServiceNow, Inc 467,477
809 * SPS Commerce, Inc 103,900
1,463 * SVMK, Inc 10,241
1,116 * Synopsys, Inc 356,328
761 * Teradata Corp 25,615
401 TTEC Holdings, Inc 17,696
3,562 * VMware, Inc (Class A) 437,271
986 * WEX, Inc 161,359
2,127 * Workday, Inc 355,911
TOTAL SOFTWARE & SERVICES 13,041,106
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
1,918 Avnet, Inc 79,750
261 Badger Meter, Inc 28,457
826 Benchmark Electronics, Inc 22,046
1,751 * Ciena Corp 89,266
16,253 Cisco Systems, Inc 774,293
698 CTS Corp 27,515
587 * ePlus, Inc 25,992
827 * Fabrinet 106,038
418 * FARO Technologies, Inc 12,293
22,153 Hewlett Packard Enterprise Co 353,562
16,097 HP, Inc 432,526
695 * Insight Enterprises, Inc 69,688
69 * Itron, Inc 3,495
2,477 * Keysight Technologies, Inc 423,740
483 * Kimball Electronics, Inc 10,911
2,059 * Knowles Corp 33,809
189 * Lumentum Holdings, Inc 9,860
91 Methode Electronics, Inc 4,038
3,648 *,e Microvision, Inc 8,573
3,023 *,e Mirion Technologies, Inc 19,982
45 Motorola Solutions, Inc 11,597
1,529 National Instruments Corp 56,420
323 * Netgear, Inc 5,850
49 * Novanta, Inc 6,658
109 * OSI Systems, Inc 8,668
562 *,e PAR Technology Corp 14,651
442 * Plexus Corp 45,495
633 * Ribbon Communications, Inc 1,766
426 * Rogers Corp 50,839
5,618 * Trimble Inc 284,046
2,329 * TTM Technologies, Inc 35,121
247 * Vishay Precision Group, Inc 9,547
3,553 Vontier Corp 68,679
2,559 Xerox Holdings Corp 37,361
365 * Xperi, Inc 3,143
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,175,675
TELECOMMUNICATION SERVICES - 1 .1%
514 * Bandwidth Inc 11,797
2,213 * Iridium Communications, Inc 113,748
18,638 Verizon Communications, Inc 734,337
TOTAL TELECOMMUNICATION SERVICES 859,882
TRANSPORTATION - 3 .0%
579 ArcBest Corp 40,553

Portfolio of investments
Social Choice Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
731 CH Robinson Worldwide, Inc $ 66,930
16,253 CSX Corp 503,518
11,714 * Delta Air Lines, Inc 384,922
1,341 Expeditors International of Washington, Inc 139,357
1,509 Norfolk Southern Corp 371,848
667 Old Dominion Freight Line 189,281
3,539 United Parcel Service, Inc (Class B) 615,220
TOTAL TRANSPORTATION 2,311,629
UTILITIES - 3 .3%
3,657 American Electric Power Co, Inc 347,232
2,474 Consolidated Edison, Inc 235,797
249 DTE Energy Co 29,265
974 Eversource Energy 81,660
8,391 NextEra Energy, Inc 701,488
2,156 Sempra Energy 333,188
131 South Jersey Industries, Inc 4,654
6,636 Southern Co 473,877
389 UGI Corp 14,420
1,485 WEC Energy Group, Inc 139,234
2,381 Xcel Energy, Inc 166,932
TOTAL UTILITIES 2,527,747
TOTAL COMMON STOCKS 76,410,380
(Cost $51,285,417)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0 .9%
$ 668,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 668,000
TOTAL GOVERNMENT AGENCY DEBT 668,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
108,391 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 108,391
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 108,391
TOTAL SHORT-TERM INVESTMENTS 776,391
(Cost $776,246)
TOTAL INVESTMENTS - 100.2% 77,186,771
(Cost $52,061,663)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (149,192)
NET ASSETS - 100.0% $ 77,037,579
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $114,759.

Portfolio of investments
Social Choice Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
Futures contracts outstanding as of December 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 3 03/17/23  $ 609,580 $ 579,150 $ (30,430)

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1 .4%
1,634 * Adient plc $ 56,683
1,752 * American Axle & Manufacturing Holdings, Inc 13,701
4,663 * Aptiv plc 434,265
4,087 BorgWarner, Inc 164,502
2,183 *,e Canoo, Inc 2,685
3,233 * Cenntro Electric Group Ltd 1,423
2,264 Dana Inc 34,254
476 * Dorman Products, Inc 38,494
2,668 *,e Fisker, Inc 19,396
66,835 Ford Motor Co 777,291
713 * Fox Factory Holding Corp 65,047
24,380 General Motors Co 820,143
4,153 Gentex Corp 113,252
573 * Gentherm, Inc 37,411
3,873 * Goodyear Tire & Rubber Co 39,311
2,377 Harley-Davidson, Inc 98,883
808 *,e Holley, Inc 1,713
377 LCI Industries, Inc 34,854
1,077 Lear Corp 133,570
4,894 *,e Lordstown Motors Corp 5,579
8,999 *,e Lucid Group, Inc 61,463
3,923 *,e Luminar Technologies, Inc 19,419
772 * Modine Manufacturing Co 15,332
292 * Motorcar Parts of America, Inc 3,463
381 Patrick Industries, Inc 23,089
4,191 *,e QuantumScape Corp 23,763
8,805 * Rivian Automotive, Inc 162,276
2,129 * Solid Power, Inc 5,408
330 Standard Motor Products, Inc 11,484
449 * Stoneridge, Inc 9,680
44,103 * Tesla, Inc 5,432,608
947 Thor Industries, Inc 71,489
496 * Visteon Corp 64,892
486 Winnebago Industries, Inc 25,612
2,131 *,e Workhorse Group, Inc 3,239
343 * XPEL, Inc 20,601
TOTAL AUTOMOBILES & COMPONENTS 8,846,275
BANKS - 4 .2%
254 1st Source Corp 13,485
95 ACNB Corp 3,782
197 Amalgamated Financial Corp 4,539
442 Amerant Bancorp Inc 11,863
127 American National Bankshares, Inc 4,690
1,222 Ameris Bancorp 57,605
199 Arrow Financial Corp 6,746
2,719 Associated Banc-Corp 62,782
1,279 Atlantic Union Bankshares Corp 44,944
945 * Axos Financial, Inc 36,118
697 Banc of California, Inc 11,103
446 Bancfirst Corp 39,328
117 e Bank First Corp 10,860
120,056 Bank of America Corp 3,976,255
861 Bank of Hawaii Corp 66,779
174 Bank of Marin Bancorp 5,721
1,235 Bank of NT Butterfield & Son Ltd 36,815
2,233 Bank OZK 89,454
1,737 BankUnited 59,006
511 Banner Corp 32,295

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
219 Bar Harbor Bankshares $ 7,017
148 Baycom Corp 2,809
174 BCB Bancorp, Inc 3,130
641 Berkshire Hills Bancorp, Inc 19,166
298 * Blue Foundry Bancorp 3,829
235 Blue Ridge Bankshares, Inc 2,935
717 BOK Financial Corp 74,417
385 * Bridgewater Bancshares, Inc 6,830
1,046 Brookline Bancorp, Inc 14,801
324 Business First Bancshares, Inc 7,173
231 Byline Bancorp, Inc 5,306
3,491 Cadence BanCorp 86,088
59 Cambridge Bancorp 4,901
238 Camden National Corp 9,922
693 Capital Bancorp, Inc 16,313
156 Capital City Bank Group, Inc 5,070
2,332 Capitol Federal Financial 20,172
292 Capstar Financial Holdings, Inc 5,157
641 * Carter Bankshares, Inc 10,634
1,220 Cathay General Bancorp 49,764
470 Central Pacific Financial Corp 9,532
33,111 Citigroup, Inc 1,497,611
167 Citizens & Northern Corp 3,818
8,682 Citizens Financial Group, Inc 341,810
236 City Holding Co 21,969
157 Civista Bancshares, Inc 3,456
226 CNB Financial Corp 5,377
415 * Coastal Financial Corp 19,721
163 Colony Bankcorp Inc 2,068
1,129 Columbia Banking System, Inc 34,017
372 * Columbia Financial, Inc 8,043
2,351 Comerica, Inc 157,164
1,958 Commerce Bancshares, Inc 133,281
1,009 Community Bank System, Inc 63,517
238 Community Trust Bancorp, Inc 10,931
422 ConnectOne Bancorp, Inc 10,217
858 * CrossFirst Bankshares, Inc 10,648
1,101 Cullen/Frost Bankers, Inc 147,204
438 * Customers Bancorp, Inc 12,413
2,357 CVB Financial Corp 60,693
611 Dime Community Bancshares, Inc 19,448
638 Eagle Bancorp, Inc 28,117
2,453 East West Bancorp, Inc 161,653
2,652 Eastern Bankshares, Inc 45,747
375 Enact Holdings, Inc 9,045
147 Enterprise Bancorp, Inc 5,189
424 Enterprise Financial Services Corp 20,759
161 Equity Bancshares, Inc 5,260
105 Esquire Financial Holdings, Inc 4,542
1,785 Essent Group Ltd 69,401
193 Farmers & Merchants Bancorp, Inc 5,246
378 Farmers National Banc Corp 5,337
560 FB Financial Corp 20,238
139 Federal Agricultural Mortgage Corp (FAMC) 15,667
11,764 Fifth Third Bancorp 385,977
335 *,e Finance Of America Cos, Inc 425
202 Financial Institutions, Inc 4,921
3,399 First Bancorp 43,235
440 First Bancorp 18,850
162 First Bancorp, Inc 4,850
201 First Bancshares, Inc 6,434

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
354 First Bank $ 4,871
586 First Busey Corp 14,486
87 First Business Financial Services, Inc 3,180
219 First Citizens Bancshares, Inc (Class A) 166,081
1,371 First Commonwealth Financial Corp 19,153
242 First Community Bancshares, Inc 8,204
1,705 First Financial Bancorp 41,312
2,288 First Financial Bankshares, Inc 78,707
14 First Financial Corp 645
445 First Foundation, Inc 6,377
106 First Guaranty Bancshares, Inc 2,486
2,293 First Hawaiian, Inc 59,710
9,020 First Horizon National Corp 220,990
85 First Internet Bancorp 2,064
1,459 First Interstate Bancsystem, Inc 56,390
960 First Merchants Corp 39,466
93 First Mid-Illinois Bancshares, Inc 2,983
321 First of Long Island Corp 5,778
3,087 First Republic Bank 376,274
170 * First Western Financial, Inc 4,785
177 Five Star Bancorp 4,821
358 Flushing Financial Corp 6,938
5,298 FNB Corp 69,139
2,673 Fulton Financial Corp 44,987
127 * FVCBankcorp, Inc 2,422
325 German American Bancorp, Inc 12,123
1,648 Glacier Bancorp, Inc 81,444
26 Great Southern Bancorp, Inc 1,547
66 Greene County Bancorp, Inc 3,790
28 Guaranty Bancshares, Inc 970
1,685 Hancock Whitney Corp 81,537
484 Hanmi Financial Corp 11,979
1,147 HarborOne Northeast Bancorp, Inc 15,943
429 Heartland Financial USA, Inc 20,000
1,217 Heritage Commerce Corp 15,821
460 Heritage Financial Corp 14,094
1,168 Hilltop Holdings, Inc 35,052
22 Hingham Institution for Savings 6,071
89 Home Bancorp, Inc 3,563
2,960 Home Bancshares, Inc 67,458
2,953 Home Point Capital, Inc 4,046
314 HomeStreet, Inc 8,660
265 HomeTrust Bancshares, Inc 6,405
1,956 Hope Bancorp, Inc 25,056
501 Horizon Bancorp 7,555
25,248 Huntington Bancshares, Inc 355,997
726 Independent Bank Corp 61,296
308 Independent Bank Corp 7,367
488 Independent Bank Group, Inc 29,319
843 International Bancshares Corp 38,576
164 John Marshall Bancorp, Inc 4,720
49,804 JPMorgan Chase & Co 6,678,716
2,079 Kearny Financial Corp 21,102
16,007 Keycorp 278,842
584 Lakeland Bancorp, Inc 10,284
525 Lakeland Financial Corp 38,309
485 Live Oak Bancshares, Inc 14,647
341 Luther Burbank Corp 3,789
3,024 M&T Bank Corp 438,661
400 Macatawa Bank Corp 4,412
226 Mercantile Bank Corp 7,566

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
232 Merchants Bancorp $ 5,642
753 Meta Financial Group, Inc 32,417
224 Metrocity Bankshares, Inc 4,845
101 * Metropolitan Bank Holding Corp 5,926
5,143 MGIC Investment Corp 66,859
129 Mid Penn Bancorp, Inc 3,866
324 Midland States Bancorp, Inc 8,625
169 MidWestOne Financial Group, Inc 5,366
1,135 * Mr Cooper Group, Inc 45,548
142 MVB Financial Corp 3,127
535 National Bank Holdings Corp 22,507
669 NBT Bancorp, Inc 29,048
9,844 New York Community Bancorp, Inc 84,658
140 * Nicolet Bankshares, Inc 11,171
1,272 * NMI Holdings, Inc 26,585
90 Northeast Bank 3,789
643 Northfield Bancorp, Inc 10,114
2,189 Northwest Bancshares, Inc 30,602
714 OceanFirst Financial Corp 15,173
596 OFG Bancorp 16,426
4,862 Old National Bancorp 87,419
432 Old Second Bancorp, Inc 6,929
249 Origin Bancorp, Inc 9,138
111 Orrstown Financial Services, Inc 2,571
1,405 Pacific Premier Bancorp, Inc 44,342
2,138 PacWest Bancorp 49,067
205 Park National Corp 28,854
126 Parke Bancorp, Inc 2,613
144 PCB Bancorp 2,547
290 PCSB Financial Corp 5,522
259 Peapack Gladstone Financial Corp 9,640
399 PennyMac Financial Services, Inc 22,607
532 Peoples Bancorp, Inc 15,029
101 Peoples Financial Services Corp 5,236
1,330 Pinnacle Financial Partners, Inc 97,622
226 * Pioneer Bancorp, Inc 2,576
7,070 PNC Financial Services Group, Inc 1,116,636
1,252 Popular, Inc 83,033
188 Preferred Bank 14,029
586 Premier Financial Corp 15,804
169 Primis Financial Corp 2,003
223 * Professional Holding Corp 6,186
1,690 Prosperity Bancshares, Inc 122,829
741 Provident Bancorp Inc 5,394
1,239 Provident Financial Services, Inc 26,465
190 QCR Holdings, Inc 9,432
2,506 Radian Group, Inc 47,789
104 RBB Bancorp 2,168
91 Red River Bancshares Inc 4,646
16,640 Regions Financial Corp 358,758
769 Renasant Corp 28,907
146 Republic Bancorp, Inc (Class A) 5,974
750 * Republic First Bancorp, Inc 1,613
2,233 Rocket Cos, Inc 15,631
540 S&T Bancorp, Inc 18,457
495 Sandy Spring Bancorp, Inc 17,439
779 Seacoast Banking Corp of Florida 24,297
726 ServisFirst Bancshares, Inc 50,029
130 Shore Bancshares, Inc 2,266
192 Sierra Bancorp 4,078
1,018 Signature Bank 117,294

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
533 *,e Silvergate Capital Corp $ 9,274
1,550 Simmons First National Corp (Class A) 33,449
116 SmartFinancial, Inc 3,190
138 South Plains Financial Inc 3,799
1,456 South State Corp 111,180
101 * Southern First Bancshares, Inc 4,621
86 Southern Missouri Bancorp, Inc 3,941
432 Southside Bancshares, Inc 15,548
522 Stellar Bancorp, Inc 15,378
346 * Sterling Bancorp, Inc 2,107
421 Stock Yards Bancorp, Inc 27,357
164 Summit Financial Group, Inc 4,082
974 * SVB Financial Group 224,156
2,625 Synovus Financial Corp 98,569
932 * Texas Capital Bancshares, Inc 56,209
143 TFS Financial Corp 2,061
814 * The Bancorp, Inc 23,101
192 * Third Coast Bancshares, Inc 3,539
229 Tompkins Financial Corp 17,766
996 Towne Bank 30,717
618 Trico Bancshares 31,512
513 Triumph Bancorp, Inc 25,070
22,915 Truist Financial Corp 986,032
277 TrustCo Bank Corp NY 10,412
1,035 Trustmark Corp 36,132
685 UMB Financial Corp 57,211
3,528 Umpqua Holdings Corp 62,975
1,802 United Bankshares, Inc 72,963
1,315 United Community Banks, Inc 44,447
364 Univest Financial Corp 9,511
23,030 US Bancorp 1,004,338
328 * USCB Financial Holdings, Inc 4,002
1,161 e UWM Holdings Corp 3,843
7,103 Valley National Bancorp 80,335
208 * Velocity Financial, Inc 2,007
1,054 Veritex Holdings, Inc 29,596
543 Walker & Dunlop, Inc 42,615
1,098 Washington Federal, Inc 36,838
232 Washington Trust Bancorp, Inc 10,946
384 Waterstone Financial, Inc 6,620
3,310 Webster Financial Corp 156,695
64,797 Wells Fargo & Co 2,675,468
875 WesBanco, Inc 32,358
239 West Bancorporation, Inc 6,106
533 Westamerica Bancorporation 31,452
1,643 Western Alliance Bancorp 97,857
886 Wintrust Financial Corp 74,885
1,054 WSFS Financial Corp 47,788
2,692 Zions Bancorporation 132,339
TOTAL BANKS 27,449,961
CAPITAL GOODS - 6 .7%
9,656 3M Co 1,157,948
2,034 A.O. Smith Corp 116,426
724 Aaon, Inc 54,532
511 * AAR Corp 22,944
600 Acuity Brands, Inc 99,366
1,058 Advanced Drainage Systems, Inc 86,724
2,396 Aecom Technology Corp 203,492
1,067 * Aerojet Rocketdyne Holdings, Inc 59,677
407 * Aerovironment, Inc 34,864

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
149 * AerSale Corp $ 2,417
1,087 AGCO Corp 150,756
1,858 Air Lease Corp 71,384
148 Alamo Group, Inc 20,957
620 Albany International Corp (Class A) 61,126
1,537 Allegion plc 161,785
197 Allied Motion Technologies, Inc 6,858
1,473 Allison Transmission Holdings, Inc 61,277
330 Alta Equipment Group, Inc 4,353
1,052 Altra Industrial Motion Corp 62,857
512 * Ameresco, Inc 29,256
254 * American Woodmark Corp 12,410
3,942 Ametek, Inc 550,776
2,835 * API Group Corp 53,326
438 Apogee Enterprises, Inc 19,473
567 Applied Industrial Technologies, Inc 71,459
2,056 * Archer Aviation, Inc 3,845
909 Arcosa, Inc 49,395
244 Argan, Inc 8,999
863 Armstrong World Industries, Inc 59,193
2,492 * Array Technologies, Inc 48,170
334 Astec Industries, Inc 13,580
2,547 *,e Astra Space, Inc 1,105
340 * Astronics Corp 3,502
748 * Atkore International Group, Inc 84,838
1,101 * Axon Enterprise, Inc 182,689
1,731 * AZEK Co, Inc 35,174
406 AZZ, Inc 16,321
1,051 * Babcock & Wilcox Enterprises, Inc 6,064
782 Barnes Group, Inc 31,945
1,050 * Beacon Roofing Supply, Inc 55,430
1,236 * Berkshire Grey, Inc 746
632 *,e Blink Charging Co 6,933
2,944 * Bloom Energy Corp 56,289
217 * Blue Bird Corp 2,324
166 * BlueLinx Holdings, Inc 11,804
9,300 * Boeing Co 1,771,557
597 Boise Cascade Co 40,996
287 Brookfield Business Corp 5,393
2,650 * Builders FirstSource, Inc 171,932
1,679 BWX Technologies, Inc 97,516
228 Cadre Holdings, Inc 4,592
351 Caesarstone Sdot-Yam Ltd 2,004
862 Carlisle Cos, Inc 203,130
14,465 Carrier Global Corp 596,681
9,024 Caterpillar, Inc 2,161,789
4,222 *,e ChargePoint Holdings, Inc 40,236
624 * Chart Industries, Inc 71,904
337 * CIRCOR International, Inc 8,075
413 Columbus McKinnon Corp 13,410
575 Comfort Systems USA, Inc 66,171
708 * Concrete Pumping Holdings Inc 4,142
531 * Construction Partners Inc 14,172
836 * Core & Main, Inc 16,143
775 Crane Holdings Co 77,849
225 CSW Industrials, Inc 26,084
2,401 Cummins, Inc 581,738
722 Curtiss-Wright Corp 120,567
688 *,e Custom Truck One Source, Inc 4,348
1,272 *,e Decarbonization Plus Acquisition Corp 1,972
4,758 Deere & Co 2,040,040

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
4,600 *,e Desktop Metal, Inc $ 6,256
2,166 Donaldson Co, Inc 127,512
347 Douglas Dynamics, Inc 12,548
2,465 Dover Corp 333,786
160 * Ducommun, Inc 7,994
240 * DXP Enterprises, Inc 6,612
486 * Dycom Industries, Inc 45,490
6,748 Eaton Corp 1,059,099
916 EMCOR Group, Inc 135,669
10,025 Emerson Electric Co 963,002
318 Encore Wire Corp 43,744
738 * Energy Recovery, Inc 15,122
313 *,e Energy Vault Holdings, Inc 977
917 Enerpac Tool Group Corp 23,338
681 EnerSys 50,285
1,817 *,e Enovix Corp 22,603
330 EnPro Industries, Inc 35,868
752 Esab Corp 35,284
502 ESCO Technologies, Inc 43,945
1,410 *,e ESS Tech, Inc 3,426
1,875 * Evoqua Water Technologies Corp 74,250
9,626 Fastenal Co 455,502
494 * Fathom Digital Manufacturing C 652
1,130 Federal Signal Corp 52,511
2,325 Flowserve Corp 71,331
503 *,e Fluence Energy, Inc 8,626
2,528 * Fluor Corp 87,620
5,820 Fortive Corp 373,935
2,359 Fortune Brands Home & Security, Inc 134,723
719 Franklin Electric Co, Inc 57,340
426 *,e FTC Solar, Inc 1,142
6,671 *,e FuelCell Energy, Inc 18,545
1,000 * Gates Industrial Corp plc 11,410
608 GATX Corp 64,655
1,074 * Generac Holdings, Inc 108,109
4,181 General Dynamics Corp 1,037,348
18,715 General Electric Co 1,568,130
567 * Gibraltar Industries, Inc 26,014
187 Global Industrial Co 4,400
829 * GMS, Inc 41,284
368 Gorman-Rupp Co 9,428
2,901 Graco, Inc 195,121
2,996 GrafTech International Ltd 14,261
696 Granite Construction, Inc 24,409
890 * Great Lakes Dredge & Dock Corp 5,296
648 Greenbrier Cos, Inc 21,727
552 Griffon Corp 19,756
627 H&E Equipment Services, Inc 28,466
802 * Hayward Holdings, Inc 7,539
760 HEICO Corp 116,766
1,362 HEICO Corp (Class A) 163,236
6,158 * Heliogen, Inc 4,300
629 Helios Technologies, Inc 34,243
413 Herc Holdings, Inc 54,338
1,552 Hexcel Corp 91,335
1,406 Hillenbrand, Inc 59,994
1,910 * Hillman Solutions Corp 13,771
11,514 Honeywell International, Inc 2,467,450
6,541 Howmet Aerospace, Inc 257,781
933 Hubbell, Inc 218,956
699 * Hudson Technologies, Inc 7,074

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
625 Huntington Ingalls $ 144,175
622 * Hydrofarm Holdings Group, Inc 964
1,987 *,e Hyliion Holdings Corp 4,650
158 Hyster-Yale Materials Handling, Inc 3,999
1,271 IDEX Corp 290,207
137 * IES Holdings, Inc 4,873
5,320 Illinois Tool Works, Inc 1,171,996
6,510 Ingersoll Rand, Inc 340,148
289 Insteel Industries, Inc 7,953
1,554 ITT, Inc 126,029
1,086 * Janus International Group, Inc 10,339
1,178 * JELD-WEN Holding, Inc 11,368
486 John Bean Technologies Corp 44,386
11,905 Johnson Controls International plc 761,920
166 Kadant, Inc 29,487
670 Kaman Corp 14,941
172 Karat Packaging, Inc 2,472
1,307 Kennametal, Inc 31,446
1,903 * Kratos Defense & Security Solutions, Inc 19,639
3,305 L3Harris Technologies, Inc 688,134
87 * Lawson Products, Inc 3,207
580 Lennox International, Inc 138,753
954 Lincoln Electric Holdings, Inc 137,843
165 Lindsay Corp 26,870
4,054 Lockheed Martin Corp 1,972,230
478 Luxfer Holdings plc 6,558
539 * Manitowoc Co, Inc 4,937
2,129 *,e Markforged Holding Corp 2,470
4,005 Masco Corp 186,913
464 * Masonite International Corp 37,403
1,042 * Mastec, Inc 88,914
2,359 * Masterbrand, Inc 17,810
1,194 Maxar Technologies, Inc 61,778
379 McGrath RentCorp 37,422
3,697 MDU Resources Group, Inc 112,167
952 * Mercury Systems, Inc 42,592
2,986 *,e Microvast Holdings, Inc 4,569
971 * Middleby Corp 130,017
168 Miller Industries, Inc 4,479
941 * Momentus, Inc 734
629 Moog, Inc (Class A) 55,201
1,441 * MRC Global, Inc 16,687
779 MSC Industrial Direct Co (Class A) 63,644
883 Mueller Industries, Inc 52,097
2,381 Mueller Water Products, Inc (Class A) 25,620
301 * MYR Group, Inc 27,713
76 National Presto Industries, Inc 5,203
4,919 *,e Nikola Corp 10,625
995 Nordson Corp 236,531
2,499 Northrop Grumman Corp 1,363,479
149 * Northwest Pipe Co 5,021
1,637 * NOW, Inc 20,790
262 * NuScale Power Corp 2,688
224 * NV5 Global Inc 29,640
2,708 nVent Electric plc 104,177
44 e Omega Flex, Inc 4,106
1,192 Oshkosh Corp 105,122
7,192 Otis Worldwide Corp 563,206
1,685 Owens Corning, Inc 143,731
5,736 PACCAR, Inc 567,692
291 Park Aerospace Corp 3,902

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,182 Parker-Hannifin Corp $ 634,962
328 * Parsons Corp 15,170
2,996 Pentair plc 134,760
763 * PGT Innovations, Inc 13,703
8,759 *,e Plug Power, Inc 108,349
263 Powell Industries, Inc 9,252
51 Preformed Line Products Co 4,248
729 Primoris Services Corp 15,994
3,577 *,e Proterra, Inc 13,485
509 * Proto Labs, Inc 12,995
492 Quanex Building Products Corp 11,651
2,443 Quanta Services, Inc 348,128
25,394 Raytheon Technologies Corp 2,562,762
477 * RBC Bearings, Inc 99,860
1,177 Regal-Beloit Corp 141,216
2,451 * Resideo Technologies, Inc 40,319
562 REV Group, Inc 7,092
3,361 *,e Rocket Lab USA, Inc 12,671
2,003 Rockwell Automation, Inc 515,913
691 Rush Enterprises, Inc (Class A) 36,125
144 Rush Enterprises, Inc (Class B) 8,103
1,319 * Sarcos Technology and Robotics Corp 740
2,806 Sensata Technologies Holding plc 113,306
1,849 * Shoals Technologies Group, Inc 45,615
514 Shyft Group, Inc 12,778
842 Simpson Manufacturing Co, Inc 74,652
727 * SiteOne Landscape Supply, Inc 85,292
878 Snap-On, Inc 200,614
1,891 Spirit Aerosystems Holdings, Inc (Class A) 55,974
647 * SPX Technologies, Inc 42,476
195 Standex International Corp 19,970
2,609 Stanley Black & Decker, Inc 195,988
2,463 *,e Stem, Inc 22,019
394 * Sterling Construction Co, Inc 12,923
3,438 * Sunrun, Inc 82,581
268 Tennant Co 16,501
939 Terex Corp 40,114
550 Textainer Group Holdings Ltd 17,056
3,692 Textron, Inc 261,394
509 * Thermon Group Holdings 10,221
1,188 Timken Co 83,956
638 * Titan International, Inc 9,774
282 * Titan Machinery, Inc 11,204
1,833 Toro Co 207,496
559 * TPI Composites, Inc 5,668
4,007 Trane Technologies plc 673,537
121 * Transcat Inc 8,575
882 TransDigm Group, Inc 555,351
2,052 * Trex Co, Inc 86,861
1,374 Trinity Industries, Inc 40,629
930 Triton International Ltd 63,965
1,063 * Triumph Group, Inc 11,183
585 * Tutor Perini Corp 4,417
1,160 UFP Industries, Inc 91,930
1,205 * United Rentals, Inc 428,281
2,797 * Univar Solutions Inc 88,945
345 Valmont Industries, Inc 114,081
156 * Vectrus, Inc 6,441
251 Veritiv Corp 30,549
5,197 Vertiv Holdings Co 70,991
339 * Vicor Corp 18,221

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,116 *,e View, Inc $ 2,042
3,817 *,e Virgin Galactic Holdings, Inc 13,283
756 W.W. Grainger, Inc 420,525
918 Wabash National Corp 20,747
593 Watsco, Inc 147,894
522 Watts Water Technologies, Inc (Class A) 76,332
763 * WESCO International, Inc 95,528
3,014 Westinghouse Air Brake Technologies Corp 300,827
3,797 * WillScot Mobile Mini Holdings Corp 171,510
1,032 Woodward Inc 99,702
883 * Xos, Inc 391
3,161 Xylem, Inc 349,512
2,011 Zurn Water Solutions Corp 42,533
TOTAL CAPITAL GOODS 43,526,084
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
1,238 ABM Industries, Inc 54,992
1,696 ACCO Brands Corp 9,481
1,880 * ACV Auctions, Inc 15,435
5,275 * Alight, Inc 44,099
271 e Aris Water Solution, Inc 3,905
918 * ASGN Inc 74,799
110 Barrett Business Services, Inc 10,261
2,259 Booz Allen Hamilton Holding Co 236,111
949 Brady Corp (Class A) 44,698
329 * BrightView Holdings, Inc 2,267
834 Brink's Co 44,794
409 * CACI International, Inc (Class A) 122,941
801 * Casella Waste Systems, Inc (Class A) 63,527
778 * CBIZ, Inc 36,449
270 * Cimpress plc 7,455
1,494 Cintas Corp 674,720
7,903 * Clarivate Analytics plc 65,911
819 * Clean Harbors, Inc 93,464
7,282 * Copart, Inc 443,401
2,056 * CoreCivic, Inc 23,767
6,753 * CoStar Group, Inc 521,872
128 CRA International, Inc 15,671
754 Deluxe Corp 12,803
633 * Driven Brands Holdings, Inc 17,287
3,839 Dun & Bradstreet Holdings, Inc 47,066
394 Ennis, Inc 8,731
2,072 Equifax, Inc 402,714
944 Exponent, Inc 93,541
598 * First Advantage Corp 7,774
178 * Forrester Research, Inc 6,365
148 * Franklin Covey Co 6,922
620 * FTI Consulting, Inc 98,456
2,553 *,e Geo Group, Inc 27,955
1,393 * Harsco Corp 8,762
1,153 Healthcare Services Group 13,836
286 Heidrick & Struggles International, Inc 7,999
247 * Heritage-Crystal Clean, Inc 8,023
1,168 Herman Miller, Inc 24,540
271 * HireRight Holdings Corp 3,214
682 HNI Corp 19,389
334 * Huron Consulting Group, Inc 24,248
2,359 * IAA, Inc 94,360
282 ICF International, Inc 27,932
674 Insperity, Inc 76,566
961 Interface, Inc 9,485

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
2,208 Jacobs Solutions, Inc $ 265,115
2,200 * KAR Auction Services, Inc 28,710
2,207 KBR, Inc 116,530
481 Kelly Services, Inc (Class A) 8,129
366 Kforce, Inc 20,068
577 Kimball International, Inc (Class B) 3,750
1,048 Korn/Ferry International 53,050
1,550 * Legalzoom.com, Inc 11,997
2,347 Leidos Holdings, Inc 246,881
2,072 *,e Li-Cycle Holdings Corp 9,863
931 Manpower, Inc 77,468
491 Matthews International Corp (Class A) 14,946
361 * Montrose Environmental Group, Inc 16,025
663 MSA Safety, Inc 95,598
2,896 Pitney Bowes, Inc 11,005
2,398 *,e Planet Labs PBC 10,431
175 *,e Red Violet, Inc 4,028
3,488 Republic Services, Inc 449,917
514 Resources Connection, Inc 9,447
1,790 Robert Half International, Inc 132,156
4,005 Rollins, Inc 146,343
997 Science Applications International Corp 110,597
1,429 *,e Skillsoft Corp 1,858
269 * SP Plus Corp 9,340
2,088 * Spire Global, Inc 2,004
1,776 Steelcase, Inc (Class A) 12,556
1,556 * Stericycle, Inc 77,629
321 * Sterling Check Corp 4,966
940 Tetra Tech, Inc 136,479
3,332 TransUnion 189,091
686 * TriNet Group, Inc 46,511
645 * TrueBlue, Inc 12,629
237 Unifirst Corp 45,739
1,953 * Upwork, Inc 20,389
2,653 Verisk Analytics, Inc 468,042
440 * Viad Corp 10,732
134 VSE Corp 6,282
7,077 Waste Management, Inc 1,110,240
116 * Willdan Group, Inc 2,071
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,656,600
CONSUMER DURABLES & APPAREL - 1 .2%
707 Acushnet Holdings Corp 30,019
1,510 * Allbirds, Inc 3,654
1,083 *,e AMMO, Inc 1,874
344 * Beazer Homes USA, Inc 4,389
1,301 Brunswick Corp 93,776
2,097 * Callaway Golf Co 41,416
2,137 * Capri Holdings Ltd 122,493
750 Carter's, Inc 55,957
132 * Cavco Industries, Inc 29,865
608 Century Communities, Inc 30,406
307 Clarus Corp 2,407
604 Columbia Sportswear Co 52,898
1,086 * Crocs, Inc 117,755
473 * Deckers Outdoor Corp 188,803
5,459 DR Horton, Inc 486,615
197 * Dream Finders Homes, Inc 1,706
562 Ermenegildo Zegna Holditalia S.p.A 5,884
327 Ethan Allen Interiors, Inc 8,639
730 * Fossil Group, Inc 3,146

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
2,599 * Garmin Ltd $ 239,862
682 * G-III Apparel Group Ltd 9,350
1,998 * GoPro, Inc 9,950
578 * Green Brick Partners, Inc 14,005
6,162 Hanesbrands, Inc 39,190
2,241 Hasbro, Inc 136,723
444 * Helen of Troy Ltd 49,244
81 * Hovnanian Enterprises, Inc 3,408
379 Installed Building Products, Inc 32,442
443 * iRobot Corp 21,322
75 Johnson Outdoors, Inc 4,959
1,551 KB Home 49,399
811 e Kontoor Brands, Inc 32,432
706 * Latham Group, Inc 2,273
696 La-Z-Boy, Inc 15,883
2,404 Leggett & Platt, Inc 77,481
4,373 Lennar Corp (Class A) 395,757
224 Lennar Corp (Class B) 16,751
353 * LGI Homes, Inc 32,688
163 Lifetime Brands, Inc 1,237
223 * Lovesac Co 4,908
1,910 * Lululemon Athletica, Inc 611,926
301 * M/I Homes, Inc 13,900
287 * Malibu Boats, Inc 15,297
156 Marine Products Corp 1,836
295 * MasterCraft Boat Holdings, Inc 7,632
6,094 * Mattel, Inc 108,717
1,086 MDC Holdings, Inc 34,318
529 * Meritage Homes Corp 48,774
918 * Mohawk Industries, Inc 93,838
227 Movado Group, Inc 7,321
6,518 Newell Brands Inc 85,255
20,906 Nike, Inc (Class B) 2,446,211
52 * NVR, Inc 239,854
276 Oxford Industries, Inc 25,718
4,992 * Peloton Interactive, Inc 39,636
356 *,e PLBY Group, Inc 979
987 Polaris Inc 99,687
3,872 Pulte Homes, Inc 176,292
795 *,e Purple Innovation, Inc 3,808
1,215 PVH Corp 85,767
809 Ralph Lauren Corp 85,487
200 Rocky Brands, Inc 4,724
2,405 * Skechers U.S.A., Inc (Class A) 100,890
966 * Skyline Champion Corp 49,759
840 Smith & Wesson Brands, Inc 7,291
235 *,e Snap One Holdings Corp 1,741
2,102 * Sonos, Inc 35,524
1,383 Steven Madden Ltd 44,201
272 Sturm Ruger & Co, Inc 13,769
133 Superior Uniform Group, Inc 1,338
4,583 Tapestry, Inc 174,521
1,558 * Taylor Morrison Home Corp 47,285
3,135 Tempur Sealy International, Inc 107,625
2,005 Toll Brothers, Inc 100,090
563 * TopBuild Corp 88,104
194 * Traeger, Inc 547
1,429 * TRI Pointe Homes, Inc 26,565
917 * Tupperware Brands Corp 3,796
3,425 * Under Armour, Inc (Class A) 34,798
3,626 * Under Armour, Inc (Class C) 32,344

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
226 * Unifi, Inc $ 1,946
217 * Universal Electronics, Inc 4,516
5,645 VF Corp 155,858
3,117 *,e Vinco Ventures, Inc 1,446
1,021 * Vista Outdoor, Inc 24,882
1,116 * Vizio Holding Corp 8,270
1,031 *,e Vuzix Corp 3,753
400 e Weber, Inc 3,220
945 Whirlpool Corp 133,680
1,465 Wolverine World Wide, Inc 16,012
1,421 * YETI Holdings, Inc 58,702
TOTAL CONSUMER DURABLES & APPAREL 7,990,416
CONSUMER SERVICES - 2 .2%
1,177 * 2U, Inc 7,380
700 * Accel Entertainment, Inc 5,390
2,833 ADT, Inc 25,695
799 * Adtalem Global Education, Inc 28,364
6,622 * Airbnb, Inc 566,181
325 * American Public Education, Inc 3,994
4,054 ARAMARK Holdings Corp 167,592
631 * Bally's Corp 12,229
2,116 * Beachbody Co, Inc 1,113
17 * Biglari Holdings, Inc (B Shares) 2,360
356 * BJ's Restaurants, Inc 9,391
1,539 Bloomin' Brands, Inc 30,965
275 Bluegreen Vacations Holding Corp 6,864
678 * Booking Holdings, Inc 1,366,360
333 * Bowlero Corp 4,489
1,079 Boyd Gaming Corp 58,838
1,041 * Bright Horizons Family Solutions 65,687
763 * Brinker International, Inc 24,347
3,464 * Caesars Entertainment, Inc 144,102
15,965 * Carnival Corp 128,678
234 Carriage Services, Inc 6,444
520 * Century Casinos, Inc 3,656
702 e Cheesecake Factory 22,260
2,349 * Chegg, Inc 59,359
476 * Chipotle Mexican Grill, Inc (Class A) 660,445
632 Choice Hotels International, Inc 71,188
630 Churchill Downs, Inc 133,201
247 * Chuy's Holdings, Inc 6,990
1,836 * Coursera, Inc 21,720
463 Cracker Barrel Old Country Store, Inc 43,865
2,144 Darden Restaurants, Inc 296,580
792 * Dave & Buster's Entertainment, Inc 28,068
1,168 * Denny's Corp 10,757
266 Dine Brands Global Inc. 17,184
616 Domino's Pizza, Inc 213,382
5,623 *,e DraftKings, Inc 64,046
384 * Duolingo, Inc 27,314
302 El Pollo Loco Holdings, Inc 3,008
281 e European Wax Center, Inc 3,498
1,316 * Everi Holdings, Inc 18,885
2,487 * Expedia Group, Inc 217,861
645 *,e F45 Training Holdings, Inc 1,838
1,596 * frontdoor, Inc 33,197
682 * Full House Resorts, Inc 5,129
229 * Golden Entertainment, Inc 8,565
58 Graham Holdings Co 35,044
572 * Grand Canyon Education, Inc 60,438

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
2,834 H&R Block, Inc $ 103,469
1,409 * Hilton Grand Vacations, Inc 54,303
4,713 Hilton Worldwide Holdings, Inc 595,535
738 * Hyatt Hotels Corp 66,752
357 * Inspired Entertainment, Inc 4,523
1,684 International Game Technology plc 38,193
431 Jack in the Box, Inc 29,407
1,311 e Krispy Kreme, Inc 13,530
89 * Kura Sushi USA, Inc 4,244
5,701 * Las Vegas Sands Corp 274,047
1,806 Laureate Education, Inc 17,374
619 *,e Life Time Group Holdings, Inc 7,403
464 * Lindblad Expeditions Holdings, Inc 3,573
4,635 Marriott International, Inc (Class A) 690,105
676 Marriott Vacations Worldwide Corp 90,983
12,582 McDonald's Corp 3,315,734
5,405 MGM Resorts International 181,230
844 *,e Mister Car Wash, Inc 7,790
173 * Monarch Casino & Resort, Inc 13,302
251 * NEOGAMES S.A. 3,060
911 *,e Nerdy, Inc 2,050
621 * Noodles & Co 3,409
6,767 * Norwegian Cruise Line Holdings Ltd 82,828
353 * ONE Group Hospitality, Inc 2,224
1,026 * OneSpaWorld Holdings Ltd 9,573
565 Papa John's International, Inc 46,505
2,733 * Penn National Gaming, Inc 81,170
1,137 * Perdoceo Education Corp 15,804
1,475 * Planet Fitness, Inc 116,230
290 * Portillo's, Inc 4,733
682 * PowerSchool Holdings, Inc 15,741
142 RCI Hospitality Holdings, Inc 13,233
924 Red Rock Resorts, Inc 36,969
1,530 * Rover Group, Inc 5,615
3,693 * Royal Caribbean Cruises Ltd 182,545
822 * Rush Street Interactive, Inc 2,951
473 Ruth's Hospitality Group Inc 7,322
1,620 * Scientific Games Corp (Class A) 94,932
764 * SeaWorld Entertainment, Inc 40,882
2,651 Service Corp International 183,290
596 * Shake Shack, Inc 24,752
1,370 * Six Flags Entertainment Corp 31,853
19,556 Starbucks Corp 1,939,955
403 Strategic Education, Inc 31,563
644 * Stride, Inc 20,144
1,443 *,e Sweetgreen, Inc 12,367
1,055 * Target Hospitality Corp 15,973
1,209 Texas Roadhouse, Inc (Class A) 109,959
1,336 Travel & Leisure Co 48,630
1,149 * Udemy, Inc 12,122
434 * Universal Technical Institute, Inc 2,916
718 * Vacasa, Inc 905
707 Vail Resorts, Inc 168,513
1,537 * Vivint Smart Home, Inc 18,290
2,954 Wendy's 66,849
513 Wingstop, Inc 70,599
881 * WW International Inc 3,401
1,610 Wyndham Hotels & Resorts, Inc 114,809
1,791 * Wynn Resorts Ltd 147,704
268 * Xponential Fitness, Inc 6,145

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
4,878 Yum! Brands, Inc $ 624,774
TOTAL CONSUMER SERVICES 14,668,727
DIVERSIFIED FINANCIALS - 5 .4%
125 AFC Gamma, Inc 1,966
741 Affiliated Managers Group, Inc 117,397
8,788 AGNC Investment Corp 90,956
243 Alerus Financial Corp 5,674
5,358 Ally Financial, Inc 131,003
288 A-Mark Precious Metals, Inc 10,002
10,302 American Express Co 1,522,120
1,886 Ameriprise Financial, Inc 587,244
253 Angel Oak Mortgage, Inc 1,197
6,894 Annaly Capital Management, Inc 145,325
2,943 Apollo Commercial Real Estate Finance, Inc 31,667
7,866 Apollo Global Management, Inc 501,772
2,387 Arbor Realty Trust, Inc 31,485
645 Ares Commercial Real Estate Corp 6,637
2,484 Ares Management Corp 170,005
1,405 ARMOUR Residential REIT, Inc 7,910
870 Artisan Partners Asset Management, Inc 25,839
253 * Assetmark Financial Holdings, Inc 5,819
86 Associated Capital Group, Inc 3,611
123 * Atlanticus Holdings Corp 3,223
274 B. Riley Financial, Inc 9,371
1,049 *,e Bakkt Holdings, Inc 1,248
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 7,468
12,740 Bank of New York Mellon Corp 579,925
30,816 * Berkshire Hathaway, Inc (Class B) 9,519,062
5,076 BGC Partners, Inc (Class A) 19,137
2,533 BlackRock, Inc 1,794,960
2,460 Blackstone Mortgage Trust, Inc 52,078
11,989 Blackstone, Inc 889,464
637 * Blucora, Inc 16,263
6,708 e Blue Owl Capital, Inc 71,105
642 Brightsphere Investment Group, Inc 13,212
1,289 BrightSpire Capital, Inc 8,030
2,136 Broadmark Realty Capital, Inc 7,604
1,450 * Cannae Holdings, Inc 29,942
6,537 Capital One Financial Corp 607,680
3,299 Carlyle Group, Inc 98,442
1,907 CBOE Global Markets, Inc 239,271
25,846 Charles Schwab Corp 2,151,938
152 Chicago Atlantic Real Estate Finance, Inc 2,291
3,066 Chimera Investment Corp 16,863
1,435 Claros Mortgage Trust, Inc 21,109
6,134 CME Group, Inc 1,031,493
461 Cohen & Steers, Inc 29,762
2,786 *,e Coinbase Global, Inc 98,597
797 Compass Diversified Trust 14,529
326 * Consumer Portfolio Services, Inc 2,885
454 Cowen Group, Inc 17,533
125 *,e Credit Acceptance Corp 59,300
312 e Curo Group Holdings Corp 1,108
49 Diamond Hill Investment Group, Inc 9,066
4,688 Discover Financial Services 458,627
461 * Donnelley Financial Solutions, Inc 17,818
258 Dynex Capital, Inc 3,282
718 Ellington Financial Inc 8,882
502 * Encore Capital Group, Inc 24,066
629 * Enova International, Inc 24,135

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
6,316 Equitable Holdings, Inc $ 181,269
638 Evercore Inc 69,593
796 * Ezcorp, Inc (Class A) 6,487
649 Factset Research Systems, Inc 260,385
1,485 Federated Investors, Inc (Class B) 53,920
737 FirstCash Holdings, Inc 64,053
877 * Focus Financial Partners, Inc 32,686
1,010 Franklin BSP Realty Trust, Inc 13,029
4,751 e Franklin Resources, Inc 125,331
257 GCM Grosvenor, Inc 1,956
5,655 Goldman Sachs Group, Inc 1,941,814
938 Granite Point Mortgage Trust, Inc 5,028
905 * Green Dot Corp 14,317
562 Hamilton Lane, Inc 35,901
1,349 Hannon Armstrong Sustainable Infrastructure Capital, Inc 39,094
796 Houlihan Lokey, Inc 69,379
1,485 Interactive Brokers Group, Inc (Class A) 107,440
9,472 Intercontinental Exchange Group, Inc 971,732
6,004 Invesco Ltd 108,012
366 Invesco Mortgage Capital, Inc 4,659
1,210 Jackson Financial, Inc 42,096
2,653 Janus Henderson Group plc 62,399
3,680 Jefferies Financial Group, Inc 126,150
9,592 KKR & Co, Inc 445,261
648 KKR Real Estate Finance Trust, Inc 9,046
1,766 Ladder Capital Corp 17,731
1,898 Lazard Ltd (Class A) 65,804
1,618 * LendingClub Corp 14,238
196 * LendingTree, Inc 4,181
1,384 LPL Financial Holdings, Inc 299,179
644 MarketAxess Holdings, Inc 179,605
2,131 MFA Financial, Inc 20,990
877 Moelis & Co 33,650
9,671 * Moneylion, Inc 5,996
2,777 Moody's Corp 773,728
21,416 Morgan Stanley 1,820,788
392 Morningstar, Inc 84,903
1,370 MSCI, Inc (Class A) 637,283
6,030 Nasdaq Inc 369,940
2,376 Navient Corp 39,085
212 Nelnet, Inc (Class A) 19,239
410 * NerdWallet, Inc 3,936
6,918 New Residential Investment Corp 56,520
6,454 New York Mortgage Trust, Inc 16,522
131 Nexpoint Real Estate Finance, Inc 2,082
3,378 Northern Trust Corp 298,919
1,689 OneMain Holdings, Inc 56,261
1,687 * Open Lending Corp 11,387
697 * Oportun Financial Corp 3,840
147 Oppenheimer Holdings, Inc 6,222
402 Orchid Island Capital, Inc 4,221
1,723 PennyMac Mortgage Investment Trust 21,348
904 Perella Weinberg Partners 8,859
273 Piper Jaffray Cos 35,542
397 PJT Partners, Inc 29,255
719 * PRA Group, Inc 24,288
1,236 * PROG Holdings, Inc 20,876
3,182 Raymond James Financial, Inc 339,997
933 Ready Capital Corp 10,394
1,612 Redwood Trust, Inc 10,897
143 Regional Management Corp 4,015

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
9,264 * Robinhood Markets, Inc $ 75,409
5,652 S&P Global, Inc 1,893,081
375 Sculptor Capital Management, Inc 3,247
1,969 SEI Investments Co 114,793
184 Silvercrest Asset Management Group, Inc 3,454
5,094 SLM Corp 84,560
13,472 * SoFi Technologies, Inc 62,106
5,018 Starwood Property Trust, Inc 91,980
6,089 State Street Corp 472,324
809 StepStone Group, Inc 20,371
1,929 Stifel Financial Corp 112,596
241 * StoneX Group, Inc 22,967
8,289 Synchrony Financial 272,377
3,897 T Rowe Price Group, Inc 425,007
867 TPG RE Finance Trust, Inc 5,887
1,734 Tradeweb Markets, Inc 112,589
1,156 Two Harbors Investment Corp 18,230
1,255 *,e Upstart Holdings, Inc 16,591
84 Victory Capital Holdings, Inc 2,254
1,409 Virtu Financial, Inc 28,758
115 Virtus Investment Partners, Inc 22,016
1,868 Voya Financial, Inc 114,863
1,867 WisdomTree Investments, Inc 10,175
90 *,e World Acceptance Corp 5,935
TOTAL DIVERSIFIED FINANCIALS 35,492,726
ENERGY - 5 .2%
736 *,e Aemetis, Inc 2,915
1,288 * Alto Ingredients, Inc 3,709
256 e Altus Midstream Co 8,468
704 * Amplify Energy Corp 6,188
5,480 Antero Midstream Corp 59,129
4,860 * Antero Resources Corp 150,611
5,407 APA Corp 252,399
243 Arch Resources, Inc 34,698
2,039 Archrock, Inc 18,310
667 * Ardmore Shipping Corp 9,611
15,987 Baker Hughes Co 472,096
1,892 Berry Petroleum Co LLC 15,136
1,179 Bonanza Creek Energy, Inc 68,299
2,386 * Borr Drilling Ltd 11,858
351 * Bristow Group, Inc 9,523
13,290 Cabot Oil & Gas Corp 326,535
845 Cactus, Inc 42,470
1,253 California Resources Corp 54,518
691 * Callon Petroleum Co 25,629
243 * Centrus Energy Corp 7,893
3,416 ChampionX Corp 99,030
4,218 Cheniere Energy, Inc 632,531
2,106 Chesapeake Energy Corp 198,743
33,281 Chevron Corp 5,973,607
2,877 * Clean Energy Fuels Corp 14,960
3,514 * CNX Resources Corp 59,176
1,500 Comstock Resources Inc 20,565
21,583 ConocoPhillips 2,546,794
621 CONSOL Energy, Inc 40,365
500 e Crescent Energy, Inc 5,995
583 CVR Energy, Inc 18,271
1,373 Delek US Holdings, Inc 37,071
850 * Denbury, Inc 73,967
11,298 Devon Energy Corp 694,940

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,136 DHT Holdings, Inc $ 18,968
1,800 * Diamond Offshore Drilling, Inc 18,720
3,040 Diamondback Energy, Inc 415,811
333 * DMC Global, Inc 6,474
395 Dorian LPG Ltd 7,485
582 * Dril-Quip, Inc 15,813
1,673 DT Midstream, Inc 92,450
625 * Earthstone Energy, Inc 8,894
156 *,e Empire Petroleum Corp 1,919
2,496 *,e Energy Fuels, Inc 15,500
446 e Enviva, Inc 23,625
10,053 EOG Resources, Inc 1,302,065
6,200 EQT Corp 209,746
7,406 Equitrans Midstream Corp 49,620
275 Excelerate Energy, Inc 6,889
70,837 d Exxon Mobil Corp 7,813,321
408 FLEX LNG Ltd 13,338
1,226 * Frank's International NV 22,227
2,068 e Frontline Ltd 25,106
3,883 *,e Gevo, Inc 7,378
1,788 * Golar LNG Ltd 40,749
842 * Green Plains Inc 25,681
179 * Gulfport Energy Operating Corp 13,182
15,566 Halliburton Co 612,522
2,257 * Helix Energy Solutions Group, Inc 16,657
1,863 Helmerich & Payne, Inc 92,349
4,862 Hess Corp 689,529
2,656 HF Sinclair Corp 137,820
110 e HighPeak Energy, Inc 2,516
685 International Seaways, Inc 25,359
33,654 Kinder Morgan, Inc 608,464
7,467 * Kosmos Energy Ltd 47,490
279 * Laredo Petroleum, Inc 14,346
2,207 Liberty Oilfield Services, Inc 35,334
2,448 Magnolia Oil & Gas Corp 57,406
11,233 Marathon Oil Corp 304,077
8,249 Marathon Petroleum Corp 960,101
1,952 Matador Resources Co 111,732
2,520 Murphy Oil Corp 108,385
146 * Nabors Industries Ltd 22,611
75 Nacco Industries, Inc (Class A) 2,850
725 * National Energy Services Reunited Corp 5,031
790 e New Fortress Energy, Inc 33,512
2,497 * Newpark Resources, Inc 10,363
555 * NextDecade Corp 2,742
2,774 * NexTier Oilfield Solutions, Inc 25,632
673 * Noble Corp plc 25,379
3,490 Nordic American Tankers Ltd 10,679
757 Northern Oil and Gas, Inc 23,331
6,945 NOV, Inc 145,081
666 Oasis Petroleum, Inc 91,115
13,752 Occidental Petroleum Corp 866,238
1,532 * Oceaneering International, Inc 26,795
1,209 * Oil States International, Inc 9,019
7,705 ONEOK, Inc 506,218
4,162 Ovintiv, Inc 211,055
677 * Par Pacific Holdings, Inc 15,740
3,410 Patterson-UTI Energy, Inc 57,424
1,705 PBF Energy, Inc 69,530
1,550 PDC Energy, Inc 98,394
1,975 * Peabody Energy Corp 52,179

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
238 Penn Virginia Corp $ 9,622
3,118 Permian Resources Corp 29,309
8,021 Phillips 66 834,826
4,035 Pioneer Natural Resources Co 921,554
1,367 * ProPetro Holding Corp 14,176
4,359 Range Resources Corp 109,062
276 * Rex American Resources Corp 8,793
151 Riley Exploration Permian, Inc 4,444
1,348 *,e Ring Energy, Inc 3,316
1,202 RPC, Inc 10,686
532 * SandRidge Energy, Inc 9,060
24,237 Schlumberger Ltd 1,295,710
828 Scorpio Tankers, Inc 44,522
988 Select Energy Services, Inc 9,129
1,567 SFL Corp Ltd 14,448
185 *,e SilverBow Resources, Inc 5,232
1,071 e Sitio Royalties Corp 30,897
1,884 SM Energy Co 65,620
678 Solaris Oilfield Infrastructure, Inc 6,733
18,509 * Southwestern Energy Co 108,278
1,013 * Talos Energy, Inc 19,125
3,944 Targa Resources Investments, Inc 289,884
1,069 * Teekay Corp 4,853
376 * Teekay Tankers Ltd 11,585
8,487 * Tellurian, Inc 14,258
2,062 * Tetra Technologies, Inc 7,135
101 Texas Pacific Land Corp 236,767
854 * Tidewater, Inc 31,470
4,698 *,e Uranium Energy Corp 18,228
3,859 *,e Ur-Energy, Inc 4,438
1,387 * US Silica Holdings, Inc 17,337
1,000 Vaalco Energy, Inc 4,560
993 * Valaris Ltd 67,147
6,745 Valero Energy Corp 855,671
916 *,e Vertex Energy, Inc 5,679
2,083 * W&T Offshore, Inc 11,623
1,187 * Weatherford International Ltd 60,442
21,047 Williams Cos, Inc 692,446
1,068 World Fuel Services Corp 29,188
TOTAL ENERGY 34,203,229
FOOD & STAPLES RETAILING - 1 .4%
2,725 Albertsons Cos, Inc 56,517
418 Andersons, Inc 14,626
2,336 * BJ's Wholesale Club Holdings, Inc 154,550
618 Casey's General Stores, Inc 138,648
515 * Chefs' Warehouse Holdings, Inc 17,139
7,552 Costco Wholesale Corp 3,447,488
1,460 * Grocery Outlet Holding Corp 42,617
626 * HF Foods Group Inc 2,542
213 Ingles Markets, Inc (Class A) 20,546
11,258 Kroger Co 501,882
286 Natural Grocers by Vitamin C 2,614
2,651 * Performance Food Group Co 154,792
385 Pricesmart, Inc 23,400
862 *,e Rite Aid Corp 2,879
584 SpartanNash Co 17,660
2,100 * Sprouts Farmers Market, Inc 67,977
8,505 SYSCO Corp 650,207
943 * United Natural Foods, Inc 36,504
3,868 * US Foods Holding Corp 131,589

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING—continued
127 Village Super Market (Class A) $ 2,958
12,281 Walgreens Boots Alliance, Inc 458,818
24,527 Walmart, Inc 3,477,683
218 Weis Markets, Inc 17,939
TOTAL FOOD & STAPLES RETAILING 9,441,575
FOOD, BEVERAGE & TOBACCO - 3 .5%
2,739 *,e 22nd Century Group, Inc 2,521
31,003 Altria Group, Inc 1,417,147
9,610 Archer-Daniels-Midland Co 892,288
1,190 B&G Foods, Inc (Class A) 13,268
2,859 *,e Benson Hill, Inc 7,290
980 *,e Beyond Meat, Inc 12,064
157 * Boston Beer Co, Inc (Class A) 51,735
349 *,e BRC, Inc 2,132
711 Brown-Forman Corp (Class A) 46,755
3,077 Brown-Forman Corp (Class B) 202,097
2,310 Bunge Ltd 230,469
345 Calavo Growers, Inc 10,143
486 Cal-Maine Foods, Inc 26,463
3,182 Campbell Soup Co 180,578
918 * Celsius Holdings, Inc 95,509
66,470 Coca-Cola Co 4,228,157
72 Coca-Cola Consolidated Inc 36,890
8,273 ConAgra Brands, Inc 320,165
2,607 Constellation Brands, Inc (Class A) 604,172
2,764 * Darling International, Inc 172,999
454 * Duckhorn Portfolio, Inc 7,523
2,984 Flowers Foods, Inc 85,760
499 Fresh Del Monte Produce, Inc 13,069
752 * Freshpet, Inc 39,683
10,142 General Mills, Inc 850,407
1,593 * Hain Celestial Group, Inc 25,775
2,519 Hershey Co 583,325
4,724 Hormel Foods Corp 215,178
2,702 * Hostess Brands, Inc 60,633
1,093 Ingredion, Inc 107,037
277 J&J Snack Foods Corp 41,470
1,843 J.M. Smucker Co 292,042
199 John B. Sanfilippo & Son, Inc 16,183
4,228 Kellogg Co 301,203
14,082 Keurig Dr Pepper, Inc 502,164
11,401 Kraft Heinz Co 464,135
2,489 Lamb Weston Holdings, Inc 222,417
364 Lancaster Colony Corp 71,817
422 * Landec Corp 2,735
1,678 * Local Bounti Corp 2,332
4,238 McCormick & Co, Inc 351,288
203 MGP Ingredients, Inc 21,595
422 * Mission Produce, Inc 4,904
3,002 Molson Coors Brewing Co (Class B) 154,663
23,604 Mondelez International, Inc 1,573,207
6,463 * Monster Beverage Corp 656,188
366 * National Beverage Corp 17,030
23,580 PepsiCo, Inc 4,259,963
26,494 Philip Morris International, Inc 2,681,458
908 * Pilgrim's Pride Corp 21,547
1,006 * Post Holdings, Inc 90,802
2,638 Primo Water Corp 40,994
4 Seaboard Corp 15,101
134 * Seneca Foods Corp 8,167

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
1,484 * Simply Good Foods Co $ 56,437
339 * Sovos Brands, Inc 4,871
1,555 * SunOpta, Inc 13,124
692 *,e Tattooed Chef, Inc 851
424 Tootsie Roll Industries, Inc 18,050
964 * TreeHouse Foods, Inc 47,602
190 Turning Point Brands, Inc 4,110
4,889 Tyson Foods, Inc (Class A) 304,340
619 Universal Corp 32,689
803 Utz Brands, Inc 12,736
2,682 Vector Group Ltd 31,809
622 *,e Vintage Wine Estates, Inc 2,028
454 * Vita Coco Co, Inc 6,274
420 * Vital Farms, Inc 6,266
486 * Whole Earth Brands, Inc 1,978
TOTAL FOOD, BEVERAGE & TOBACCO 22,897,802
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
3,092 * 1Life Healthcare, Inc 51,667
29,266 Abbott Laboratories 3,213,114
1,593 * Acadia Healthcare Co, Inc 131,136
1,237 * Accolade, Inc 9,636
1,314 * AdaptHealth Corp 25,255
230 * Addus HomeCare Corp 22,883
317 * Agiliti, Inc 5,170
3,127 *,e agilon health, Inc 50,470
1,350 * Align Technology, Inc 284,715
1,430 * Alignment Healthcare, Inc 16,817
1,508 * Allscripts Healthcare Solutions, Inc 26,601
996 * Alphatec Holdings Inc 12,301
577 * Amedisys, Inc 48,203
3,954 * American Well Corp 11,190
2,642 AmerisourceBergen Corp 437,806
782 * AMN Healthcare Services, Inc 80,405
563 * Angiodynamics, Inc 7,753
640 * Apollo Medical Holdings, Inc 18,938
9,856 *,e ATI Physical Therapy, Inc 3,006
673 * AtriCure, Inc 29,868
27 Atrion Corp 15,105
725 * Avanos Medical, Inc 19,618
7,021 * Aveanna Healthcare Holdings, Inc 5,476
560 * AxoGen, Inc 5,589
738 * Axonics Modulation Technologies, Inc 46,147
8,643 Baxter International, Inc 440,534
4,857 Becton Dickinson & Co 1,235,135
571 * BioLife Solutions Inc 10,392
24,123 * Boston Scientific Corp 1,116,171
2,873 * Brookdale Senior Living, Inc 7,843
4,314 *,e Butterfly Network, Inc 10,612
4,682 Cardinal Health, Inc 359,905
501 * Cardiovascular Systems, Inc 6,824
1,100 *,e CareMax, Inc 4,015
373 * Castle Biosciences, Inc 8,780
9,754 * Centene Corp 799,926
1,866 * Certara, Inc 29,987
2,819 * Cerus Corp 10,289
261 Chemed Corp 133,222
5,124 Cigna Corp 1,697,786
12,033 *,e Clover Health Investments Corp 11,185
2,138 * Community Health Systems, Inc 9,236
168 * Computer Programs & Systems, Inc 4,573

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
422 Conmed Corp $ 37,406
852 Cooper Cos, Inc 281,731
163 * Corvel Corp 23,689
544 * Cross Country Healthcare, Inc 14,454
480 * CryoLife, Inc 5,818
3,017 * Cue Health, Inc 6,245
279 * Cutera, Inc 12,337
22,386 CVS Health Corp 2,086,151
1,050 * DaVita, Inc 78,403
485 * Definitive Healthcare Corp 5,330
3,750 Dentsply Sirona, Inc 119,400
6,648 * Dexcom, Inc 752,820
1,250 * DocGo, Inc 8,837
1,826 *,e Doximity, Inc 61,281
10,588 * Edwards Lifesciences Corp 789,971
4,115 Elevance Health, Inc 2,110,872
985 Embecta Corp 24,911
1,608 Encompass Health Corp 96,174
804 * Enhabit, Inc 10,581
653 * Enovis Corp 34,949
981 Ensign Group, Inc 92,812
2,830 * Envista Holdings Corp 95,286
1,279 * Evolent Health, Inc 35,914
2,133 * Figs, Inc 14,355
350 * Fulgent Genetics, Inc 10,423
710 * Glaukos Corp 31,013
1,419 * Globus Medical, Inc 105,389
1,657 * Guardant Health, Inc 45,070
886 * Haemonetics Corp 69,684
3,749 HCA Healthcare, Inc 899,610
737 * Health Catalyst, Inc 7,834
1,338 * HealthEquity, Inc 82,474
399 * HealthStream, Inc 9,911
2,395 * Henry Schein, Inc 191,289
136 * Heska Corp 8,454
2,089 * Hims & Hers Health, Inc 13,390
4,216 * Hologic, Inc 315,399
2,157 Humana, Inc 1,104,794
362 * ICU Medical, Inc 57,008
1,434 * IDEXX Laboratories, Inc 585,015
779 * Inari Medical, Inc 49,513
200 * Innovage Holding Corp 1,436
301 * Inogen, Inc 5,933
465 * Inspire Medical Systems, Inc 117,124
1,159 * Insulet Corp 341,198
572 * Integer Holding Corp 39,159
1,378 * Integra LifeSciences Holdings Corp 77,264
6,117 * Intuitive Surgical, Inc 1,623,146
6,537 *,e Invitae Corp 12,159
96 iRadimed Corp 2,716
477 * iRhythm Technologies, Inc 44,681
229 * Joint Corp 3,201
1,591 Laboratory Corp of America Holdings 374,649
1,098 * Lantheus Holdings, Inc 55,954
236 LeMaitre Vascular, Inc 10,861
528 * LHC Group, Inc 85,372
1,192 * LifeStance Health Group, Inc 5,888
892 * LivaNova plc 49,542
849 * Masimo Corp 125,610
2,486 McKesson Corp 932,548
1,431 * MEDNAX, Inc 21,265

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
22,814 Medtronic plc $ 1,773,104
646 * Meridian Bioscience, Inc 21,454
985 * Merit Medical Systems, Inc 69,561
49 Mesa Laboratories, Inc 8,144
199 * ModivCare, Inc 17,856
1,000 * Molina Healthcare, Inc 330,220
6,230 * Multiplan Corp 7,165
734 *,e Nano-X Imaging Ltd 5,417
173 National Healthcare Corp 10,294
208 National Research Corp 7,758
2,042 * Neogen Corp 31,100
613 * Nevro Corp 24,275
818 * NextGen Healthcare, Inc 15,362
1,767 * Novocure Ltd 129,609
7,450 * Nutex Health, Inc 14,155
959 * NuVasive, Inc 39,549
1,981 * Oak Street Health, Inc 42,611
758 * Omnicell, Inc 38,218
3,847 *,e Oncology Institute, Inc 6,348
6,424 * Opko Health, Inc 8,030
366 * OptimizeRx Corp 6,149
2,403 * Option Care Health, Inc 72,306
1,144 * OraSure Technologies, Inc 5,514
267 * Orthofix Medical Inc 5,482
333 * OrthoPediatrics Corp 13,230
742 * Outset Medical, Inc 19,158
1,223 * Owens & Minor, Inc 23,885
525 * P3 Health Partners, Inc 966
724 * Paragon 28, Inc 13,836
1,530 Patterson Cos, Inc 42,886
3,049 * Pear Therapeutics, Inc 3,598
524 * Pennant Group, Inc 5,754
597 * Penumbra, Inc 132,809
419 * PetIQ, Inc 3,863
771 * Phreesia, Inc 24,950
2,070 Premier, Inc 72,409
682 * Privia Health Group, Inc 15,488
399 * PROCEPT BioRobotics Corp 16,574
1,110 *,† Progenics Pharmaceuticals, Inc 0
1,198 * Progyny, Inc 37,318
2,372 * Project Roadrunner Parent, Inc 25,973
1,215 * Pulmonx Corp 10,242
2,014 Quest Diagnostics, Inc 315,070
828 * QuidelOrtho Corp 70,935
689 * RadNet, Inc 12,974
2,482 Resmed, Inc 516,579
375 * RxSight, Inc 4,751
896 * Schrodinger, Inc 16,746
496 * SeaSpine Holdings Corp 4,142
1,678 Select Medical Holdings Corp 41,665
3,285 *,e Sema4 Holdings Corp 867
7,206 * Senseonics Holdings, Inc 7,422
5,090 * Sharecare, Inc 8,144
594 * Shockwave Medical Inc 122,132
442 * SI-BONE, Inc 6,011
421 * Sight Sciences, Inc 5,140
1,111 * Signify Health, Inc 31,841
548 * Silk Road Medical Inc 28,962
227 Simulations Plus, Inc 8,301
793 * Staar Surgical Co 38,492
1,629 STERIS plc 300,860

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
6,017 Stryker Corp $ 1,471,096
608 * Surgery Partners, Inc 16,939
300 * SurModics, Inc 10,236
280 * Tactile Systems Technology, Inc 3,214
1,069 * Tandem Diabetes Care, Inc 48,052
2,648 * Teladoc, Inc 62,625
818 Teleflex, Inc 204,197
1,754 * Tenet Healthcare Corp 85,578
436 * Transmedics Group, Inc 26,910
533 * Treace Medical Concepts, Inc 12,254
159 * UFP Technologies, Inc 18,745
15,972 UnitedHealth Group, Inc 8,468,035
1,148 Universal Health Services, Inc (Class B) 161,742
187 US Physical Therapy, Inc 15,153
80 Utah Medical Products, Inc 8,042
587 * Varex Imaging Corp 11,916
2,386 * Veeva Systems, Inc 385,053
4,258 * VG Acquisition Corp 9,197
908 * Vicarious Surgical, Inc 1,834
2,186 * ViewRay, Inc 9,793
3,636 Zimmer Biomet Holdings, Inc 463,590
363 * Zimvie, Inc 3,390
374 e Zynex Inc 5,202
TOTAL HEALTH CARE EQUIPMENT & SERVICES 40,987,434
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
1,630 *,e Beauty Health Co 14,833
2,141 * BellRing Brands, Inc 54,895
160 * Central Garden & Pet Co 5,992
580 * Central Garden and Pet Co (Class A) 20,764
4,218 Church & Dwight Co, Inc 340,013
2,121 Clorox Co 297,640
14,130 Colgate-Palmolive Co 1,113,303
5,109 * Coty, Inc 43,733
893 Edgewell Personal Care Co 34,416
620 * elf Beauty, Inc 34,286
1,154 Energizer Holdings, Inc 38,717
3,921 Estee Lauder Cos (Class A) 972,839
1,810 * Herbalife Nutrition Ltd 26,933
1,244 * Honest Co, Inc 3,744
253 Inter Parfums, Inc 24,419
5,756 Kimberly-Clark Corp 781,377
188 Medifast, Inc 21,686
140 * Nature's Sunshine Products, Inc 1,165
938 Nu Skin Enterprises, Inc (Class A) 39,546
1,877 * Olaplex Holdings, Inc 9,779
40,607 Procter & Gamble Co 6,154,397
871 Reynolds Consumer Products, Inc 26,113
741 Spectrum Brands Holdings, Inc 45,142
180 * USANA Health Sciences, Inc 9,576
1,092 * Veru, Inc 5,766
266 WD-40 Co 42,882
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,163,956
INSURANCE - 2 .5%
10,641 Aflac, Inc 765,513
4,672 Allstate Corp 633,523
699 * AMBAC Financial Group, Inc 12,190
1,426 American Equity Investment Life Holding Co 65,054
1,177 American Financial Group, Inc 161,578
13,017 American International Group, Inc 823,195

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
299 Amerisafe, Inc $ 15,539
3,588 Aon plc 1,076,902
5,924 * Arch Capital Group Ltd 371,909
509 Argo Group International Holdings Ltd 13,158
3,438 Arthur J. Gallagher & Co 648,200
937 Assurant, Inc 117,181
1,117 Assured Guaranty Ltd 69,544
1,411 Axis Capital Holdings Ltd 76,434
4,258 *,e Bright Health Group, Inc 2,767
1,215 * Brighthouse Financial, Inc 62,293
4,079 Brown & Brown, Inc 232,381
891 * BRP Group, Inc 22,400
7,062 Chubb Ltd 1,557,877
2,630 Cincinnati Financial Corp 269,286
261 CNA Financial Corp 11,035
1,716 Conseco, Inc 39,211
143 Donegal Group, Inc (Class A) 2,031
494 * eHealth, Inc 2,391
488 Employers Holdings, Inc 21,047
222 * Enstar Group Ltd 51,291
436 Erie Indemnity Co (Class A) 108,442
638 Everest Re Group Ltd 211,350
311 * F&G Annuities & Life, Inc 6,223
4,587 Fidelity National Financial Inc 172,563
1,838 First American Financial Corp 96,201
8,098 * Genworth Financial, Inc (Class A) 42,838
1,640 Globe Life, Inc 197,702
286 * Goosehead Insurance, Inc 9,821
463 * Greenlight Capital Re Ltd (Class A) 3,773
667 Hanover Insurance Group, Inc 90,132
5,478 Hartford Financial Services Group, Inc 415,397
121 e HCI Group, Inc 4,790
164 *,e Hippo Holdings, Inc 2,230
637 Horace Mann Educators Corp 23,805
23 Investors Title Co 3,394
648 James River Group Holdings Ltd 13,550
1,193 Kemper Corp 58,696
347 Kinsale Capital Group, Inc 90,747
657 *,e Lemonade, Inc 8,988
3,077 Lincoln National Corp 94,525
3,399 Loews Corp 198,264
235 * Markel Corp 309,610
8,540 Marsh & McLennan Cos, Inc 1,413,199
1,028 * MBIA, Inc 13,210
429 Mercury General Corp 14,672
11,405 Metlife, Inc 825,380
35 National Western Life Group, Inc 9,835
158 * NI Holdings, Inc 2,097
5,018 Old Republic International Corp 121,185
1,998 * Oscar Health, Inc 4,915
391 * Palomar Holdings, Inc 17,658
727 Primerica, Inc 103,103
4,377 Principal Financial Group 367,318
820 ProAssurance Corp 14,325
9,964 Progressive Corp 1,292,430
6,486 Prudential Financial, Inc 645,098
1,153 Reinsurance Group of America, Inc (Class A) 163,830
759 RenaissanceRe Holdings Ltd 139,831
600 RLI Corp 78,762
157 *,e Root, Inc 705
1,227 * Ryan Specialty Group Holdings, Inc 50,933

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
227 Safety Insurance Group, Inc $ 19,127
1,030 Selective Insurance Group, Inc 91,268
2,285 * Selectquote, Inc 1,535
1,153 * SiriusPoint Ltd 6,803
351 Stewart Information Services Corp 14,998
433 Tiptree Inc 5,993
4,035 Travelers Cos, Inc 756,522
236 * Trean Insurance Group, Inc 1,416
628 *,e Trupanion, Inc 29,849
338 United Fire Group Inc 9,248
503 Universal Insurance Holdings, Inc 5,327
3,600 Unum Group 147,708
3,558 W.R. Berkley Corp 258,204
56 White Mountains Insurance Group Ltd 79,202
1,889 Willis Towers Watson plc 462,012
TOTAL INSURANCE 16,454,669
MATERIALS - 3 .0%
350 * 5E Advanced Materials, Inc 2,758
461 AdvanSix, Inc 17,527
3,788 Air Products & Chemicals, Inc 1,167,689
2,002 Albemarle Corp 434,154
3,014 Alcoa Corp 137,047
2,222 * Allegheny Technologies, Inc 66,349
298 Alpha Metallurgical Resources, Inc 43,624
25,996 Amcor plc 309,612
429 American Vanguard Corp 9,314
1,121 Aptargroup, Inc 123,288
1,763 * Arconic Corp 37,305
271 *,† Ardagh Group S.A. 3,259
1,615 Ardagh Metal Packaging S.A. 7,768
912 Ashland Global Holdings, Inc 98,067
340 * Aspen Aerogels, Inc 4,009
1,410 Avery Dennison Corp 255,210
1,490 Avient Corp 50,302
3,718 * Axalta Coating Systems Ltd 94,697
605 Balchem Corp 73,877
5,423 Ball Corp 277,332
2,133 Berry Global Group, Inc 128,897
953 Cabot Corp 63,698
799 Carpenter Technology Corp 29,515
1,854 Celanese Corp (Series A) 189,553
831 * Century Aluminum Co 6,798
3,412 CF Industries Holdings, Inc 290,702
111 Chase Corp 9,575
2,721 Chemours Co 83,317
261 * Clearwater Paper Corp 9,868
8,514 * Cleveland-Cliffs, Inc 137,160
4,597 * Coeur Mining, Inc 15,446
1,719 Commercial Metals Co 83,028
532 Compass Minerals International, Inc 21,812
1,802 * Constellium SE 21,318
12,399 Corteva, Inc 728,813
2,070 Crown Holdings, Inc 170,175
1,053 * Dakota Gold Corp 3,212
1,647 *,e Danimer Scientific, Inc 2,948
987 * Diversey Holdings Ltd 4,205
12,278 Dow, Inc 618,688
8,729 DuPont de Nemours, Inc 599,071
709 Eagle Materials, Inc 94,191
2,121 Eastman Chemical Co 172,734

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
4,252 Ecolab, Inc $ 618,921
3,499 Element Solutions, Inc 63,647
2,190 FMC Corp 273,312
24,699 Freeport-McMoRan, Inc (Class B) 938,562
400 FutureFuel Corp 3,252
13,535 * Ginkgo Bioworks Holdings, Inc 22,874
658 Glatfelter Corp 1,829
4,828 Graphic Packaging Holding Co 107,423
395 Greif, Inc (Class A) 26,489
87 Greif, Inc (Class B) 6,806
784 H.B. Fuller Co 56,150
284 Hawkins, Inc 10,962
193 Haynes International, Inc 8,818
9,435 Hecla Mining Co 52,459
3,508 Huntsman Corp 96,400
2,700 * Hycroft Mining Holding Corp 1,437
749 * Ingevity Corp 52,760
373 Innospec, Inc 38,367
4,277 International Flavors & Fragrances, Inc 448,401
6,161 International Paper Co 213,355
149 * Intrepid Potash, Inc 4,302
261 Kaiser Aluminum Corp 19,826
315 Koppers Holdings, Inc 8,883
357 Kronos Worldwide, Inc 3,356
8,499 Linde plc 2,772,204
2,677 * Livent Corp 53,192
1,348 Louisiana-Pacific Corp 79,802
542 * LSB Industries, Inc 7,209
4,354 LyondellBasell Industries NV 361,513
1,039 Martin Marietta Materials, Inc 351,151
300 Materion Corp 26,253
741 Minerals Technologies, Inc 44,993
6,067 Mosaic Co 266,159
1,500 * MP Materials Corp 36,420
371 Myers Industries, Inc 8,247
95 NewMarket Corp 29,555
13,641 Newmont Goldcorp Corp 643,855
3,868 * Novagold Resources Inc 23,131
4,434 Nucor Corp 584,445
2,868 * O-I Glass, Inc 47,523
2,380 Olin Corp 125,997
163 Olympic Steel, Inc 5,473
1,636 *,e Origin Materials, Inc 7,542
1,050 Orion Engineered Carbons SA 18,700
1,615 Packaging Corp of America 206,575
499 Pactiv Evergreen, Inc 5,669
1,935 * Perimeter Solutions S.A. 17,686
282 * Piedmont Lithium, Inc 12,414
632 * PolyMet Mining Corp 1,675
4,040 PPG Industries, Inc 507,990
868 * PQ Group Holdings, Inc 7,690
1,820 *,e PureCycle Technologies, Inc 12,303
201 Quaker Chemical Corp 33,547
376 Ramaco Resources, Inc 3,305
564 * Ranpak Holdings Corp 3,254
877 * Rayonier Advanced Materials, Inc 8,419
1,022 Reliance Steel & Aluminum Co 206,894
687 * Resolute Forest Products 14,832
1,158 Royal Gold, Inc 130,530
2,211 RPM International, Inc 215,462
272 Ryerson Holding Corp 8,231

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
421 Schnitzer Steel Industries, Inc (Class A) $ 12,904
1,019 Schweitzer-Mauduit International, Inc 21,297
716 Scotts Miracle-Gro Co (Class A) 34,790
2,582 Sealed Air Corp 128,790
804 Sensient Technologies Corp 58,628
4,089 Sherwin-Williams Co 970,442
1,204 Silgan Holdings, Inc 62,415
1,617 Sonoco Products Co 98,168
1,339 Southern Copper Corp 80,862
3,317 SSR Mining, Inc 51,977
2,909 Steel Dynamics, Inc 284,209
410 Stepan Co 43,649
2,030 * Summit Materials, Inc 57,630
1,010 SunCoke Energy, Inc 8,716
619 Sylvamo Corp 30,077
717 * TimkenSteel Corp 13,028
394 Tredegar Corp 4,027
716 Trimas Corp 19,862
733 Trinseo plc 16,646
1,767 Tronox Holdings plc 24,226
30 United States Lime & Minerals, Inc 4,223
4,076 United States Steel Corp 102,104
3,271 Valvoline, Inc 106,798
2,283 Vulcan Materials Co 399,776
816 Warrior Met Coal, Inc 28,266
559 Westlake Chemical Corp 57,320
4,393 WestRock Co 154,458
702 Worthington Industries, Inc 34,896
TOTAL MATERIALS 19,576,527
MEDIA & ENTERTAINMENT - 5 .6%
13,252 Activision Blizzard, Inc 1,014,441
988 * Advantage Solutions, Inc 2,055
102,747 * Alphabet, Inc (Class A) 9,065,368
91,661 * Alphabet, Inc (Class C) 8,133,080
3,867 * Altice USA, Inc 17,788
8,836 *,e AMC Entertainment Holdings, Inc 35,962
543 * AMC Networks, Inc 8,509
232 * Arena Group Holdings, Inc 2,461
380 * Boston Omaha Corp 10,070
1,441 * Bumble, Inc 30,333
92 Cable One, Inc 65,491
544 * Cardlytics, Inc 3,144
1,657 * Cargurus, Inc 23,215
1,131 * Cars.com, Inc 15,574
1,896 * Charter Communications, Inc 642,934
2,021 * Cinemark Holdings, Inc 17,502
6,287 * Clear Channel 6,601
74,239 Comcast Corp (Class A) 2,596,138
315 * Cumulus Media Inc 1,956
17 * Daily Journal Corp 4,259
632 * DHI Group, Inc 3,343
4,043 * DISH Network Corp (Class A) 56,764
4,803 Electronic Arts, Inc 586,831
2,184 * Entercom Communications Corp 492
1,005 Entravision Communications Corp (Class A) 4,824
1,205 * Eventbrite Inc 7,061
249 * EverQuote Inc 3,670
916 * EW Scripps Co (Class A) 12,082
5,373 Fox Corp (Class A) 163,178
2,613 Fox Corp (Class B) 74,340

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
2,993 *,e fuboTV, Inc $ 5,208
2,328 * Gannett Co, Inc 4,726
1,547 Gray Television, Inc 17,311
1,354 * IAC 60,118
1,779 * iHeartMedia, Inc 10,905
902 * Imax Corp 13,223
556 * Integral Ad Science Holding Corp 4,887
6,397 Interpublic Group of Cos, Inc 213,084
693 John Wiley & Sons, Inc (Class A) 27,762
170 *,e Liberty Braves Group (Class A) 5,554
525 * Liberty Braves Group (Class C) 16,921
413 Liberty Broadband Corp (Class A) 31,326
2,140 * Liberty Broadband Corp (Class C) 163,218
398 * Liberty Media Group (Class A) 21,265
3,453 * Liberty Media Group (Class C) 206,420
1,463 Liberty SiriusXM Group (Class A) 57,510
2,909 * Liberty SiriusXM Group (Class C) 113,829
786 * Lions Gate Entertainment Corp (Class A) 4,488
1,776 * Lions Gate Entertainment Corp (Class B) 9,644
2,523 * Live Nation, Inc 175,954
336 Madison Square Garden Co 61,599
496 * Madison Square Garden Entertainment Corp 22,305
2,210 * Magnite, Inc 23,404
294 e Marcus Corp 4,231
4,748 * Match Group, Inc 196,994
329 * MediaAlpha, Inc 3,274
38,734 * Meta Platforms, Inc 4,661,250
7,442 * Netflix, Inc 2,194,497
2,867 New York Times Co (Class A) 93,063
6,379 News Corp (Class A) 116,098
1,884 News Corp (Class B) 34,741
706 Nexstar Media Group Inc 123,571
3,500 Omnicom Group, Inc 285,495
692 * Outbrain, Inc 2,505
89 Paramount Global (Class A) 1,745
9,969 Paramount Global (Class B) 168,277
9,845 * Pinterest, Inc 239,037
1,390 * Playstudios, Inc 5,393
1,555 * Playtika Holding Corp 13,233
683 * PubMatic, Inc 8,749
1,085 * QuinStreet, Inc 15,570
378 * Reservoir Media, Inc 2,257
7,574 * ROBLOX Corp 215,556
2,026 * Roku, Inc 82,458
438 Scholastic Corp 17,283
862 Sinclair Broadcast Group, Inc (Class A) 13,370
12,646 e Sirius XM Holdings, Inc 73,853
11,042 * Skillz, Inc 5,593
2,335 * Spotify Technology S.A. 184,348
1,314 * Stagwell, Inc 8,160
2,757 * Take-Two Interactive Software, Inc 287,086
378 * TechTarget, Inc 16,655
3,517 TEGNA, Inc 74,525
380 * Thryv Holdings, Inc 7,220
1,758 * TripAdvisor, Inc 31,609
1,632 * TrueCar, Inc 4,096
2,350 * Vimeo, Inc 8,060
31,095 * Walt Disney Co 2,701,534
39,844 * Warner Bros Discovery, Inc 377,721
736 * WideOpenWest, Inc 6,705
749 World Wrestling Entertainment, Inc (Class A) 51,321

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
1,209 * Yelp, Inc $ 33,054
795 * Ziff Davis Inc 62,884
1,228 * ZipRecruiter, Inc 20,164
4,577 * ZoomInfo Technologies, Inc 137,813
TOTAL MEDIA & ENTERTAINMENT 36,471,175
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .1%
1,510 * 10X Genomics, Inc 55,024
646 * 2seventy bio, Inc 6,053
684 * 4D Molecular Therapeutics, Inc 15,192
306 * Aadi Bioscience, Inc 3,926
30,138 AbbVie, Inc 4,870,602
3,422 *,e AbCellera Biologics, Inc 34,665
2,783 * Absci Corp 5,844
2,077 * Acadia Pharmaceuticals, Inc 33,066
997 * Aclaris Therapeutics, Inc 15,703
993 * Adagio Therapeutics, Inc 1,489
2,888 * Adaptive Biotechnologies Corp 22,064
441 * Adicet Bio, Inc 3,943
3,230 * ADMA Biologics, Inc 12,532
190 *,e Aerovate Therapeutics, Inc 5,567
1,962 * Affimed NV 2,433
4,738 * Agenus, Inc 11,371
5,154 Agilent Technologies, Inc 771,296
1,081 * Agios Pharmaceuticals, Inc 30,354
423 * Akero Therapeutics, Inc 23,180
144 * Akoya Biosciences, Inc 1,378
275 * Albireo Pharma, Inc 5,943
1,021 * Alector, Inc 9,424
2,871 * Alkermes plc 75,019
1,319 *,e Allogene Therapeutics, Inc 8,297
1,033 * Allovir, Inc 5,299
2,045 * Alnylam Pharmaceuticals, Inc 485,994
1,057 * Alpha Teknova, Inc 5,961
725 * Alpine Immune Sciences, Inc 5,329
308 * ALX Oncology Holdings, Inc 3,471
9,103 Amgen, Inc 2,390,812
4,499 * Amicus Therapeutics, Inc 54,933
2,013 * Amneal Pharmaceuticals, Inc 4,006
552 * Amphastar Pharmaceuticals, Inc 15,467
760 * Amylyx Pharmaceuticals, Inc 28,082
305 * AnaptysBio, Inc 9,452
1,126 *,e Anavex Life Sciences Corp 10,427
121 * ANI Pharmaceuticals, Inc 4,868
216 * Anika Therapeutics, Inc 6,394
1,504 * Apellis Pharmaceuticals, Inc 77,772
1,513 *,e Arbutus Biopharma Corp 3,525
503 * Arcellx, Inc 15,583
607 * Arcturus Therapeutics Holdings, Inc 10,295
799 * Arcus Biosciences, Inc 16,523
576 * Arcutis Biotherapeutics, Inc 8,525
1,723 * Arrowhead Pharmaceuticals Inc 69,885
807 * Arvinas, Inc 27,607
2,291 * Atara Biotherapeutics, Inc 7,514
1,067 * Atea Pharmaceuticals, Inc 5,132
550 * Athira Pharma, Inc 1,743
338 * Aura Biosciences, Inc 3,549
2,219 * Aurinia Pharmaceuticals, Inc 9,586
9,898 * Avantor, Inc 208,749
989 * Avid Bioservices, Inc 13,619
1,080 * Avidity Biosciences, Inc 23,965

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
533 *,e Axsome Therapeutics, Inc $ 41,110
1,068 * Beam Therapeutics, Inc 41,769
3,096 * Berkeley Lights, Inc 8,297
2,996 * BioCryst Pharmaceuticals, Inc 34,394
2,494 * Biogen, Inc 690,638
958 * Biohaven Ltd 13,297
3,188 * BioMarin Pharmaceutical, Inc 329,926
4,860 *,e Bionano Genomics, Inc 7,096
379 * Bio-Rad Laboratories, Inc (Class A) 159,366
2,628 Bio-Techne Corp 217,809
830 *,e Bioxcel Therapeutics Inc 17,828
1,786 * Bluebird Bio, Inc 12,359
957 * Blueprint Medicines Corp 41,926
2,146 * Bridgebio Pharma, Inc 16,353
36,319 Bristol-Myers Squibb Co 2,613,152
1,252 * Brooks Automation, Inc 72,891
1,736 Bruker BioSciences Corp 118,656
647 * C4 Therapeutics, Inc 3,817
679 * Cara Therapeutics, Inc 7,292
831 * CareDx, Inc 9,482
983 * Caribou Biosciences, Inc 6,173
656 *,e Cassava Sciences, Inc 19,378
2,822 * Catalent, Inc 127,018
2,132 * Catalyst Pharmaceuticals, Inc 39,655
777 * Celldex Therapeutics, Inc 34,631
3,361 * Celularity, Inc 4,336
397 * Century Therapeutics, Inc 2,037
887 * Cerevel Therapeutics Holdings, Inc 27,976
837 * Charles River Laboratories International, Inc 182,382
1,268 * Chimerix, Inc 2,358
854 * Chinook Therapeutics, Inc 22,375
540 * CinCor Pharma, Inc 6,637
970 * Codexis, Inc 4,520
1,087 * Cogent Biosciences, Inc 12,566
1,104 * Coherus Biosciences, Inc 8,744
773 * Collegium Pharmaceutical, Inc 17,934
1,611 * Corcept Therapeutics, Inc 32,719
899 * Crinetics Pharmaceuticals, Inc 16,452
670 * CryoPort, Inc 11,624
1,556 * CTI BioPharma Corp 9,352
427 * Cullinan Oncology, Inc 4,505
1,861 * Cytek Biosciences, Inc 19,001
1,352 * Cytokinetics, Inc 61,949
10,990 Danaher Corp 2,916,966
386 * Day One Biopharmaceuticals, Inc 8,307
610 * Deciphera Pharmaceuticals, Inc 9,998
1,553 * Denali Therapeutics, Inc 43,189
578 * Design Therapeutics, Inc 5,930
487 * DICE Therapeutics, Inc 15,194
1,903 * Dynavax Technologies Corp 20,248
549 * Dyne Therapeutics, Inc 6,363
122 * Eagle Pharmaceuticals, Inc 3,566
648 * Edgewise Therapeutics, Inc 5,793
1,580 *,e Editas Medicine, Inc 14,015
7,744 * Elanco Animal Health, Inc 94,632
14,377 Eli Lilly & Co 5,259,682
788 * Emergent Biosolutions, Inc 9,306
301 * Enanta Pharmaceuticals, Inc 14,003
3,473 * Enochian Biosciences Inc 3,577
3,398 * EQRx, Inc 8,359
1,213 * Erasca, Inc 5,228

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,139 * Esperion Thereapeutics, Inc $ 7,096
533 * Evolus, Inc 4,003
2,917 * Exact Sciences Corp 144,421
5,221 * Exelixis, Inc 83,745
2,708 *,e EyePoint Pharmaceuticals, Inc 9,478
1,343 * Fate Therapeutics, Inc 13,551
1,457 * FibroGen, Inc 23,341
410 * Foghorn Therapeutics, Inc 2,616
1,213 * Fulcrum Therapeutics, Inc 8,831
744 * Generation Bio Co 2,924
6,579 * Geron Corp 15,921
21,416 Gilead Sciences, Inc 1,838,564
3,013 * GreenLight Biosciences Holdings PBC 3,555
2,341 * Halozyme Therapeutics, Inc 133,203
405 * Harmony Biosciences Holdings, Inc 22,315
2,898 *,e Heron Therapeutics, Inc 7,245
256 * HilleVax, Inc 4,283
3,709 * Horizon Therapeutics Plc 422,084
1,440 * Humacyte, Inc 3,038
735 * Icosavax, Inc 5,836
482 * Ideaya Biosciences, Inc 8,758
344 * IGM Biosciences, Inc 5,851
2,643 * Illumina, Inc 534,415
463 * Imago Biosciences, Inc 16,645
2,150 *,e ImmunityBio, Inc 10,900
3,250 * Immunogen, Inc 16,120
609 * Immunovant, Inc 10,810
3,159 * Incyte Corp 253,731
477 * Inhibrx, Inc 11,753
1,186 * Innoviva, Inc 15,714
5,855 * Inovio Pharmaceuticals, Inc 9,134
1,917 * Insmed, Inc 38,302
1,347 * Intellia Therapeutics, Inc 46,997
554 * Intercept Pharmaceuticals, Inc 6,853
1,517 * Intra-Cellular Therapies, Inc 80,280
2,335 * Ionis Pharmaceuticals, Inc 88,193
2,420 * Iovance Biotherapeutics, Inc 15,464
3,230 * IQVIA Holdings, Inc 661,795
2,421 * Ironwood Pharmaceuticals, Inc 29,996
343 * iTeos Therapeutics, Inc 6,699
1,903 * IVERIC bio, Inc 40,743
205 * Janux Therapeutics, Inc 2,700
1,000 * Jazz Pharmaceuticals plc 159,310
44,932 Johnson & Johnson 7,937,238
9,767 * Jounce Therapeutics, Inc 10,841
390 * KalVista Pharmaceuticals Inc 2,636
499 * Karuna Therapeutics, Inc 98,053
1,306 * Karyopharm Therapeutics, Inc 4,440
226 * Keros Therapeutics, Inc 10,853
1,049 * Kezar Life Sciences, Inc 7,385
561 * Kiniksa Pharmaceuticals Ltd 8,404
863 *,e Kinnate Biopharma, Inc 5,264
557 * Kodiak Sciences, Inc 3,988
3,600 * Kronos Bio, Inc 5,832
313 * Krystal Biotech Inc 24,796
1,038 * Kura Oncology, Inc 12,882
584 * Kymera Therapeutics, Inc 14,577
1,227 * Lexicon Pharmaceuticals, Inc 2,344
305 * Ligand Pharmaceuticals, Inc (Class B) 20,374
933 *,e Liquidia Corp 5,943
2,962 * Lyell Immunopharma, Inc 10,278

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
985 * MacroGenics, Inc $ 6,609
253 * Madrigal Pharmaceuticals, Inc 73,433
4,140 *,e MannKind Corp 21,818
1,760 * Maravai LifeSciences Holdings, Inc 25,186
1,600 * MaxCyte, Inc 8,736
494 * Medpace Holdings, Inc 104,931
2,224 * MeiraGTx Holdings plc 14,500
43,154 Merck & Co, Inc 4,787,936
1,159 * Mersana Therapeutics, Inc 6,792
386 * Mettler-Toledo International, Inc 557,944
1,942 * MiMedx Group, Inc 5,399
707 * Mirati Therapeutics, Inc 32,034
270 * Mirum Pharmaceuticals, Inc 5,265
5,772 * Moderna, Inc 1,036,767
579 * Monte Rosa Therapeutics, Inc 4,406
337 * Morphic Holding, Inc 9,015
1,296 * Myriad Genetics, Inc 18,805
1,492 * NanoString Technologies, Inc 11,891
1,394 * Natera, Inc 55,997
3,933 *,e Nautilus Biotechnology, Inc 7,079
3,021 * Nektar Therapeutics 6,827
1,811 * NeoGenomics, Inc 16,734
1,620 * Neurocrine Biosciences, Inc 193,493
653 * NGM Biopharmaceuticals Inc 3,278
1,017 * Nkarta, Inc 6,092
1,714 *,e Novavax, Inc 17,620
774 * Nurix Therapeutics, Inc 8,499
252 * Nuvalent, Inc 7,505
4,693 * Nuvation Bio, Inc 9,011
5,389 * Ocugen, Inc 7,006
1,191 * Ocular Therapeutix, Inc 3,347
115 *,† Omniab, Inc 0
115 *,† Omniab, Inc 0
1,494 * OmniAb, Inc 5,378
1,082 * Organogenesis Holdings Inc 2,911
4,364 Organon & Co 121,887
1,649 *,e Outlook Therapeutics, Inc 1,781
3,873 * Pacific Biosciences of California, Inc 31,681
686 * Pacira BioSciences Inc 26,486
7,070 * Pardes Biosciences, Inc 11,948
2,112 PerkinElmer, Inc 296,145
2,396 Perrigo Co plc 81,680
96,323 Pfizer, Inc 4,935,591
326 *,e Phathom Pharmaceuticals, Inc 3,658
293 Phibro Animal Health Corp 3,929
437 * PMV Pharmaceuticals, Inc 3,802
1,279 * Point Biopharma Global, Inc 9,324
590 * Praxis Precision Medicines, Inc 1,404
4,045 * Precigen, Inc 6,148
817 * Prestige Consumer Healthcare, Inc. 51,144
549 * Prometheus Biosciences, Inc 60,390
709 * Protagonist Therapeutics, Inc 7,735
594 * Prothena Corp plc 35,788
1,036 *,e Provention Bio, Inc 10,951
1,091 * PTC Therapeutics, Inc 41,643
3,971 * QIAGEN NV 198,034
537 * Quanterix Corp 7,437
4,583 *,e Quantum-Si, Inc 8,387
734 * Rallybio Corp 4,822
468 * RAPT Therapeutics, Inc 9,266
446 *,e Reata Pharmaceuticals, Inc 16,944

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,378 * Recursion Pharmaceuticals, Inc $ 18,334
1,760 * Regeneron Pharmaceuticals, Inc 1,269,822
696 * REGENXBIO, Inc 15,785
1,314 * Relay Therapeutics, Inc 19,631
488 * Relmada Therapeutics, Inc 1,703
918 * Repligen Corp 155,427
560 * Replimune Group, Inc 15,232
1,100 * Revance Therapeutics, Inc 20,306
1,022 * REVOLUTION Medicines, Inc 24,344
5,399 * Rigel Pharmaceuticals, Inc 8,098
870 * Rocket Pharmaceuticals, Inc 17,026
6,056 Royalty Pharma plc 239,333
944 * Sage Therapeutics, Inc 36,004
2,743 *,e Sana Biotechnology, Inc 10,835
1,935 * Sangamo Therapeutics Inc 6,076
1,378 * Sarepta Therapeutics, Inc 178,561
6,435 * Science 37 Holdings, Inc 2,672
2,283 * Seagen, Inc 293,388
1,737 * Seer, Inc 10,075
1,730 * Seres Therapeutics, Inc 9,688
842 SIGA Technologies, Inc 6,197
4,694 *,e Singular Genomics Systems, Inc 9,435
5,548 * SomaLogic, Inc 13,925
14,002 * Sorrento Therapeutics, Inc 12,406
1,436 * Sotera Health Co 11,962
574 * SpringWorks Therapeutics, Inc 14,930
622 * Stoke Therapeutics, Inc 5,741
725 * Supernus Pharmaceuticals, Inc 25,861
730 * Sutro Biopharma, Inc 5,898
747 * Syndax Pharmaceuticals, Inc 19,011
1,682 * Syneos Health, Inc 61,696
905 * Tango Therapeutics, Inc 6,561
356 * Tarsus Pharmaceuticals, Inc 5,219
2,971 * Tenaya Therapeutics, Inc 5,972
2,508 * TG Therapeutics, Inc 29,670
1,031 *,e Theravance Biopharma, Inc 11,568
6,677 Thermo Fisher Scientific, Inc 3,676,957
825 * Theseus Pharmaceuticals, Inc 4,108
940 * Travere Therapeutics, Inc 19,768
941 * Twist Bioscience Corp 22,405
356 * Tyra Biosciences, Inc 2,706
1,092 * Ultragenyx Pharmaceutical, Inc 50,592
751 * United Therapeutics Corp 208,846
819 * Vanda Pharmaceuticals, Inc 6,052
8,156 * Vaxart Inc 7,837
1,024 * Vaxcyte, Inc 49,101
19,573 *,e VBI Vaccines, Inc 7,655
383 * Ventyx Biosciences, Inc 12,559
147 *,e Vera Therapeutics, Inc 2,844
1,155 * Veracyte, Inc 27,408
796 * Vericel Corp 20,967
4,342 * Vertex Pharmaceuticals, Inc 1,253,883
855 * Verve Therapeutics, Inc 16,544
20,481 Viatris, Inc 227,954
1,193 * Vir Biotechnology, Inc 30,195
609 * Viridian Therapeutics, Inc 17,789
3,518 * VistaGen Therapeutics, Inc 362
1,029 * Waters Corp 352,515
1,278 West Pharmaceutical Services, Inc 300,777
962 * Xencor, Inc 25,050
5,029 * Xeris Biopharma Holdings, Inc 6,689

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
616 * Y-mAbs Therapeutics, Inc $ 3,006
788 * Zentalis Pharmaceuticals, Inc 15,870
8,074 Zoetis, Inc 1,183,245
966 *,† Zogenix, Inc 657
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 59,370,891
REAL ESTATE - 3 .2%
1,492 Acadia Realty Trust 21,410
1,175 Agree Realty Corp 83,343
1,021 Alexander & Baldwin, Inc 19,123
57 Alexander's, Inc 12,543
2,778 Alexandria Real Estate Equities, Inc 404,671
714 American Assets Trust, Inc 18,921
1,878 American Finance Trust, Inc 11,137
4,773 American Homes 4 Rent 143,858
7,882 American Tower Corp 1,669,881
4,437 Americold Realty Trust 125,611
2,744 Apartment Income REIT Corp 94,147
1,848 Apartment Investment and Management Co 13,158
4,063 Apple Hospitality REIT, Inc 64,114
1,769 Armada Hoffler Properties, Inc 20,343
888 * Ashford Hospitality Trust, Inc 3,969
2,397 AvalonBay Communities, Inc 387,163
53 * Bluerock Homes Trust, Inc 1,129
2,732 Boston Properties, Inc 184,629
1,429 BraeMar Hotels & Resorts, Inc 5,873
2,649 Brandywine Realty Trust 16,291
5,352 Brixmor Property Group, Inc 121,330
2,559 Broadstone Net Lease, Inc 41,481
572 Brt Realty Trust 11,234
1,599 Camden Property Trust 178,896
1,679 CareTrust REIT, Inc 31,196
493 CBL & Associates Properties, Inc 11,378
5,555 CBRE Group, Inc 427,513
275 Centerspace 16,134
919 Chatham Lodging Trust 11,276
707 City Office REIT, Inc 5,925
588 Clipper Realty, Inc 3,763
544 Community Healthcare Trust, Inc 19,475
8,339 * Compass, Inc 19,430
2,132 Corporate Office Properties Trust 55,304
2,578 Cousins Properties, Inc 65,198
7,329 Crown Castle International Corp 994,106
273 CTO Realty Growth, Inc 4,990
3,658 CubeSmart 147,235
2,415 * Cushman & Wakefield plc 30,091
3,453 DiamondRock Hospitality Co 28,280
4,847 Digital Realty Trust, Inc 486,009
15,695 Diversified Healthcare Trust 10,152
11,066 * Doma Holdings, Inc 5,012
1,341 Douglas Elliman, Inc 5,458
2,632 Douglas Emmett, Inc 41,270
1,427 Easterly Government Properties, Inc 20,363
673 EastGroup Properties, Inc 99,644
3,012 Empire State Realty Trust, Inc 20,301
1,375 EPR Properties 51,865
1,553 Equinix, Inc 1,017,262
1,868 Equity Commonwealth 46,644
3,060 Equity Lifestyle Properties, Inc 197,676
6,436 Equity Residential 379,724
1,947 Essential Properties Realty Trust, Inc 45,696

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
1,143 Essex Property Trust, Inc $ 242,225
1,235 e eXp World Holdings Inc 13,684
2,226 Extra Space Storage, Inc 327,623
729 Farmland Partners, Inc 9,083
1,347 Federal Realty Investment Trust 136,101
1,998 First Industrial Realty Trust, Inc 96,423
240 * Forestar Group, Inc 3,698
1,235 Four Corners Property Trust, Inc 32,024
1,621 Franklin Street Properties Corp 4,425
102 * FRP Holdings, Inc 5,494
3,874 Gaming and Leisure Properties, Inc 201,797
763 Getty Realty Corp 25,828
475 Gladstone Commercial Corp 8,788
687 Gladstone Land Corp 12,606
1,151 Global Medical REIT, Inc 10,911
1,848 Global Net Lease, Inc 23,229
6,024 Healthcare Realty Trust, Inc 116,082
9,296 Healthpeak Properties Inc 233,051
697 Hersha Hospitality Trust 5,938
1,796 Highwoods Properties, Inc 50,252
12,302 Host Hotels and Resorts, Inc 197,447
692 * Howard Hughes Corp 52,883
2,438 Hudson Pacific Properties 23,722
3,525 Independence Realty Trust, Inc 59,432
50 Indus Realty Trust, Inc 3,175
1,471 Industrial Logistics Properties Trust 4,810
439 Innovative Industrial Properties, Inc 44,493
1,002 InvenTrust Properties Corp 23,717
10,054 Invitation Homes, Inc 298,001
4,939 Iron Mountain, Inc 246,209
1,070 iStar Inc 8,164
2,053 JBG SMITH Properties 38,966
843 * Jones Lang LaSalle, Inc 134,349
2,137 Kennedy-Wilson Holdings, Inc 33,615
1,970 Kilroy Realty Corp 76,180
10,503 Kimco Realty Corp 222,454
3,663 Kite Realty Group Trust 77,106
1,519 Lamar Advertising Co 143,394
5,428 Lexington Realty Trust 54,389
1,362 Life Storage, Inc 134,157
917 LTC Properties, Inc 32,581
3,615 Macerich Co 40,705
1,437 * Mack-Cali Realty Corp 22,891
406 Marcus & Millichap, Inc 13,987
9,560 Medical Properties Trust, Inc 106,498
1,928 Mid-America Apartment Communities, Inc 302,677
885 National Health Investors, Inc 46,215
3,390 National Retail Properties, Inc 155,126
1,216 National Storage Affiliates Trust 43,922
652 NETSTREIT Corp 11,951
2,520 Newmark Group, Inc 20,084
478 NexPoint Residential Trust, Inc 20,803
965 Office Properties Income Trust 12,883
3,987 Omega Healthcare Investors, Inc 111,437
254 One Liberty Properties, Inc 5,644
13,458 *,e Opendoor Technologies, Inc 15,611
914 Orion Office REIT, Inc 7,806
2,712 Outfront Media, Inc 44,965
3,099 Paramount Group, Inc 18,408
4,260 Park Hotels & Resorts, Inc 50,225
2,135 Pebblebrook Hotel Trust 28,588

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
1,776 Phillips Edison & Co, Inc $ 56,548
3,336 Physicians Realty Trust 48,272
2,219 Piedmont Office Realty Trust, Inc 20,348
445 Plymouth Industrial REIT, Inc 8,535
255 Postal Realty Trust, Inc 3,705
1,459 PotlatchDeltic Corp 64,181
15,794 Prologis, Inc 1,780,458
2,624 Public Storage, Inc 735,219
2,525 Rayonier, Inc 83,224
349 Re/Max Holdings, Inc 6,505
2,208 * Realogy Holdings Corp 14,109
10,335 Realty Income Corp 655,549
3,259 *,e Redfin Corp 13,818
2,945 Regency Centers Corp 184,063
2,533 Retail Opportunities Investment Corp 38,071
2,722 Rexford Industrial Realty, Inc 148,730
3,244 RLJ Lodging Trust 34,354
497 RMR Group, Inc 14,040
1,201 RPT Realty 12,058
875 Ryman Hospitality Properties 71,558
3,697 Sabra Healthcare REIT, Inc 45,954
400 Safehold, Inc 11,448
370 Saul Centers, Inc 15,052
1,869 SBA Communications Corp 523,899
3,197 Service Properties Trust 23,306
5,663 Simon Property Group, Inc 665,289
2,580 SITE Centers Corp 35,243
1,292 SL Green Realty Corp 43,566
2,053 Spirit Realty Capital, Inc 81,976
747 St. Joe Co 28,872
2,713 STAG Industrial, Inc 87,657
3,908 STORE Capital Corp 125,290
152 Stratus Properties, Inc 2,932
2,137 Summit Hotel Properties, Inc 15,429
1,974 Sun Communities, Inc 282,282
4,344 Sunstone Hotel Investors, Inc 41,963
1,735 Tanger Factory Outlet Centers, Inc 31,126
268 * Tejon Ranch Co 5,049
1,413 Terreno Realty Corp 80,357
52 * Transcontinental Realty Investors, Inc 2,297
5,209 UDR, Inc 201,745
567 UMH Properties, Inc 9,129
3,661 Uniti Group, Inc 20,245
198 Universal Health Realty Income Trust 9,451
2,537 Urban Edge Properties 35,746
1,302 Urstadt Biddle Properties, Inc (Class A) 24,673
6,969 Ventas, Inc 313,953
16,059 VICI Properties, Inc 520,312
3,062 Vornado Realty Trust 63,720
1,848 Washington REIT 32,894
7,780 Welltower, Inc 509,979
6,777 *,e WeWork, Inc 9,691
12,934 Weyerhaeuser Co 400,954
550 Whitestone REIT 5,302
3,203 WP Carey, Inc 250,314
2,302 Xenia Hotels & Resorts, Inc 30,340
1,056 * Zillow Group, Inc (Class A) 32,958
2,878 * Zillow Group, Inc (Class C) 92,700
TOTAL REAL ESTATE 21,207,995

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING - 5 .1%
426 * 1-800-FLOWERS.COM, Inc (Class A) $ 4,073
591 * 1stdibs.com, Inc 3,002
667 Aaron's Co, Inc 7,971
912 * Abercrombie & Fitch Co (Class A) 20,894
1,229 Academy Sports & Outdoors, Inc 64,572
1,052 Advance Auto Parts, Inc 154,676
151,950 * Amazon.com, Inc 12,763,800
2,547 American Eagle Outfitters, Inc 35,556
122 * America's Car-Mart, Inc 8,816
1,783 Arko Corp 15,441
346 * Asbury Automotive Group, Inc 62,021
671 * Autonation, Inc 71,998
333 * AutoZone, Inc 821,238
1,577 * BARK, Inc 2,350
4,095 Bath & Body Works, Inc 172,563
1,949 *,e Bed Bath & Beyond, Inc 4,892
3,440 Best Buy Co, Inc 275,922
365 e Big 5 Sporting Goods Corp 3,223
638 Big Lots, Inc 9,379
455 * Boot Barn Holdings, Inc 28,447
526 Buckle, Inc 23,854
200 * Build-A-Bear Workshop, Inc 4,768
1,130 * Burlington Stores, Inc 229,119
331 Caleres, Inc 7,375
670 Camping World Holdings, Inc 14,954
2,760 * CarMax, Inc 168,056
961 * CarParts.com, Inc 6,016
368 Cato Corp (Class A) 3,433
2,088 * Chico's FAS, Inc 10,273
288 * Children's Place, Inc 10,489
207 * Citi Trends, Inc 5,481
291 * Conn's, Inc 2,002
508 * Container Store Group, Inc 2,189
14,344 * ContextLogic, Inc 6,996
892 Designer Brands, Inc 8,724
919 * Destination XL Group, Inc 6,203
954 Dick's Sporting Goods, Inc 114,757
77 e Dillard's, Inc (Class A) 24,886
3,897 Dollar General Corp 959,636
3,623 * Dollar Tree, Inc 512,437
4,249 * DoorDash, Inc 207,436
144 * Duluth Holdings, Inc 890
9,663 eBay, Inc 400,725
2,188 * Etsy, Inc 262,079
1,112 *,e EVgo, Inc 4,971
961 * Express Parent LLC 980
969 * Five Below, Inc 171,387
1,672 * Floor & Decor Holdings, Inc 116,421
1,404 Foot Locker, Inc 53,057
429 e Franchise Group, Inc 10,219
389 *,e Funko, Inc 4,244
4,552 *,e GameStop Corp (Class A) 84,030
3,094 Gap, Inc 34,900
127 * Genesco, Inc 5,845
2,363 Genuine Parts Co 410,004
228 Group 1 Automotive, Inc 41,124
354 *,e Groupon, Inc 3,037
934 * GrowGeneration Corp 3,661
194 Guess?, Inc 4,014
286 Haverty Furniture Cos, Inc 8,551
269 Hibbett Sports, Inc 18,351

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
17,613 Home Depot, Inc $ 5,563,242
2,193 Kohl's Corp 55,373
221 * Lands' End, Inc 1,677
2,409 * Leslie's, Inc 29,414
484 * Liquidity Services, Inc 6,805
472 Lithia Motors, Inc (Class A) 96,637
4,343 LKQ Corp 231,960
10,763 Lowe's Companies, Inc 2,144,420
442 * Lumber Liquidators, Inc 2,484
4,862 Macy's, Inc 100,400
389 * MarineMax, Inc 12,145
566 Monro Muffler, Inc 25,583
343 Murphy USA, Inc 95,882
1,406 * National Vision Holdings, Inc 54,497
1,826 e Nordstrom, Inc 29,472
740 * ODP Corp 33,700
1,041 * Ollie's Bargain Outlet Holdings, Inc 48,760
180 * OneWater Marine, Inc 5,148
1,062 * O'Reilly Automotive, Inc 896,360
752 * Overstock.com, Inc 14,559
512 Penske Auto Group, Inc 58,844
1,122 * Petco Health & Wellness Co, Inc 10,637
306 e PetMed Express, Inc 5,416
667 Pool Corp 201,654
815 * Poshmark, Inc 14,572
1,517 * Quotient Technology, Inc 5,203
6,780 * Qurate Retail Group, Inc QVC Group 11,051
1,063 *,e Rent the Runway, Inc 3,242
1,084 Rent-A-Center, Inc 24,444
610 *,e Revolve Group, Inc 13,579
318 * RH 84,966
5,850 Ross Stores, Inc 679,010
2,062 * Sally Beauty Holdings, Inc 25,816
406 Shoe Carnival, Inc 9,707
366 Shutterstock, Inc 19,296
819 Signet Jewelers Ltd 55,692
441 * Sleep Number Corp 11,457
455 Sonic Automotive, Inc (Class A) 22,418
689 * Sportsman's Warehouse Holdings, Inc 6,484
1,508 * Stitch Fix Inc 4,690
7,871 Target Corp 1,173,094
1,347 *,e ThredUp, Inc 1,765
297 * Tilly's, Inc 2,688
19,929 TJX Companies, Inc 1,586,348
1,905 Tractor Supply Co 428,568
232 * TravelCenters of America, Inc 10,389
859 * Ulta Beauty, Inc 402,931
1,237 * Urban Outfitters, Inc 29,502
1,365 * Victoria's Secret & Co 48,840
448 *,e Vivid Seats, Inc 3,270
2,078 * Volta, Inc 739
1,287 * Warby Parker, Inc 17,362
1,297 *,e Wayfair, Inc 42,658
1,203 Williams-Sonoma, Inc 138,249
37 Winmark Corp 8,726
576 * Xometry, Inc 18,564
314 * Zumiez, Inc 6,826
TOTAL RETAILING 33,135,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .5%
759 * ACM Research, Inc 5,852

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
27,549 * Advanced Micro Devices, Inc $ 1,784,349
932 * Allegro MicroSystems, Inc 27,979
302 * Alpha & Omega Semiconductor Ltd 8,628
567 * Ambarella, Inc 46,624
1,455 Amkor Technology, Inc 34,891
8,887 Analog Devices, Inc 1,457,735
14,847 Applied Materials, Inc 1,445,801
320 *,e Atomera, Inc 1,990
510 * Axcelis Technologies, Inc 40,474
582 * AXT, Inc 2,549
6,747 Broadcom, Inc 3,772,450
333 * Ceva, Inc 8,518
1,003 * Cirrus Logic, Inc 74,703
2,152 * Coherent Corp 75,535
772 * Cohu, Inc 24,743
1,608 *,e Credo Technology Group Holding Ltd 21,402
836 * Diodes, Inc 63,653
2,241 * Enphase Energy, Inc 593,775
2,553 Entegris, Inc 167,451
1,763 * First Solar, Inc 264,080
1,150 * Formfactor, Inc 25,564
991 *,e GLOBALFOUNDRIES, Inc 53,405
434 * Ichor Holdings Ltd 11,640
346 * Impinj, Inc 37,776
1,578 * indie Semiconductor, Inc 9,200
69,354 Intel Corp 1,833,026
2,431 KLA Corp 916,560
970 Kulicke & Soffa Industries, Inc 42,932
2,339 Lam Research Corp 983,082
2,478 * Lattice Semiconductor Corp 160,773
799 * MACOM Technology Solutions Holdings, Inc 50,321
14,438 Marvell Technology, Inc 534,783
1,137 * MaxLinear, Inc 38,601
9,072 Microchip Technology, Inc 637,308
18,823 Micron Technology, Inc 940,774
1,013 MKS Instruments, Inc 85,831
785 Monolithic Power Systems, Inc 277,584
943 * Nanometrics, Inc 64,209
41,096 NVIDIA Corp 6,005,769
7,472 * ON Semiconductor Corp 466,029
409 * PDF Solutions, Inc 11,665
1,020 * Photronics, Inc 17,167
990 Power Integrations, Inc 71,003
1,887 * Qorvo, Inc 171,038
19,108 QUALCOMM, Inc 2,100,734
2,225 * Rambus, Inc 79,699
463 * Rigetti Computing, Inc 338
1,200 * Semtech Corp 34,428
653 * Silicon Laboratories, Inc 88,592
272 * SiTime Corp 27,641
106 * SkyWater Technology, Inc 754
2,765 Skyworks Solutions, Inc 251,974
592 * SMART Global Holdings, Inc 8,809
1,332 * SunPower Corp 24,016
653 * Synaptics, Inc 62,139
2,737 Teradyne, Inc 239,077
15,698 Texas Instruments, Inc 2,593,624
398 * Transphorm, Inc 2,165
789 * Ultra Clean Holdings 26,155
754 Universal Display Corp 81,462
729 * Veeco Instruments, Inc 13,545

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
1,949 * Wolfspeed, Inc $ 134,559
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 29,138,933
SOFTWARE & SERVICES - 12 .8%
1,702 *,e 8x8, Inc 7,353
978 A10 Networks, Inc 16,264
10,813 Accenture plc 2,885,341
2,058 * ACI Worldwide, Inc 47,334
1,587 Adeia, Inc 15,045
8,033 * Adobe, Inc 2,703,345
3,788 *,e Affirm Holdings, Inc 36,630
400 * Agilysys, Inc 31,656
2,729 * Akamai Technologies, Inc 230,055
790 * Alarm.com Holdings, Inc 39,089
641 * Alkami Technology, Inc 9,352
708 * Altair Engineering, Inc 32,193
994 * Alteryx, Inc 50,366
2,168 Amdocs Ltd 197,071
370 American Software, Inc (Class A) 5,432
894 *,e Amplitude, Inc 10,800
1,525 * Ansys, Inc 368,425
306 * Appfolio, Inc 32,246
674 * Appian Corp 21,945
3,826 *,e AppLovin Corp 40,288
350 * Arteris, Inc 1,505
1,244 * Asana, Inc 17,130
492 * Aspen Technology, Inc 101,057
2,365 * Atlassian Corp 304,328
3,745 * Autodesk, Inc 699,828
7,121 Automatic Data Processing, Inc 1,700,922
2,036 * AvePoint, Inc 8,368
2,445 * AvidXchange Holdings, Inc 24,303
527 * Benefitfocus, Inc 5,512
2,759 Bentley Systems, Inc 101,973
1,087 * BigCommerce Holdings, Inc 9,500
1,647 * Bill.Com Holdings, Inc 179,457
2,568 * Black Knight, Inc 158,574
919 * Blackbaud, Inc 54,092
875 * Blackline, Inc 58,861
6,533 * Blend Labs, Inc 9,408
8,961 * Block, Inc 563,109
2,369 * Box, Inc 73,747
829 Bread Financial Holdings, Inc 31,220
653 * Brightcove, Inc 3,415
1,981 Broadridge Financial Solutions, Inc 265,712
1,024 * C3.ai, Inc 11,459
4,697 * Cadence Design Systems, Inc 754,526
923 * Cantaloupe, Inc 4,015
222 Cass Information Systems, Inc 10,172
2,611 * CCC Intelligent Solutions Holdings, Inc 22,716
810 * Cerberus Cyber Sentinel Corp 2,065
664 * Cerence Inc 12,304
2,180 * Ceridian HCM Holding, Inc 139,847
8,723 *,e Cipher Mining, Inc 4,885
600 *,e Cleanspark, Inc 1,224
1,045 Clear Secure, Inc 28,664
4,715 * Cloudflare, Inc 213,165
8,916 Cognizant Technology Solutions Corp (Class A) 509,906
679 * Commvault Systems, Inc 42,668
752 Concentrix Corp 100,136
3,045 * Conduent, Inc 12,332

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,093 * Confluent, Inc $ 46,548
265 * Consensus Cloud Solutions, Inc 14,246
485 * Couchbase, Inc 6,431
1,237 * Coupa Software, Inc 97,933
3,558 * Crowdstrike Holdings, Inc 374,622
430 * CS Disco, Inc 2,718
520 CSG Systems International, Inc 29,744
1,339 * Cvent Holding Corp 7,231
609 * Cyxtera Technologies, Inc 1,169
4,505 * Datadog, Inc 331,117
348 *,e Digimarc Corp 6,435
1,549 * Digital Turbine, Inc 23,607
1,273 *,e DigitalOcean Holdings, Inc 32,423
3,281 * DocuSign, Inc 181,833
1,151 Dolby Laboratories, Inc (Class A) 81,192
549 * Domo, Inc 7,818
1,002 * DoubleVerify Holdings, Inc 22,004
5,083 * Dropbox, Inc 113,758
1,275 * Duck Creek Technologies, Inc 15,364
4,238 * DXC Technology Co 112,307
3,263 * Dynatrace, Inc 124,973
3,144 * E2open Parent Holdings, Inc 18,455
387 e Ebix, Inc 7,725
543 * eGain Corp 4,903
1,268 * Elastic NV 65,302
349 * Enfusion, Inc 3,375
562 * EngageSmart, Inc 9,891
884 * Envestnet, Inc 54,543
940 * EPAM Systems, Inc 308,076
849 * Euronet Worldwide, Inc 80,129
638 * Everbridge, Inc 18,872
472 * EverCommerce, Inc 3,512
941 EVERTEC, Inc 30,470
774 * Evo Payments, Inc 26,192
511 * ExlService Holdings, Inc 86,579
439 * Fair Isaac Corp 262,777
1,817 * Fastly, Inc 14,881
10,411 Fidelity National Information Services, Inc 706,386
10,184 * Fiserv, Inc 1,029,297
1,139 * Five9, Inc 77,293
1,300 * FleetCor Technologies, Inc 238,784
1,015 * Flywire Corp 24,837
503 *,e ForgeRock, Inc 11,453
11,265 * Fortinet, Inc 550,746
1,347 * Gartner, Inc 452,781
3,194 Genpact Ltd 147,946
4,712 Global Payments, Inc 467,996
671 * Globant S.A. 112,835
2,799 * GoDaddy, Inc 209,421
699 * Grid Dynamics Holdings, Inc 7,843
1,428 * Guidewire Software, Inc 89,336
450 Hackett Group, Inc 9,167
770 * HubSpot, Inc 222,630
280 * I3 Verticals, Inc 6,815
112 * IBEX Ltd 2,783
477 * Informatica, Inc 7,770
412 Information Services Group, Inc 1,895
227 * Instructure Holdings, Inc 5,321
291 * Intapp, Inc 7,258
539 InterDigital, Inc 26,670
15,297 International Business Machines Corp 2,155,194

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
339 * International Money Express Inc $ 8,261
4,677 Intuit, Inc 1,820,382
1,261 * IronNet, Inc 290
1,263 Jack Henry & Associates, Inc 221,732
1,086 * Jamf Holding Corp 23,132
1,353 * Kaleyra, Inc 1,022
1,215 * KnowBe4, Inc 30,108
3,094 * Kyndryl Holdings, Inc 34,405
7,481 *,e Latch, Inc 5,311
2,061 * Limelight Networks, Inc 2,329
1,374 * Liveperson, Inc 13,932
1,208 * LiveRamp Holdings, Inc 28,316
2,676 *,e LiveVox Holdings, Inc 7,948
1,102 * Manhattan Associates, Inc 133,783
1,642 *,e Marathon Digital Holdings, Inc 5,616
7,301 * Marqeta, Inc 44,609
14,651 Mastercard, Inc (Class A) 5,094,592
5,907 * Matterport, Inc 16,540
1,185 MAXIMUS, Inc 86,896
365 * MeridianLink, Inc 5,011
128,062 Microsoft Corp 30,711,829
157 *,e MicroStrategy, Inc (Class A) 22,226
781 * Mitek Systems, Inc 7,568
704 * Model N, Inc 28,554
1,365 * MoneyGram International, Inc 14,865
1,092 * MongoDB, Inc 214,949
1,055 * N-Able, Inc 10,845
1,156 * nCino OpCo, Inc 30,565
2,313 * NCR Corp 54,147
885 * New Relic, Inc 49,958
1,978 * NextNav, Inc 5,796
9,648 NortonLifelock, Inc 206,757
3,547 * Nutanix, Inc 92,399
2,511 * Okta, Inc 171,577
1,468 * Olo, Inc 9,175
710 * ON24, Inc 6,127
634 * OneSpan, Inc 7,094
25,840 Oracle Corp 2,112,162
1,327 * Pagerduty, Inc 35,245
30,694 * Palantir Technologies, Inc 197,055
4,989 * Palo Alto Networks, Inc 696,165
1,026 * Paya Holdings, Inc 8,075
5,432 Paychex, Inc 627,722
896 * Paycom Software, Inc 278,038
779 * Paycor HCM, Inc 19,062
665 * Paylocity Holding Corp 129,183
3,424 * Payoneer Global, Inc 18,729
19,779 * PayPal Holdings, Inc 1,408,660
652 *,e Paysafe Ltd 9,056
748 Pegasystems, Inc 25,612
509 * Perficient, Inc 35,543
203 PFSweb, Inc 1,248
1,155 * Procore Technologies, Inc 54,493
766 Progress Software Corp 38,645
671 * PROS Holdings, Inc 16,278
1,840 * PTC, Inc 220,874
877 * Q2 Holdings, Inc 23,565
667 * Qualys, Inc 74,857
738 * Rackspace Technology, Inc 2,177
930 * Rapid7, Inc 31,601
1,393 * Remitly Global, Inc 15,950

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,337 * Repay Holdings Corp $ 10,763
1,545 * Rimini Street, Inc 5,886
1,417 * RingCentral, Inc 50,162
2,728 *,e Riot Blockchain, Inc 9,248
1,821 Roper Technologies, Inc 786,836
5,391 * Sabre Corp 33,316
16,369 * Salesforce, Inc 2,170,366
433 Sapiens International Corp NV 8,002
96 * SecureWorks Corp 613
3,132 * SentinelOne, Inc 45,696
3,429 * ServiceNow, Inc 1,331,378
854 * Shift4 Payments, Inc 47,764
307 * ShotSpotter, Inc 10,386
2,057 * Smartsheet, Inc 80,964
5,219 * Snowflake, Inc 749,135
668 * SolarWinds Corp 6,252
2,799 * Splunk, Inc 240,966
904 * Sprout Social, Inc 51,040
599 * SPS Commerce, Inc 76,930
519 * Squarespace, Inc 11,506
3,873 SS&C Technologies Holdings, Inc 201,628
4,668 * StoneCo Ltd 44,066
1,401 * Sumo Logic, Inc 11,348
2,089 * SVMK, Inc 14,623
2,617 * Synopsys, Inc 835,582
904 * Telos Corp 4,601
1,778 * Tenable Holdings, Inc 67,831
1,844 * Teradata Corp 62,069
4,196 * Toast, Inc 75,654
7,448 * Trade Desk, Inc 333,894
369 TTEC Holdings, Inc 16,284
143 *,e Tucows, Inc 4,851
1,255 * Turing Holding Corp 12,788
2,852 * Twilio, Inc 139,634
718 * Tyler Technologies, Inc 231,490
6,303 * UiPath, Inc 80,111
1,098 * Unisys Corp 5,611
4,288 * Unity Software, Inc 122,594
395 * Upland Software, Inc 2,816
826 *,e UserTesting, Inc 6,203
1,710 * Varonis Systems, Inc 40,937
1,154 * Verint Systems, Inc 41,867
1,657 * VeriSign, Inc 340,414
988 * Veritone, Inc 5,236
2,291 * Verra Mobility Corp 31,685
187 * Viant Technology, Inc 752
28,071 Visa, Inc (Class A) 5,832,031
3,584 * VMware, Inc (Class A) 439,972
6,792 Western Union Co 93,526
739 * WEX, Inc 120,937
902 * Wix.com Ltd 69,301
1,259 * WM Technology, Inc 1,272
3,317 * Workday, Inc 555,034
767 * Workiva, Inc 64,405
1,753 * Yext, Inc 11,447
1,875 * Zeta Global Holdings Corp 15,319
4,272 * Zoom Video Communications, Inc 289,385
1,385 * Zscaler, Inc 154,982
1,687 * Zuora Inc 10,729
TOTAL SOFTWARE & SERVICES 83,652,706

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .9%
2,107 * 3D Systems Corp $ 15,592
380 * 908 Devices, Inc 2,896
806 ADTRAN Holdings, Inc 15,145
617 Advanced Energy Industries, Inc 52,926
1,957 * Aeva Technologies, Inc 2,662
3,969 * AEye, Inc 1,908
1,341 *,e Akoustis Technologies, Inc 3,782
10,075 Amphenol Corp (Class A) 767,111
257,631 Apple, Inc 33,473,996
4,063 * Arista Networks, Inc 493,045
1,538 * Arlo Technologies, Inc 5,398
1,135 * Arrow Electronics, Inc 118,687
170 * Aviat Networks, Inc 5,302
612 * Avid Technology, Inc 16,273
1,668 Avnet, Inc 69,355
438 Badger Meter, Inc 47,755
636 Belden CDT, Inc 45,728
773 Benchmark Electronics, Inc 20,631
909 * Calix, Inc 62,203
141 * Cambium Networks Corp 3,056
1,029 * Casa Systems, Inc 2,809
2,317 CDW Corp 413,770
2,665 * Ciena Corp 135,862
70,924 Cisco Systems, Inc 3,378,819
153 * Clearfield, Inc 14,403
2,887 Cognex Corp 136,007
3,317 * CommScope Holding Co, Inc 24,380
356 Comtech Telecommunications Corp 4,322
12,918 Corning, Inc 412,601
426 * Corsair Gaming, Inc 5,781
485 CTS Corp 19,119
4,541 Dell Technologies, Inc 182,639
400 * Digi International, Inc 14,620
284 * DZS, Inc 3,601
830 * Eastman Kodak Co 2,532
404 * ePlus, Inc 17,889
1,500 * Evolv Technologies Holdings, Inc 3,885
1,698 * Extreme Networks, Inc 31,090
1,062 * F5 Networks, Inc 152,408
683 * Fabrinet 87,574
288 * FARO Technologies, Inc 8,470
319 * Focus Universal, Inc 2,045
1,256 * Harmonic, Inc 16,454
22,442 Hewlett Packard Enterprise Co 358,174
17,965 HP, Inc 482,720
376 * Identiv, Inc 2,722
2,966 *,e Infinera Corp 19,991
1,471 * Inseego Corp 1,239
594 * Insight Enterprises, Inc 59,560
1,889 *,e IonQ, Inc 6,517
631 * IPG Photonics Corp 59,737
678 * Itron, Inc 34,341
2,422 Jabil Inc 165,180
5,587 Juniper Networks, Inc 178,561
3,121 * Keysight Technologies, Inc 533,910
548 * Kimball Electronics, Inc 12,379
1,352 * Knowles Corp 22,200
1,886 *,e Lightwave Logic, Inc 8,129
375 Littelfuse, Inc 82,575
1,153 * Lumentum Holdings, Inc 60,152
569 Methode Electronics, Inc 25,247

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
2,725 *,e Microvision, Inc $ 6,404
1,899 *,e Mirion Technologies, Inc 12,552
2,823 Motorola Solutions, Inc 727,515
342 * Napco Security Technologies, Inc 9,398
2,304 National Instruments Corp 85,018
3,817 NetApp, Inc 229,249
505 * Netgear, Inc 9,146
1,389 * Netscout Systems, Inc 45,156
829 * nLight, Inc 8,406
592 * Novanta, Inc 80,435
641 *,e Ondas Holdings, Inc 1,019
280 * OSI Systems, Inc 22,266
2,778 *,e Ouster, Inc 2,397
404 *,e PAR Technology Corp 10,532
196 PC Connection, Inc 9,192
521 * Plexus Corp 53,627
4,619 * Pure Storage, Inc 123,604
1,053 * Ribbon Communications, Inc 2,938
262 * Rogers Corp 31,267
1,157 * Sanmina Corp 66,285
463 * Scansource, Inc 13,529
1,918 * SmartRent, Inc 4,661
764 * Super Micro Computer, Inc 62,724
765 SYNNEX Corp 72,453
797 * Teledyne Technologies, Inc 318,728
4,356 * Trimble Inc 220,239
1,439 * TTM Technologies, Inc 21,700
301 * Turtle Beach Corp 2,158
125 e Ubiquiti, Inc 34,191
3,723 *,e Velodyne Lidar, Inc 2,750
1,095 * Viasat, Inc 34,657
4,189 * Viavi Solutions, Inc 44,026
2,099 Vishay Intertechnology, Inc 45,275
301 * Vishay Precision Group, Inc 11,634
2,801 Vontier Corp 54,143
5,297 * Western Digital Corp 167,120
2,215 Xerox Holdings Corp 32,339
634 * Xperi, Inc 5,459
901 * Zebra Technologies Corp (Class A) 231,025
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 45,323,082
TELECOMMUNICATION SERVICES - 1 .1%
184 * Anterix, Inc 5,919
122,091 AT&T, Inc 2,247,695
251 ATN International, Inc 11,373
378 * Bandwidth Inc 8,675
1,555 * Charge Enterprises, Inc 1,928
772 Cogent Communications Group, Inc 44,066
1,064 * Consolidated Communications Holdings, Inc 3,809
2,419 DigitalBridge Group, Inc 26,464
740 * EchoStar Corp (Class A) 12,343
3,950 * Frontier Communications Parent, Inc 100,646
10,525 * Globalstar, Inc 13,998
987 * Gogo, Inc 14,568
350 * IDT Corp (Class B) 9,860
2,020 * Iridium Communications, Inc 103,828
975 * KORE Group Holdings, Inc 1,229
681 * Liberty Latin America Ltd (Class A) 5,128
2,483 * Liberty Latin America Ltd (Class C) 18,871
17,584 Lumen Technologies, Inc 91,788
365 * Ooma, Inc 4,971

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
1,168 * Radius Global Infrastructure, Inc $ 13,806
869 Shenandoah Telecom Co 13,800
1,775 Telephone & Data Systems, Inc 18,620
10,082 * T-Mobile US, Inc 1,411,480
247 * US Cellular Corp 5,150
71,767 Verizon Communications, Inc 2,827,620
TOTAL TELECOMMUNICATION SERVICES 7,017,635
TRANSPORTATION - 1 .8%
1,148 * Air Transport Services Group, Inc 29,825
2,129 * Alaska Air Group, Inc 91,419
268 * Allegiant Travel Co 18,221
1,269 AMERCO 69,770
141 Amerco, Inc 8,487
10,876 * American Airlines Group, Inc 138,343
424 ArcBest Corp 29,697
421 * Atlas Air Worldwide Holdings, Inc 42,437
447 * Avis Budget Group, Inc 73,277
969 * Blade Air Mobility, Inc 3,469
2,212 CH Robinson Worldwide, Inc 202,531
554 * Copa Holdings S.A. (Class A) 46,076
767 Costamare, Inc 7,118
185 Covenant Transportation Group, Inc 6,395
36,581 CSX Corp 1,133,279
828 * Daseke, Inc 4,711
10,897 * Delta Air Lines, Inc 358,075
220 Eagle Bulk Shipping, Inc 10,987
556 Eneti, Inc 5,588
2,934 Expeditors International of Washington, Inc 304,901
4,108 FedEx Corp 711,506
480 Forward Air Corp 50,347
438 * Frontier Group Holdings, Inc 4,498
497 Genco Shipping & Trading Ltd 7,634
1,990 Golden Ocean Group Ltd 17,293
1,764 * GXO Logistics, Inc 75,305
905 * Hawaiian Holdings, Inc 9,285
728 Heartland Express, Inc 11,168
3,420 * Hertz Global Holdings, Inc 52,634
505 * Hub Group, Inc (Class A) 40,142
1,447 JB Hunt Transport Services, Inc 252,299
5,315 * JetBlue Airways Corp 34,441
4,016 *,e Joby Aviation, Inc 13,454
1,157 * Kirby Corp 74,453
2,433 Knight-Swift Transportation Holdings, Inc 127,514
666 Landstar System, Inc 108,491
5,019 * Lyft, Inc (Class A) 55,309
796 Marten Transport Ltd 15,745
668 Matson, Inc 41,757
4,011 Norfolk Southern Corp 988,391
1,737 Old Dominion Freight Line 492,926
136 * PAM Transportation Services, Inc 3,522
580 * Radiant Logistics, Inc 2,952
1,622 * RXO, Inc 27,898
775 Ryder System, Inc 64,767
1,291 Safe Bulkers, Inc 3,757
468 * Saia, Inc 98,130
932 Schneider National, Inc 21,809
802 * Skywest, Inc 13,241
10,244 * Southwest Airlines Co 344,915
1,623 Spirit Airlines, Inc 31,616
383 * Sun Country Airlines Holdings, Inc 6,074

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
2,215 * TuSimple Holdings, Inc $ 3,633
31,989 * Uber Technologies, Inc 791,088
10,650 Union Pacific Corp 2,205,296
5,488 * United Airlines Holdings Inc 206,898
12,447 United Parcel Service, Inc (Class B) 2,163,786
122 Universal Logistics Holdings Inc 4,080
1,147 Werner Enterprises, Inc 46,178
2,928 * Wheels Up Experience, Inc 3,016
1,622 * XPO Logistics, Inc 53,996
TOTAL TRANSPORTATION 11,865,850
UTILITIES - 3 .0%
11,476 AES Corp 330,050
1,097 Allete, Inc 70,767
4,194 Alliant Energy Corp 231,551
524 * Altus Power, Inc 3,416
4,249 Ameren Corp 377,821
8,719 American Electric Power Co, Inc 827,869
745 American States Water Co 68,950
3,189 American Water Works Co, Inc 486,067
111 Artesian Resources Corp 6,502
2,236 Atmos Energy Corp 250,588
992 e Avangrid, Inc 42,636
1,326 Avista Corp 58,795
1,043 Black Hills Corp 73,365
1,573 Brookfield Infrastructure Corp 61,190
2,251 Brookfield Renewable Corp 61,993
934 California Water Service Group 56,638
10,119 Centerpoint Energy, Inc 303,469
358 Chesapeake Utilities Corp 42,308
545 Clearway Energy, Inc (Class A) 16,306
1,281 Clearway Energy, Inc (Class C) 40,825
4,975 CMS Energy Corp 315,067
6,042 Consolidated Edison, Inc 575,863
5,659 Constellation Energy Corp 487,862
13,999 Dominion Energy, Inc 858,419
3,346 DTE Energy Co 393,255
12,947 Duke Energy Corp 1,333,412
6,251 Edison International 397,689
3,424 Entergy Corp 385,200
3,872 Essential Utilities Inc 184,811
3,984 Evergy, Inc 250,713
5,967 Eversource Energy 500,273
16,521 Exelon Corp 714,203
9,412 FirstEnergy Corp 394,739
133 Global Water Resources, Inc 1,766
2,117 Hawaiian Electric Industries, Inc 88,596
960 Idacorp, Inc 103,536
640 MGE Energy, Inc 45,056
240 Middlesex Water Co 18,881
1,082 *,e Montauk Renewables, Inc 11,934
1,427 National Fuel Gas Co 90,329
1,561 New Jersey Resources Corp 77,457
33,712 NextEra Energy, Inc 2,818,323
6,737 NiSource, Inc 184,729
666 Northwest Natural Holding Co 31,695
812 NorthWestern Corp 48,184
4,112 NRG Energy, Inc 130,844
3,276 OGE Energy Corp 129,566
919 ONE Gas, Inc 69,587
751 Ormat Technologies, Inc 64,946

Portfolio of investments
Stock Index Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
743 Otter Tail Corp $ 43,622
26,877 *,b PG&E Corp 437,020
1,897 Pinnacle West Capital Corp 144,248
1,358 PNM Resources, Inc 66,257
1,712 Portland General Electric Co 83,888
12,886 PPL Corp 376,529
8,459 Public Service Enterprise Group, Inc 518,283
250 * Pure Cycle Corp 2,620
5,404 Sempra Energy 835,134
505 SJW Corp 41,001
1,915 South Jersey Industries, Inc 68,040
18,252 Southern Co 1,303,375
1,078 Southwest Gas Holdings Inc 66,707
880 Spire, Inc 60,597
1,678 *,e Sunnova Energy International, Inc 30,221
3,513 UGI Corp 130,227
537 Unitil Corp 27,580
162 Via Renewables, Inc 828
7,448 Vistra Energy Corp 172,794
5,438 WEC Energy Group, Inc 509,867
9,168 Xcel Energy, Inc 642,768
203 York Water Co 9,131
TOTAL UTILITIES 19,688,778
TOTAL COMMON STOCKS 646,228,649
(Cost $254,631,719)
EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CONSUMER DURABLES & APPAREL - 0 .0%
356 e PLBY Group, Inc 0
TOTAL CONSUMER DURABLES & APPAREL 0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 † Chinook Therapeutics, Inc 0
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9
TOTAL RIGHTS/WARRANTS 9
(Cost $9)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 1 .2%
$ 4,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 3,999,524
4,139,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 4,139,000
TOTAL GOVERNMENT AGENCY DEBT 8,138,524

Portfolio of investments
Stock Index Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
2,267,576 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340% $ 2,267,576
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,267,576
TOTAL SHORT-TERM INVESTMENTS 10,406,100
(Cost $10,404,329)
TOTAL INVESTMENTS - 100.5% 656,634,758
(Cost $265,036,057)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (3,415,223)
NET ASSETS - 100.0% $ 653,219,535
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,712,319.
Futures contracts outstanding as of December 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 42 03/17/23  $ 8,323,311 $ 8,108,100 $ (215,211)

Portfolio of investments
International Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.0%
AUSTRALIA - 7 .0%
57,272 BHP Billiton Ltd $ 1,774,111
32,376 Commonwealth Bank of Australia 2,248,669
272,437 Glencore Xstrata plc 1,816,785
23,995 Rio Tinto plc 1,688,864
39,413 Woodside Energy Group Ltd 954,512
TOTAL AUSTRALIA 8,482,941
BRAZIL - 1 .3%
256,751 Banco Bradesco S.A. (Preference) 732,379
177,200 Itau Unibanco Holding S.A. 839,246
TOTAL BRAZIL 1,571,625
DENMARK - 3 .4%
11,268 DSV AS 1,781,889
17,183 Novo Nordisk AS 2,333,719
TOTAL DENMARK 4,115,608
FINLAND - 1 .3%
150,632 Nordea Bank Abp 1,617,301
TOTAL FINLAND 1,617,301
FRANCE - 11 .3%
29,096 Airbus SE 3,459,584
38,530 Compagnie de Saint-Gobain 1,884,918
12,629 Essilor International S.A. 2,285,002
3,110 Kering 1,582,765
41,802 Total S.A. 2,624,043
15,192 Vinci S.A. 1,514,443
45,695 Vivendi Universal S.A. 436,521
TOTAL FRANCE 13,787,276
GERMANY - 9 .3%
5,862 Adidas-Salomon AG. 794,455
49,712 Bayer AG. 2,558,679
29,081 Deutsche Post AG. 1,088,404
3,335 * Dr ING hc F Porsche AG. 336,547
18,713 HeidelbergCement AG. 1,060,372
38,098 RWE AG. 1,684,225
20,112 Siemens AG. 2,772,463
8,497 Volkswagen AG. (Preference) 1,054,049
TOTAL GERMANY 11,349,194
HONG KONG - 0 .6%
16,199 Hong Kong Exchanges and Clearing Ltd 696,075
TOTAL HONG KONG 696,075
IRELAND - 1 .6%
48,595 CRH plc 1,932,630
TOTAL IRELAND 1,932,630
ITALY - 2 .0%
151,595 Enel S.p.A. 815,299
29,799 Moncler S.p.A 1,583,425
TOTAL ITALY 2,398,724
JAPAN - 19 .9%
102,800 Daiichi Sankyo Co Ltd 3,308,792
8,884 Daikin Industries Ltd 1,347,823
62,251 * Hitachi Ltd 3,132,239

Portfolio of investments
International Equity Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
3,200 Keyence Corp $ 1,242,382
42,740 Nintendo Co Ltd 1,797,070
66,300 ORIX Corp 1,061,241
52,700 Recruit Holdings Co Ltd 1,649,614
49,900 * SBI Holdings, Inc 950,732
27,900 e Shiseido Co Ltd 1,367,482
40,492 Sony Corp 3,086,364
60,000 Sumitomo Mitsui Financial Group, Inc 2,413,945
208,315 * Toyota Motor Corp 2,841,946
TOTAL JAPAN 24,199,630
KOREA, REPUBLIC OF - 0 .7%
1,833 * LG Chem Ltd 875,311
TOTAL KOREA, REPUBLIC OF 875,311
NETHERLANDS - 10 .6%
4,209 ASML Holding NV 2,294,964
17,176 Heineken NV 1,617,845
158,997 ING Groep NV 1,936,766
443,844 Koninklijke KPN NV 1,373,810
162,540 Shell plc 4,582,135
45,694 Universal Music Group NV 1,105,002
TOTAL NETHERLANDS 12,910,522
NORWAY - 1 .9%
63,531 Equinor ASA 2,283,320
TOTAL NORWAY 2,283,320
SPAIN - 1 .4%
282,350 Banco Bilbao Vizcaya Argentaria S.A. 1,700,669
TOTAL SPAIN 1,700,669
SWITZERLAND - 5 .1%
2,732 Lonza Group AG. 1,341,071
33,006 Novartis AG. 2,986,958
3,868 Zurich Insurance Group AG 1,849,203
TOTAL SWITZERLAND 6,177,232
TAIWAN - 0 .6%
9,550 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 711,379
TOTAL TAIWAN 711,379
UNITED KINGDOM - 14 .9%
31,698 Ashtead Group plc 1,800,597
36,013 AstraZeneca plc 4,873,256
170,300 BP plc 982,621
35,965 British American Tobacco plc 1,422,709
73,293 Diageo plc 3,208,171
8,234 Linde plc (Xetra) 2,683,963
28,117 Reckitt Benckiser Group plc 1,948,967
22,596 Unilever plc 1,140,823
TOTAL UNITED KINGDOM 18,061,107
UNITED STATES - 5 .1%
67,361 GSK plc 1,164,216
477,913 * Haleon plc 1,890,918
13,137 Nestle S.A. 1,517,446

Portfolio of investments
International Equity Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
5,214 Roche Holding AG. $ 1,638,434
TOTAL UNITED STATES 6,211,014
TOTAL COMMON STOCKS 119,081,558
(Cost $113,151,645)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 1 .9%
$ 2,359,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 2,359,000
TOTAL GOVERNMENT AGENCY DEBT 2,359,000
TOTAL SHORT-TERM INVESTMENTS 2,359,000
(Cost $2,358,489)
TOTAL INVESTMENTS - 99.9% 121,440,558
(Cost $115,510,134)
OTHER ASSETS & LIABILITIES, NET - 0.1% 99,158
NET ASSETS - 100.0% $ 121,539,716
ADR American Depositary Receipt
*
Non-income producing
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,077,053.

Core Bond Fund December 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.4%
CAPITAL GOODS - 0 .0%
$ 34,622 i Sensata Technologies, Inc LIBOR 4 M + 1.750% 5 .873% 09/20/26 $ 34,557
TOTAL CAPITAL GOODS 34,557
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
70,963 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 7 .639 02/06/26 70,437
37,394 i GFL Environmental, Inc LIBOR 4 M + 3.000% 7 .415 05/30/25 37,453
73,688 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .765 03/04/28 62,524
87,604 i Trans Union LLC LIBOR 12 M + 1.750% 6 .134 11/16/26 86,517
51,769 i Trans Union LLC LIBOR 12 M + 2.250% 6 .634 12/01/28 51,348
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 308,279
CONSUMER SERVICES - 0 .1%
98,250 i IRB Holding Corp SOFR 12M + 3.000% 7 .317 12/15/27 95,499
44,290 i KUEHG Corp LIBOR 4 M + 3.750% 8 .480 02/21/25 42,648
69,125 i Stars Group Holdings BV LIBOR 4 M + 2.250% 6 .980 07/21/26 68,280
TOTAL CONSUMER SERVICES 206,427
DIVERSIFIED FINANCIALS - 0 .0%
33,487 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 6 .634 03/24/25 32,064
TOTAL DIVERSIFIED FINANCIALS 32,064
ENERGY - 0 .0%
72,949 i Buckeye Partners LP LIBOR 12 M + 2.250% 6 .634 11/01/26 72,634
TOTAL ENERGY 72,634
FOOD, BEVERAGE & TOBACCO - 0 .3%
146,250 i Froneri US, Inc LIBOR 12 M + 2.250% 6 .634 01/29/27 142,614
98,500 i Hayward Industries, Inc LIBOR 12 M + 2.500% 6 .884 05/30/28 94,499
78,156 i Hearthside Food Solutions LLC LIBOR 12 M + 3.688% 8 .071 05/23/25 69,823
113,829 i Hostess Brands LLC LIBOR 4 M + 2.250% 6 .665 08/03/25 113,658
131,005 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .230 03/31/28 122,277
TOTAL FOOD, BEVERAGE & TOBACCO 542,871
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
73,313 i Da Vinci Purchaser Corp LIBOR 12 M + 4.000% 8 .384 01/08/27 66,959
98,000 i Global Medical Response, Inc LIBOR 12 M + 4.250% 8 .634 03/14/25 69,274
3,641 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .384 11/15/27 3,529
8,524 i NMN Holdings III Corp LIBOR 3 M + 3.750% 0 .000 11/13/25 7,459
39,725 i NMN Holdings III Corp LIBOR 12 M + 3.750% 8 .134 11/13/25 34,759
TOTAL HEALTH CARE EQUIPMENT & SERVICES 181,980
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
33,658 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 6 .625 12/22/27 33,111
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 33,111
INSURANCE - 0 .1%
95,791 i Acrisure LLC LIBOR 12 M + 3.500% 7 .884 02/15/27 90,121
97,250 i NFP Corp LIBOR 12 M + 3.250% 7 .634 02/15/27 93,256
TOTAL INSURANCE 183,377
MATERIALS - 0 .1%
98,500 i Eco Services Operations Corp LIBOR 4 M + 2.500% 6 .915 06/09/28 97,207
15,689 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 7 .230 03/02/26 15,579
TOTAL MATERIALS 112,786
MEDIA & ENTERTAINMENT - 0 .4%
36,545 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 1 M + 6.000% 10 .726 11/24/25 36,431
36,682 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 35,975

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 24,625 i CNT Holdings I Corp SOFR 4M + 3.500% 7 .239% 11/08/27 $ 23,897
62,125 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .384 08/02/27 60,617
98,500 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 7 .134 01/29/26 97,023
61,570 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 6 .884 10/19/26 61,508
49,875 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 7 .634 11/15/28 48,143
98,500 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .380 02/15/28 62,060
141,113 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .423 09/01/27 140,467
125,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 7 .993 10/20/27 127,649
50,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 6 .818 01/31/28 49,255
43,230 i Woof Holdings, Inc LIBOR 12 M + 3.750% 8 .104 12/21/27 40,906
TOTAL MEDIA & ENTERTAINMENT 783,931
REAL ESTATE - 0 .1%
96,034 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .134 08/21/25 94,011
TOTAL REAL ESTATE 94,011
SOFTWARE & SERVICES - 0 .0%
21,705 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .384 10/30/26 21,393
72,733 i Rocket Software, Inc LIBOR 12 M + 4.250% 8 .634 11/28/25 70,106
TOTAL SOFTWARE & SERVICES 91,499
TRANSPORTATION - 0 .0%
29,850 i Air Canada LIBOR 4 M + 3.500% 8 .130 08/11/28 29,594
22,500 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 9 .996 06/21/27 23,183
TOTAL TRANSPORTATION 52,777
TOTAL BANK LOAN OBLIGATIONS 2,730,304
(Cost $2,862,378)
BONDS - 96.0%
CORPORATE BONDS - 35 .5%
AUTOMOBILES & COMPONENTS - 0 .5%
5,000 Dana, Inc 5 .375 11/15/27 4,638
25,000 Dana, Inc 4 .250 09/01/30 20,141
110,000 Ford Motor Co 6 .100 08/19/32 101,569
100,000 e,g Gates Global LLC 6 .250 01/15/26 96,500
150,000 General Motors Co 6 .125 10/01/25 152,656
125,000 General Motors Co 5 .400 10/15/29 119,287
125,000 General Motors Co 5 .200 04/01/45 101,596
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 83,030
200,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 182,852
TOTAL AUTOMOBILES & COMPONENTS 862,269
BANKS - 8 .2%
200,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 166,372
200,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 199,520
200,000 Banco Santander S.A. 5 .294 08/18/27 195,271
200,000 Banco Santander S.A. 4 .750 N/A‡ 161,948
200,000 g Bangkok Bank PCL 3 .466 09/23/36 156,362
200,000 g Bank Hapoalim BM 3 .255 01/21/32 171,937
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 176,950
950,000 Bank of America Corp 0 .810 10/24/24 910,911
200,000 Bank of America Corp 6 .204 11/10/28 206,494
1,000,000 Bank of America Corp 2 .592 04/29/31 814,436
500,000 Bank of America Corp 1 .922 10/24/31 381,944
275,000 Bank of America Corp 2 .572 10/20/32 215,381
200,000 Bank of America Corp 2 .972 02/04/33 161,124
200,000 Bank of America Corp 3 .846 03/08/37 165,612

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 350,000 Bank of America Corp 2 .676% 06/19/41 $ 235,445
200,000 Bank of America Corp 6 .100 N/A‡ 193,000
55,000 Bank of Montreal 3 .803 12/15/32 48,429
100,000 Barclays plc 2 .279 11/24/27 86,438
300,000 Barclays plc 3 .330 11/24/42 204,772
150,000 g BNP Paribas S.A. 2 .819 11/19/25 142,092
300,000 g BNP Paribas S.A. 1 .904 09/30/28 249,806
200,000 g BNP Paribas S.A. 7 .375 N/A‡ 197,756
500,000 Citigroup, Inc 3 .200 10/21/26 462,580
175,000 Citigroup, Inc 4 .300 11/20/26 169,285
95,000 Citigroup, Inc 4 .450 09/29/27 90,574
140,000 Citigroup, Inc 2 .572 06/03/31 113,231
300,000 Citigroup, Inc 4 .910 05/24/33 280,930
1,475,000 Citigroup, Inc 6 .270 11/17/33 1,521,672
325,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 292,217
150,000 g Credit Agricole S.A. 3 .250 10/04/24 144,376
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 199,650
150,000 Discover Bank 2 .450 09/12/24 141,884
150,000 Discover Bank 3 .450 07/27/26 138,117
250,000 Discover Bank 2 .700 02/06/30 200,120
385,000 HSBC Holdings plc 4 .292 09/12/26 368,274
500,000 HSBC Holdings plc 2 .251 11/22/27 433,023
50,000 HSBC Holdings plc 2 .013 09/22/28 41,790
475,000 HSBC Holdings plc 7 .390 11/03/28 499,201
550,000 HSBC Holdings plc 6 .000 N/A‡ 504,795
150,000 JPMorgan Chase & Co 2 .700 05/18/23 148,733
200,000 JPMorgan Chase & Co 2 .301 10/15/25 188,470
250,000 JPMorgan Chase & Co 3 .200 06/15/26 236,029
125,000 JPMorgan Chase & Co 4 .323 04/26/28 119,373
275,000 JPMorgan Chase & Co 3 .702 05/06/30 246,642
150,000 JPMorgan Chase & Co 2 .522 04/22/31 122,743
400,000 JPMorgan Chase & Co 1 .953 02/04/32 305,970
50,000 JPMorgan Chase & Co 2 .525 11/19/41 32,689
250,000 JPMorgan Chase & Co 3 .157 04/22/42 181,481
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 91,493
178,000 JPMorgan Chase & Co 6 .100 N/A‡ 173,242
160,000 JPMorgan Chase & Co 3 .650 N/A‡ 137,000
300,000 Lloyds Banking Group plc 6 .750 N/A‡ 284,706
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 192,941
250,000 M&T Bank Corp 3 .500 N/A‡ 193,753
200,000 NatWest Group plc 5 .516 09/30/28 197,536
250,000 g NBK SPC Ltd 1 .625 09/15/27 219,500
200,000 Toronto-Dominion Bank 4 .285 09/13/24 197,655
100,000 Toronto-Dominion Bank 3 .625 09/15/31 92,105
200,000 Truist Financial Corp 4 .950 N/A‡ 191,220
200,000 g UBS Group AG. 1 .494 08/10/27 172,072
200,000 g UBS Group AG. 3 .179 02/11/43 137,358
50,000 Wells Fargo & Co 3 .750 01/24/24 49,321
100,000 Wells Fargo & Co 3 .550 09/29/25 96,168
100,000 Wells Fargo & Co 3 .526 03/24/28 92,600
375,000 Wells Fargo & Co 2 .393 06/02/28 330,971
250,000 Wells Fargo & Co 3 .900 N/A‡ 218,816
TOTAL BANKS 15,694,306
CAPITAL GOODS - 0 .8%
450,000 Boeing Co 2 .196 02/04/26 408,853
200,000 Boeing Co 2 .950 02/01/30 169,385
25,000 Boeing Co 3 .250 02/01/35 19,012
75,000 Boeing Co 5 .705 05/01/40 71,517
150,000 Boeing Co 5 .805 05/01/50 139,076

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 62,000 g H&E Equipment Services, Inc 3 .875% 12/15/28 $ 52,811
50,000 Lockheed Martin Corp 1 .850 06/15/30 41,063
175,000 Northrop Grumman Corp 3 .250 01/15/28 161,394
75,000 Parker-Hannifin Corp 3 .250 06/14/29 66,975
175,000 Raytheon Technologies Corp 4 .125 11/16/28 167,494
50,000 Raytheon Technologies Corp 2 .250 07/01/30 41,607
200,000 g TSMC Global Ltd 1 .000 09/28/27 165,965
15,000 g WESCO Distribution, Inc 7 .250 06/15/28 15,195
TOTAL CAPITAL GOODS 1,520,347
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
40,000 g ADT Corp 4 .875 07/15/32 33,993
15,000 g ASGN, Inc 4 .625 05/15/28 13,578
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 11,517
25,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 22,004
10,000 g GFL Environmental, Inc 4 .250 06/01/25 9,552
65,000 g GFL Environmental, Inc 5 .125 12/15/26 62,160
31,000 g GFL Environmental, Inc 3 .500 09/01/28 27,254
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 48,125
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 22,443
70,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 63,711
75,000 Verisk Analytics, Inc 3 .625 05/15/50 51,760
32,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 30,160
100,000 Waste Management, Inc 2 .500 11/15/50 62,299
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 458,556
CONSUMER DURABLES & APPAREL - 0 .0%
8,000 Newell Brands, Inc 4 .875 06/01/25 7,780
50,000 Newell Brands, Inc 6 .375 09/15/27 49,625
TOTAL CONSUMER DURABLES & APPAREL 57,405
CONSUMER SERVICES - 0 .4%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 481,203
37,000 g Cedar Fair LP 5 .500 05/01/25 36,597
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,820
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 59,259
20,000 g International Game Technology plc 4 .125 04/15/26 18,653
60,000 g International Game Technology plc 6 .250 01/15/27 59,550
25,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 20,741
125,000 McDonald's Corp 4 .600 09/09/32 122,226
TOTAL CONSUMER SERVICES 804,049
DIVERSIFIED FINANCIALS - 3 .3%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 131,967
275,000 AerCap Ireland Capital DAC 3 .000 10/29/28 230,388
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 117,264
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 106,046
225,000 Bank of New York Mellon Corp 4 .700 N/A‡ 216,029
360,000 Capital One Bank USA NA 3 .375 02/15/23 359,370
185,000 Capital One Financial Corp 3 .950 N/A‡ 145,295
200,000 Charles Schwab Corp 5 .375 N/A‡ 195,600
30,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 25,674
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 99,900
250,000 g Credit Suisse Group AG. 6 .442 08/11/28 227,674
200,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 194,750
150,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 135,006
150,000 Deutsche Bank AG. 5 .371 09/09/27 150,334
100,000 Deutsche Bank AG. 2 .311 11/16/27 84,788
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 327,635
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 266,384

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 150,000 General Motors Financial Co, Inc 2 .700% 06/10/31 $ 114,926
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 288,493
400,000 Goldman Sachs Group, Inc 4 .482 08/23/28 383,366
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 223,297
50,000 Goldman Sachs Group, Inc 4 .017 10/31/38 41,108
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 73,478
50,000 Icahn Enterprises LP 5 .250 05/15/27 45,780
38,000 Icahn Enterprises LP 4 .375 02/01/29 32,135
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 172,187
68,000 g LPL Holdings, Inc 4 .000 03/15/29 59,167
150,000 Morgan Stanley 2 .720 07/22/25 143,403
125,000 Morgan Stanley 2 .188 04/28/26 116,158
575,000 Morgan Stanley 3 .125 07/27/26 536,344
250,000 Morgan Stanley 1 .512 07/20/27 216,947
75,000 Morgan Stanley 1 .794 02/13/32 56,367
60,000 Northern Trust Corp 4 .600 N/A‡ 52,583
200,000 g Power Finance Corp Ltd 3 .950 04/23/30 175,052
100,000 e,g S&P Global, Inc 4 .250 05/01/29 95,450
50,000 SLM Corp 5 .500 01/25/23 49,914
200,000 g Societe Generale S.A. 4 .027 01/21/43 135,328
15,000 Springleaf Finance Corp 5 .375 11/15/29 12,269
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 184,148
TOTAL DIVERSIFIED FINANCIALS 6,222,004
ENERGY - 3 .3%
19,000 g Archrock Partners LP 6 .250 04/01/28 17,385
100,000 Cenovus Energy, Inc 2 .650 01/15/32 79,840
100,000 Diamondback Energy, Inc 3 .125 03/24/31 82,806
100,000 Diamondback Energy, Inc 4 .250 03/15/52 73,167
35,000 g DT Midstream, Inc 4 .125 06/15/29 30,069
30,000 g DT Midstream, Inc 4 .375 06/15/31 25,167
50,000 Ecopetrol S.A. 5 .875 09/18/23 49,677
45,000 Ecopetrol S.A. 6 .875 04/29/30 40,807
200,000 Ecopetrol S.A. 4 .625 11/02/31 152,768
150,000 Enbridge, Inc 5 .750 07/15/80 135,633
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 30,268
100,000 Energy Transfer Operating LP 2 .900 05/15/25 94,174
50,000 Energy Transfer Operating LP 4 .750 01/15/26 48,701
100,000 Energy Transfer Operating LP 5 .500 06/01/27 99,290
150,000 Energy Transfer Operating LP 4 .950 06/15/28 145,048
100,000 Energy Transfer Operating LP 6 .250 04/15/49 92,987
175,000 Energy Transfer Operating LP 5 .000 05/15/50 139,813
6,000 g EnLink Midstream LLC 5 .625 01/15/28 5,715
80,000 g EnLink Midstream LLC 6 .500 09/01/30 79,176
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 96,378
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 88,045
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 80,241
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 78,627
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 65,525
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,630
100,000 g EQM Midstream Partners LP 4 .500 01/15/29 83,993
25,000 g EQT Corp 3 .125 05/15/26 22,976
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 160,659
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 8,901
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 7,763
50,000 g Holly Energy Partners LP 6 .375 04/15/27 49,125
75,000 Marathon Petroleum Corp 3 .800 04/01/28 69,385
100,000 Marathon Petroleum Corp 5 .000 09/15/54 83,448
150,000 MPLX LP 1 .750 03/01/26 133,705
450,000 MPLX LP 2 .650 08/15/30 364,679

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 125,000 MPLX LP 4 .700% 04/15/48 $ 98,641
34,000 Murphy Oil Corp 5 .875 12/01/27 32,718
33,000 Occidental Petroleum Corp 5 .500 12/01/25 32,888
200,000 g Oleoducto Central S.A. 4 .000 07/14/27 176,440
225,000 ONEOK, Inc 4 .550 07/15/28 212,357
225,000 ONEOK, Inc 4 .350 03/15/29 207,943
100,000 ONEOK, Inc 4 .500 03/15/50 74,462
67,000 g Parkland Corp 4 .500 10/01/29 55,829
200,000 g Pertamina Persero PT 1 .400 02/09/26 178,275
100,000 Petroleos Mexicanos 5 .950 01/28/31 75,685
67,000 Petroleos Mexicanos 6 .700 02/16/32 52,612
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 174,739
200,000 Phillips 66 2 .150 12/15/30 160,135
100,000 Phillips 66 3 .300 03/15/52 69,003
200,000 g Qatar Petroleum 2 .250 07/12/31 165,468
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 187,945
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 177,072
175,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 164,495
50,000 g Santos Finance Ltd 3 .649 04/29/31 39,743
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 164,581
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 116,660
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 21,176
23,000 Sunoco LP 4 .500 05/15/29 20,118
100,000 Targa Resources Corp 4 .200 02/01/33 86,036
100,000 Targa Resources Corp 4 .950 04/15/52 79,110
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,158
20,000 Targa Resources Partners LP 4 .000 01/15/32 16,828
150,000 Total Capital International S.A. 3 .127 05/29/50 105,932
175,000 TransCanada PipeLines Ltd 4 .250 05/15/28 165,656
75,000 TransCanada PipeLines Ltd 2 .500 10/12/31 59,552
200,000 TransCanada Trust 5 .500 09/15/79 172,644
40,000 USA Compression Partners LP 6 .875 04/01/26 38,372
25,000 USA Compression Partners LP 6 .875 09/01/27 23,375
TOTAL ENERGY 6,264,219
FOOD & STAPLES RETAILING - 0 .2%
60,000 Kroger Co 3 .875 10/15/46 45,846
100,000 SYSCO Corp 3 .150 12/14/51 65,735
100,000 Walmart, Inc 1 .050 09/17/26 88,556
200,000 Walmart, Inc 1 .800 09/22/31 162,764
TOTAL FOOD & STAPLES RETAILING 362,901
FOOD, BEVERAGE & TOBACCO - 1 .0%
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 375,095
50,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 42,701
125,000 BAT Capital Corp 2 .259 03/25/28 103,740
100,000 BAT Capital Corp 4 .906 04/02/30 91,558
50,000 BAT Capital Corp 4 .742 03/16/32 44,366
200,000 BAT International Finance plc 4 .448 03/16/28 185,232
175,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 147,599
100,000 Constellation Brands, Inc 4 .400 11/15/25 98,279
100,000 Constellation Brands, Inc 3 .700 12/06/26 95,089
100,000 Constellation Brands, Inc 3 .150 08/01/29 87,636
100,000 Constellation Brands, Inc 2 .875 05/01/30 85,126
100,000 Constellation Brands, Inc 2 .250 08/01/31 79,439
100,000 Diageo Capital plc 2 .125 10/24/24 94,858
100,000 Diageo Capital plc 2 .375 10/24/29 85,310
200,000 Diageo Capital plc 2 .000 04/29/30 164,277

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 75,000 g Primo Water Holdings, Inc 4 .375% 04/30/29 $ 64,769
TOTAL FOOD, BEVERAGE & TOBACCO 1,845,074
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
60,000 Abbott Laboratories 5 .300 05/27/40 61,035
100,000 Anthem, Inc 2 .250 05/15/30 82,725
55,000 Becton Dickinson & Co 2 .823 05/20/30 47,204
100,000 Boston Scientific Corp 2 .650 06/01/30 85,419
35,000 Centene Corp 2 .450 07/15/28 29,542
180,000 Centene Corp 3 .000 10/15/30 147,555
200,000 Children's Hospital Medic 4 .268 05/15/44 175,906
40,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 30,162
55,000 Cigna Corp 3 .200 03/15/40 41,495
225,000 CVS Health Corp 3 .750 04/01/30 203,999
400,000 CVS Health Corp 1 .750 08/21/30 315,236
400,000 CVS Health Corp 4 .780 03/25/38 364,374
200,000 CVS Health Corp 5 .050 03/25/48 179,509
250,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 195,077
160,000 HCA, Inc 5 .625 09/01/28 159,093
100,000 g HCA, Inc 3 .625 03/15/32 84,615
100,000 HCA, Inc 5 .500 06/15/47 88,812
100,000 Humana, Inc 3 .950 03/15/27 95,859
300,000 Humana, Inc 2 .150 02/03/32 234,100
67,000 MPT Operating Partnership LP 3 .500 03/15/31 45,927
10,000 g Tenet Healthcare Corp 4 .625 06/15/28 8,947
80,000 g Tenet Healthcare Corp 4 .375 01/15/30 69,245
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 200,006
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,945,842
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
100,000 Church & Dwight Co, Inc 2 .300 12/15/31 80,113
100,000 Church & Dwight Co, Inc 5 .000 06/15/52 93,517
100,000 Colgate-Palmolive Co 3 .250 08/15/32 90,244
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 263,874
INSURANCE - 1 .0%
62,000 g Acrisure LLC 4 .250 02/15/29 51,176
25,000 g AmWINS Group, Inc 4 .875 06/30/29 21,204
175,000 Aon plc 3 .500 06/14/24 170,798
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 64,971
75,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 66,765
100,000 CNA Financial Corp 3 .950 05/15/24 98,241
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 90,677
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 428,041
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 79,958
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 62,858
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 69,758
100,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 89,721
100,000 MetLife, Inc 3 .600 11/13/25 97,164
100,000 MetLife, Inc 5 .000 07/15/52 95,195
115,000 e MetLife, Inc 3 .850 N/A‡ 106,806
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 129,795
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 91,492
TOTAL INSURANCE 1,814,620
MATERIALS - 1 .8%
100,000 Albemarle Corp 4 .650 06/01/27 97,517
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 162,494
100,000 g Anglo American Capital plc 3 .875 03/16/29 89,779
200,000 g Anglo American Capital plc 2 .625 09/10/30 162,537

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 AngloGold Ashanti Holdings plc 3 .750% 10/01/30 $ 173,467
38,000 Ball Corp 2 .875 08/15/30 30,329
150,000 Bemis Co, Inc 2 .630 06/19/30 122,060
225,000 Berry Global, Inc 1 .570 01/15/26 200,434
150,000 Berry Global, Inc 1 .650 01/15/27 128,291
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 186,839
200,000 g Cemex SAB de C.V. 5 .450 11/19/29 191,999
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 176,516
200,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 186,305
200,000 g Freeport Indonesia PT 5 .315 04/14/32 183,447
100,000 Freeport-McMoRan, Inc 5 .450 03/15/43 90,204
200,000 g GCC SAB de C.V. 3 .614 04/20/32 166,447
70,000 Newmont Corp 2 .250 10/01/30 56,262
65,000 Newmont Corp 2 .600 07/15/32 51,747
100,000 g Nova Chemicals Corp 4 .875 06/01/24 96,750
100,000 Nutrien Ltd 2 .950 05/13/30 85,672
200,000 g OCP S.A. 3 .750 06/23/31 167,515
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 172,750
19,000 g PolyOne Corp 5 .750 05/15/25 18,525
200,000 Suzano Austria GmbH 3 .750 01/15/31 167,785
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 158,961
100,000 WRKCo, Inc 3 .000 06/15/33 79,416
TOTAL MATERIALS 3,404,048
MEDIA & ENTERTAINMENT - 2 .0%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 78,143
100,000 g Arches Buyer, Inc 4 .250 06/01/28 78,210
200,000 g Cable Onda S.A. 4 .500 01/30/30 179,650
100,000 g CCO Holdings LLC 5 .125 05/01/27 93,207
125,000 Charter Communications Operating LLC 2 .800 04/01/31 97,313
50,000 Charter Communications Operating LLC 5 .125 07/01/49 37,808
600,000 Charter Communications Operating LLC 4 .800 03/01/50 435,569
150,000 Comcast Corp 4 .150 10/15/28 143,842
400,000 Comcast Corp 1 .500 02/15/31 311,440
300,000 Comcast Corp 3 .200 07/15/36 243,194
500,000 Comcast Corp 2 .887 11/01/51 321,123
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 35,786
50,000 DISH DBS Corp 5 .000 03/15/23 49,770
250,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 232,739
250,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 219,470
15,000 Lamar Media Corp 3 .625 01/15/31 12,401
50,000 g Magallanes, Inc 4 .279 03/15/32 41,188
325,000 g Magallanes, Inc 5 .050 03/15/42 248,652
225,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 213,968
33,000 g News Corp 3 .875 05/15/29 28,624
100,000 Paramount Global 3 .375 02/15/28 88,744
200,000 g POSCO 4 .500 08/04/27 187,754
110,000 g Sirius XM Radio, Inc 4 .000 07/15/28 95,733
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 41,261
50,000 Time Warner Cable LLC 5 .875 11/15/40 43,561
30,000 g Univision Communications, Inc 7 .375 06/30/30 28,671
200,000 e Weibo Corp 3 .375 07/08/30 155,376
TOTAL MEDIA & ENTERTAINMENT 3,743,197
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
100,000 AbbVie, Inc 2 .850 05/14/23 99,276
525,000 AbbVie, Inc 4 .050 11/21/39 449,373
125,000 AstraZeneca Finance LLC 1 .200 05/28/26 111,289
100,000 AstraZeneca Finance LLC 2 .250 05/28/31 83,180
150,000 AstraZeneca plc 1 .375 08/06/30 118,504

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 30,000 g Avantor Funding, Inc 4 .625% 07/15/28 $ 27,259
155,000 Bristol-Myers Squibb Co 2 .350 11/13/40 106,568
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 62,637
75,000 Danaher Corp 2 .800 12/10/51 49,557
150,000 Gilead Sciences, Inc 2 .800 10/01/50 95,900
100,000 Merck & Co, Inc 2 .750 12/10/51 66,814
200,000 g Organon Finance   LLC 5 .125 04/30/31 173,176
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 142,844
100,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 73,386
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 131,175
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,790,938
REAL ESTATE - 2 .5%
150,000 Agree LP 2 .000 06/15/28 122,825
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 95,539
100,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 93,879
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 97,422
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 74,355
100,000 American Tower Corp 2 .950 01/15/25 95,376
50,000 American Tower Corp 3 .375 10/15/26 46,748
150,000 American Tower Corp 3 .800 08/15/29 136,076
175,000 American Tower Corp 2 .900 01/15/30 148,202
50,000 American Tower Corp 2 .100 06/15/30 39,577
50,000 American Tower Corp 1 .875 10/15/30 38,585
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 142,727
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 191,904
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 82,524
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 76,484
50,000 Corporate Office Properties LP 2 .750 04/15/31 37,420
245,000 Crown Castle International Corp 2 .250 01/15/31 196,547
50,000 CubeSmart LP 2 .250 12/15/28 41,208
50,000 Equinix, Inc 2 .150 07/15/30 39,777
150,000 Essential Properties LP 2 .950 07/15/31 109,069
50,000 Essex Portfolio LP 3 .000 01/15/30 42,283
125,000 Federal Realty Investment Trust 1 .250 02/15/26 110,091
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 167,091
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 78,035
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 73,100
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 116,345
50,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 41,748
100,000 Highwoods Realty LP 3 .875 03/01/27 92,803
50,000 Highwoods Realty LP 2 .600 02/01/31 37,423
24,000 g Howard Hughes Corp 4 .125 02/01/29 20,100
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 22,191
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 21,830
110,000 Life Storage LP 2 .400 10/15/31 84,623
100,000 Mid-America Apartments LP 4 .300 10/15/23 99,409
125,000 Mid-America Apartments LP 3 .750 06/15/24 122,404
200,000 Mid-America Apartments LP 2 .750 03/15/30 170,062
100,000 Mid-America Apartments LP 1 .700 02/15/31 77,966
100,000 Mid-America Apartments LP 2 .875 09/15/51 63,733
150,000 Regency Centers LP 3 .900 11/01/25 142,515
100,000 Regency Centers LP 3 .600 02/01/27 93,585
100,000 Regency Centers LP 2 .950 09/15/29 83,932
100,000 Retail Properties of America, Inc 4 .750 09/15/30 88,034
500,000 g SBA Tower Trust 2 .836 01/15/25 471,259
420,000 g SBA Tower Trust 1 .884 01/15/26 369,381
87,000 SITE Centers Corp 3 .625 02/01/25 82,110
100,000 Weingarten Realty Investors 3 .250 08/15/26 91,934

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 100,000 Weyerhaeuser Co 4 .000% 03/09/52 $ 75,460
TOTAL REAL ESTATE 4,845,691
RETAILING - 0 .6%
25,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 21,066
50,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 41,135
50,000 AutoNation, Inc 3 .800 11/15/27 45,350
100,000 AutoZone, Inc 1 .650 01/15/31 77,584
100,000 Genuine Parts Co 2 .750 02/01/32 80,263
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 64,063
45,000 g Lithia Motors, Inc 4 .625 12/15/27 40,587
38,000 g Magic Mergeco, Inc 5 .250 05/01/28 30,572
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 117,805
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 94,351
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 194,003
200,000 g Prosus NV 4 .193 01/19/32 165,574
50,000 g Staples, Inc 7 .500 04/15/26 43,034
28,000 g Superior Plus LP 4 .500 03/15/29 23,940
75,000 Target Corp 2 .350 02/15/30 63,663
TOTAL RETAILING 1,102,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
18,000 g Broadcom, Inc 3 .187 11/15/36 12,929
465,000 g Broadcom, Inc 4 .926 05/15/37 405,650
100,000 Lam Research Corp 4 .000 03/15/29 95,222
115,000 NVIDIA Corp 2 .000 06/15/31 92,106
100,000 NXP BV 3 .875 06/18/26 94,994
100,000 NXP BV 4 .400 06/01/27 95,839
100,000 NXP BV 3 .400 05/01/30 86,415
125,000 NXP BV 3 .125 02/15/42 84,724
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 967,879
SOFTWARE & SERVICES - 0 .5%
105,000 Adobe, Inc 2 .300 02/01/30 89,530
200,000 g CA Magnum Holdings 5 .375 10/31/26 182,246
80,000 Fiserv, Inc 3 .500 07/01/29 72,073
100,000 Meta Platforms, Inc 4 .450 08/15/52 79,465
147,000 Microsoft Corp 2 .525 06/01/50 96,733
90,000 g NortonLifeLock, Inc 6 .750 09/30/27 88,200
55,000 g Open Text Corp 3 .875 12/01/29 44,230
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 12,032
125,000 Roper Technologies, Inc 1 .400 09/15/27 105,745
75,000 Roper Technologies, Inc 2 .000 06/30/30 60,105
200,000 salesforce.com, Inc 2 .700 07/15/41 142,745
50,000 Visa, Inc 2 .700 04/15/40 37,876
TOTAL SOFTWARE & SERVICES 1,010,980
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
165,000 Amphenol Corp 2 .800 02/15/30 140,838
175,000 Apple, Inc 2 .450 08/04/26 162,292
575,000 Apple, Inc 2 .050 09/11/26 524,856
60,000 Apple, Inc 2 .650 02/08/51 39,569
65,000 Dell International LLC 5 .300 10/01/29 63,570
80,000 g Imola Merger Corp 4 .750 05/15/29 69,409
50,000 g Sensata Technologies BV 4 .000 04/15/29 43,125
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,043,659
TELECOMMUNICATION SERVICES - 2 .4%
200,000 America Movil SAB de C.V. 4 .700 07/21/32 191,933
564,000 AT&T, Inc 2 .550 12/01/33 433,439

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 150,000 AT&T, Inc 4 .500% 05/15/35 $ 136,357
150,000 AT&T, Inc 3 .500 06/01/41 111,860
730,000 AT&T, Inc 3 .550 09/15/55 487,088
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 211,302
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 159,000
200,000 g Millicom International Cellular S.A. 4 .500 04/27/31 168,224
200,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 199,551
100,000 Telefonica Emisiones SAU 4 .103 03/08/27 94,877
100,000 Telefonica Emisiones SAU 4 .895 03/06/48 76,854
20,000 T-Mobile USA, Inc 2 .250 02/15/26 18,193
455,000 T-Mobile USA, Inc 2 .625 02/15/29 385,172
225,000 T-Mobile USA, Inc 3 .875 04/15/30 203,808
100,000 T-Mobile USA, Inc 3 .000 02/15/41 70,562
100,000 T-Mobile USA, Inc 4 .500 04/15/50 82,214
125,000 T-Mobile USA, Inc 3 .300 02/15/51 83,418
50,000 Verizon Communications, Inc 1 .680 10/30/30 38,974
25,000 Verizon Communications, Inc 1 .750 01/20/31 19,396
200,000 Verizon Communications, Inc 2 .550 03/21/31 164,472
575,000 Verizon Communications, Inc 2 .355 03/15/32 455,804
550,000 Verizon Communications, Inc 3 .400 03/22/41 413,546
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 162,470
110,000 Vodafone Group plc 4 .375 02/19/43 88,060
150,000 Vodafone Group plc 4 .250 09/17/50 115,066
TOTAL TELECOMMUNICATION SERVICES 4,571,640
TRANSPORTATION - 0 .3%
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 45,164
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 225,362
100,000 CSX Corp 3 .800 03/01/28 95,372
75,000 CSX Corp 4 .250 03/15/29 72,141
50,000 Union Pacific Corp 2 .891 04/06/36 39,738
100,000 Union Pacific Corp 3 .839 03/20/60 77,248
TOTAL TRANSPORTATION 555,025
UTILITIES - 3 .0%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 93,728
75,000 AEP Transmission Co LLC 4 .000 12/01/46 58,900
100,000 AEP Transmission Co LLC 2 .750 08/15/51 63,409
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 164,813
650,000 Ameren Illinois Co 5 .900 12/01/52 705,809
100,000 American Water Capital Corp 3 .000 12/01/26 92,472
250,000 American Water Capital Corp 2 .800 05/01/30 216,159
60,000 American Water Capital Corp 4 .000 12/01/46 46,636
50,000 American Water Capital Corp 3 .750 09/01/47 38,914
100,000 American Water Capital Corp 3 .450 05/01/50 73,417
100,000 Atmos Energy Corp 1 .500 01/15/31 77,884
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 96,397
200,000 g Becle SAB de C.V. 2 .500 10/14/31 155,400
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 46,257
200,000 Black Hills Corp 4 .250 11/30/23 198,874
100,000 Black Hills Corp 3 .150 01/15/27 92,480
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 86,177
100,000 Commonwealth Edison Co 2 .750 09/01/51 63,993
100,000 Consumers Energy Co 2 .650 08/15/52 62,877
60,000 Dominion Energy, Inc 2 .250 08/15/31 47,741
190,000 Dominion Energy, Inc 3 .300 04/15/41 140,632
405,000 Duke Energy Corp 3 .300 06/15/41 294,641
50,000 Duke Energy Progress LLC 2 .500 08/15/50 30,002
100,000 Edison International 5 .375 N/A‡ 81,839
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 161,896

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 195,000 Eversource Energy 1 .650% 08/15/30 $ 151,732
40,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 36,386
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 36,186
100,000 Florida Power & Light Co 3 .990 03/01/49 83,838
75,000 Indiana Michigan Power Co 3 .750 07/01/47 55,667
200,000 g Israel Electric Corp Ltd 3 .750 02/22/32 174,938
150,000 MidAmerican Energy Co 3 .650 04/15/29 140,245
95,000 MidAmerican Energy Co 3 .650 08/01/48 74,541
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 106,905
310,000 NiSource, Inc 1 .700 02/15/31 236,320
85,000 g NRG Energy, Inc 2 .450 12/02/27 70,427
50,000 NRG Energy, Inc 5 .750 01/15/28 46,933
100,000 NSTAR Electric Co 3 .950 04/01/30 94,004
100,000 Ohio Power Co 4 .150 04/01/48 81,128
100,000 Ohio Power Co 4 .000 06/01/49 78,862
50,000 ONE Gas, Inc 3 .610 02/01/24 49,103
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 10,760
100,000 PECO Energy Co 3 .000 09/15/49 68,250
200,000 PECO Energy Co 2 .800 06/15/50 130,830
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 177,214
125,000 Public Service Co of Colorado 1 .875 06/15/31 99,506
125,000 Public Service Co of Colorado 3 .200 03/01/50 88,664
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 100,179
200,000 g Saka Energi Indonesia PT 4 .450 05/05/24 190,847
75,000 Virginia Electric & Power Co 2 .950 11/15/26 69,891
50,000 Virginia Electric & Power Co 3 .500 03/15/27 47,252
TOTAL UTILITIES 5,691,955
TOTAL CORPORATE BONDS 67,843,468
(Cost $78,286,954)
GOVERNMENT BONDS - 42 .9%
FOREIGN GOVERNMENT BONDS - 2 .5%
200,000 g African Export-Import Bank 2 .634 05/17/26 179,919
200,000 g Angolan Government International Bond 8 .750 04/14/32 173,046
EUR 100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 80,537
50,000 g Bermuda Government International Bond 4 .750 02/15/29 49,771
200,000 g BNG Bank NV 2 .625 02/27/24 194,840
400,000 Colombia Government International Bond 3 .250 04/22/32 290,879
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 163,569
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 166,012
13,286 g Ecuador Government International Bond 0 .000 07/31/30 5,189
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 51,100
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 25,949
200,000 g Egypt Government International Bond 7 .053 01/15/32 145,923
100,000 European Investment Bank 4 .875 02/15/36 106,327
200,000 g Export-Import Bank of India 2 .250 01/13/31 156,948
200,000 g Guatemala Government Bond 3 .700 10/07/33 164,641
171,875 g Iraq Government International Bond 5 .800 01/15/28 158,219
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 185,474
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 97,676
300,000 g Jordan Government International Bond 4 .950 07/07/25 287,015
200,000 g Korea Electric Power Corp 1 .125 06/15/25 181,164
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 176,139
25,000 e Mexico Government International Bond 3 .250 04/16/30 21,779
32,000 Mexico Government International Bond 6 .050 01/11/40 31,039
275,000 Mexico Government International Bond 4 .280 08/14/41 212,031
160,000 Panama Notas del Tesoro 3 .750 04/17/26 150,482
130,000 Peruvian Government International Bond 3 .000 01/15/34 102,395
200,000 g Qatar Government International Bond 3 .750 04/16/30 193,912

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 300,000 g Republic of Uzbekistan International Bond 4 .750% 02/20/24 $ 293,151
275,000 g Rwanda International Government Bond 5 .500 08/09/31 208,023
500,000 g Saudi Government International Bond 3 .750 01/21/55 395,244
200,000 g Serbia International Bond 2 .125 12/01/30 143,763
TOTAL FOREIGN GOVERNMENT BONDS 4,792,156
MORTGAGE BACKED - 19 .6%
100,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 94,946
75,000 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 78,222
310,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 309,276
460,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 470,187
430,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 451,350
274,768 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 272,959
53,556 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 4,700
94,752 i FHLMC LIBOR 1 M + 9.920% 3 .011 06/15/48 88,549
126,293 i FHLMC LIBOR 1 M + 9.840% 2 .931 10/15/48 114,923
991,790 FHLMC 3 .000 11/01/49 884,347
234,195 FHLMC 2 .000 09/25/50 27,576
480,812 FHLMC 2 .500 02/25/51 76,037
236,087 FHLMC 3 .000 11/01/51 210,706
204,917 FHLMC 3 .000 11/01/51 182,147
37,739 FHLMC 3 .000 11/01/51 33,819
59,801 FHLMC 3 .000 11/01/51 53,372
639,060 FHLMC 2 .000 02/01/52 523,756
818,187 FHLMC 2 .500 02/01/52 697,544
428,086 FHLMC 2 .500 03/01/52 364,962
72,919 FHLMC 3 .000 04/01/52 64,320
420,496 FHLMC 4 .500 06/01/52 404,751
405,288 FHLMC 4 .500 07/01/52 390,122
61,007 FHLMC 4 .000 08/25/52 52,184
138,284 FHLMC 6 .000 11/01/52 140,406
16,015 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 16,373
4,915 FGLMC 5 .000 07/01/39 4,985
140,354 FGLMC 3 .500 04/01/45 131,024
398,813 FGLMC 3 .500 08/01/45 371,920
10,688 FGLMC 4 .500 06/01/47 10,591
260,887 FGLMC 4 .000 09/01/47 249,552
90,689 FGLMC 3 .500 12/01/47 84,368
82,259 FGLMC 4 .500 08/01/48 81,327
97,937 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 94,839
125,604 FNMA 3 .000 10/01/32 119,529
70,565 FNMA 5 .000 05/01/35 72,062
6,285 FNMA 7 .500 07/01/35 6,271
80,000 FNMA 5 .000 02/01/36 81,550
357,771 FNMA 3 .500 10/01/37 342,258
558,822 FNMA 4 .000 11/01/37 545,391
78,616 FNMA 3 .000 10/01/39 71,296
60,856 FNMA 3 .000 05/01/40 55,248
119,095 FNMA 5 .000 09/01/40 120,599
534,358 FNMA 2 .000 03/01/42 450,422
59,732 FNMA 4 .000 09/01/42 57,231
76,322 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 7,589
40,179 FNMA 4 .500 03/01/44 39,830
147,028 FNMA 4 .500 10/01/44 144,477
273,340 FNMA 4 .500 11/01/44 268,525
65,309 FNMA 5 .000 11/01/44 66,367
23,041 FNMA 4 .000 01/01/45 22,015
312,960 FNMA 3 .500 01/01/46 290,945
18,191 FNMA 4 .000 04/01/46 17,385
126,125 FNMA 3 .500 07/01/46 117,136

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 322,073 FNMA 3 .500% 07/01/46 $ 301,355
54,846 FNMA 3 .000 10/01/46 48,570
6,477 FNMA 3 .000 11/01/47 5,736
148,979 FNMA 3 .500 11/01/47 139,180
188,952 FNMA 3 .500 01/01/48 175,651
82,398 FNMA 4 .500 01/01/48 81,135
79,336 FNMA 4 .500 02/01/48 78,211
318,132 FNMA 4 .500 03/01/48 313,438
66,295 FNMA 4 .500 05/01/48 65,392
45,500 FNMA 4 .500 05/01/48 44,880
87,009 FNMA 5 .000 08/01/48 87,578
251,874 FNMA 3 .000 07/01/50 224,309
167,878 FNMA 2 .000 08/25/50 23,727
512,326 FNMA 2 .500 11/25/50 74,545
93,062 FNMA 3 .000 02/25/51 19,009
1,422,786 FNMA 2 .000 04/01/51 1,161,716
163,623 FNMA 3 .000 09/01/51 145,543
212,531 FNMA 2 .500 11/25/51 28,815
465,089 FNMA 2 .000 12/01/51 381,116
158,454 FNMA 2 .000 01/01/52 130,732
23,651 FNMA 3 .000 01/01/52 20,888
610,878 FNMA 2 .000 02/01/52 498,984
93,310 FNMA 2 .500 02/01/52 79,449
482,106 FNMA 2 .500 02/01/52 411,015
562,866 FNMA 2 .500 02/01/52 479,870
295,802 FNMA 3 .500 02/01/52 271,315
340,430 FNMA 2 .000 03/01/52 278,714
87,896 FNMA 3 .000 04/01/52 77,510
582,674 FNMA 3 .000 04/01/52 513,721
116,863 FNMA 3 .000 04/01/52 103,054
71,594 FNMA 3 .000 04/01/52 63,137
1,242,387 FNMA 3 .000 04/01/52 1,095,877
28,476 FNMA 3 .500 04/01/52 25,879
442,556 FNMA 3 .500 05/01/52 402,194
1,146,745 FNMA 3 .500 05/01/52 1,041,842
560,613 FNMA 4 .000 05/01/52 526,110
169,616 FNMA 3 .500 06/01/52 154,608
898,512 FNMA 4 .000 06/01/52 842,840
210,789 FNMA 4 .500 06/01/52 202,872
1,665,111 FNMA 4 .000 07/01/52 1,562,454
114,109 FNMA 4 .500 07/01/52 109,921
188,865 FNMA 4 .500 07/01/52 181,817
799,683 FNMA 4 .500 07/01/52 769,781
1,718,871 FNMA 5 .000 08/01/52 1,695,100
101,889 FNMA 4 .500 08/25/52 89,955
844,206 h FNMA 4 .000 09/01/52 791,896
2,054,831 h FNMA 4 .500 09/01/52 1,977,942
91,206 FNMA 4 .000 09/25/52 81,084
74,992 FNMA 4 .000 09/25/52 65,639
983,173 h FNMA 4 .000 10/01/52 922,253
75,847 FNMA 4 .500 10/25/52 72,099
80,903 FNMA 4 .500 10/25/52 77,270
116,057 FNMA 5 .500 11/25/52 114,958
120,000 g,i Freddie Mac STACR REMIC Trust 7 .328 10/25/41 112,210
80,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 79,451
505,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 508,398
50,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 49,661
290,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 296,143
185,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 183,029
120,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .647 11/25/41 111,833

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 485,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328% 02/25/42 $ 472,322
530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 554,923
225,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 227,096
3,761 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,792
19,705 GNMA 5 .000 06/15/34 19,893
1,954 GNMA 5 .000 04/15/38 1,984
3,434 GNMA 4 .500 04/15/40 3,389
66,525 GNMA 2 .500 12/20/43 59,600
94,809 GNMA 4 .000 06/20/46 13,099
148,431 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 17,283
38,549 GNMA 2 .500 02/20/52 31,925
1,573,815 GNMA 3 .000 05/20/52 1,401,373
983,980 GNMA 3 .500 07/20/52 904,133
101,678 GNMA 4 .000 07/20/52 86,185
583,940 GNMA 4 .000 08/20/52 552,608
396,311 GNMA 4 .500 08/20/52 384,595
146,637 GNMA 4 .500 09/20/52 137,272
141,052 GNMA 4 .500 09/20/52 127,596
224,616 h GNMA 5 .000 11/20/52 222,626
181,549 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 139,596
149,088 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 128,621
137,012 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 118,103
207,413 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 167,393
53,500 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 40,472
120,281 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 99,919
115,936 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 97,175
126,327 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 101,009
232,966 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 180,292
331,703 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 283,242
359,434 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 293,662
191,255 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 152,662
120,766 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 96,562
TOTAL MORTGAGE BACKED 37,526,079
MUNICIPAL BONDS - 1 .8%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 192,415
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 176,964
300,000 City of New York NY 3 .430 12/01/24 292,649
150,000 Commonwealth Financing Authority 3 .864 06/01/38 131,847
500,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 467,779
350,000 Michigan Finance Authority 2 .988 09/01/49 339,313
170,000 New York State Dormitory Authority 4 .294 07/01/44 146,873
1,400,000 State of Illinois 5 .100 06/01/33 1,345,137
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 258,812
TOTAL MUNICIPAL BONDS 3,351,789
U.S. TREASURY SECURITIES - 19 .0%
1,100,000 United States Treasury Bond 3 .125 11/15/41 950,512
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,263,233
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,294,082
765,000 United States Treasury Bond 3 .000 05/15/47 625,806
176,000 United States Treasury Bond 3 .375 11/15/48 155,251
1,181,460 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,148,891
205,000 United States Treasury Note 0 .125 01/31/23 204,382
100,000 United States Treasury Note 0 .125 05/31/23 98,215
1,000,000 United States Treasury Note 0 .875 01/31/24 959,492
310,000 United States Treasury Note 3 .250 08/31/24 303,533
220,000 United States Treasury Note 4 .250 12/31/24 219,235
2,260,000 United States Treasury Note 4 .000 12/15/25 2,245,522

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 1,000,000 United States Treasury Note 0 .875% 09/30/26 $ 887,930
65,000 United States Treasury Note 0 .500 10/31/27 54,978
1,439,000 United States Treasury Note 1 .125 08/31/28 1,228,659
1,855,000 United States Treasury Note 1 .375 10/31/28 1,601,169
2,935,000 United States Treasury Note 4 .000 10/31/29 2,935,917
8,411,000 United States Treasury Note 4 .125 11/15/32 8,583,163
300,000 United States Treasury Note 2 .250 05/15/41 225,527
25,000 United States Treasury Note 1 .750 08/15/41 17,108
500,000 United States Treasury Note 2 .000 11/15/41 357,012
5,111,800 j United States Treasury Note 2 .375 02/15/42 3,902,939
2,011,000 e United States Treasury Note 4 .000 11/15/42 1,968,895
6,233,000 United States Treasury Note 3 .000 08/15/52 5,135,407
TOTAL U.S. TREASURY SECURITIES 36,366,858
TOTAL GOVERNMENT BONDS 82,036,882
(Cost $88,259,189)
STRUCTURED ASSETS - 17 .6%
ASSET BACKED - 7 .4%
250,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5 .729 01/17/35 240,862
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 234,011
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 230,990
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 223,687
Series - 2021 1 (Class D)
100,000 g AMSR Trust 3 .148 01/19/39 88,496
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 87,906
Series - 2019 SFR1 (Class D)
234,948 g Apollo aviation securitization 2 .798 01/15/47 189,104
Series - 2021 2A (Class A)
162,618 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 152,727
Series - 2019 A (Class A)
94,541 g Capital Automotive REIT 1 .440 08/15/51 80,984
Series - 2021 1A (Class A1)
99,854 g Capital Automotive REIT 1 .920 08/15/51 85,672
Series - 2021 1A (Class A3)
1,250,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,112,793
Series - 2021 1 (Class D)
98,000 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 82,828
Series - 2020 1A (Class A1)
99,000 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 86,321
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 85,307
Series - 2020 1A (Class B1)
100,000 Carvana Auto Receivables Trust 1 .720 09/11/28 95,455
Series - 2021 N4 (Class C)
345,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 324,846
Series - 2022 N1 (Class D)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 240,492
Series - 2020 1A (Class B1R)
144,702 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 362
Series - 2007 1A (Class A2)
3,013 Centex Home Equity 5 .540 01/25/32 2,944
Series - 2002 A (Class AF6)
454,151 g CF Hippolyta LLC 1 .690 07/15/60 405,371
Series - 2020 1 (Class A1)

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 222,190 g CF Hippolyta LLC 1 .990% 07/15/60 $ 183,269
Series - 2020 1 (Class A2)
90,830 g CF Hippolyta LLC 2 .280 07/15/60 79,274
Series - 2020 1 (Class B1)
237,930 g CF Hippolyta LLC 1 .530 03/15/61 205,733
Series - 2021 1A (Class A1)
237,930 g CF Hippolyta LLC 1 .980 03/15/61 198,373
Series - 2021 1A (Class B1)
230,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 200,961
Series - 2021 1A (Class A2)
120,938 g DB Master Finance LLC 4 .352 05/20/49 110,269
Series - 2019 1A (Class A23)
198,000 g DB Master Finance LLC 2 .045 11/20/51 169,007
Series - 2021 1A (Class A2I)
99,000 g DB Master Finance LLC 2 .493 11/20/51 81,371
Series - 2021 1A (Class A2II)
52,167 g Diamond Resorts Owner Trust 2 .890 02/20/32 50,986
Series - 2019 1A (Class A)
41,679 g Diamond Resorts Owner Trust 2 .050 11/21/33 37,798
Series - 2021 1A (Class B)
329,000 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 313,519
Series - 2015 1A (Class A2II)
216,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 204,461
Series - 2018 1A (Class A2I)
147,750 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 122,881
Series - 2021 1A (Class A2I)
30,450 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 29,912
Series - 2007 2 (Class A2C)
154,334 g FNA VI LLC 1 .350 01/10/32 140,366
Series - 2021 1A (Class A)
250,000 g,i Gracie Point International Funding 7 .395 07/01/24 250,037
Series - 2022 2A (Class B)
446,000 g,i GRACIE POINT INTERNATIONAL FUNDING 6 .795 04/01/24 444,456
Series - 2022 1A (Class B)
70,557 g HERO Funding Trust 3 .190 09/20/48 64,301
Series - 2017 3A (Class A1)
70,557 g HERO Funding Trust 3 .950 09/20/48 65,161
Series - 2017 3A (Class A2)
150,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 137,419
Series - 2021 1A (Class B)
102,586 g Hilton Grand Vacations Trust 2 .960 12/26/28 100,209
Series - 2017 AA (Class B)
84,051 g Hilton Grand Vacations Trust 2 .340 07/25/33 78,504
Series - 2019 AA (Class A)
4,296 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 4,197
Series - 2003 1 (Class M1)
396,725 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 312,075
Series - 2019 1 (Class A)
222,449 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 171,510
Series - 2019 2 (Class A)
100,000 g Hpefs Equipment Trust 4 .430 09/20/29 96,583
Series - 2022 2A (Class C)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 98,310
Series - 2018 SFR4 (Class B)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 6 .819 10/06/23 242,500
Series - 2020 A (Class A)
250,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .294 01/18/34 238,497
Series - 2021 59A (Class C)
250,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5 .729 01/15/35 241,580
Series - 2021 3A (Class B)

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 111,375 g MVW LLC 1 .830% 05/20/39 $ 99,794
Series - 2021 2A (Class B)
127,556 g MVW Owner Trust 2 .420 12/20/34 124,651
Series - 2017 1A (Class A)
89,359 g MVW Owner Trust 3 .450 01/21/36 86,544
Series - 2018 1A (Class A)
76,550 g MVW Owner Trust 3 .000 11/20/36 71,816
Series - 2019 1A (Class B)
38,212 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 34,295
Series - 2020 HA (Class A)
153,282 g Navient Student Loan Trust 3 .390 12/15/59 144,803
Series - 2019 BA (Class A2A)
250,000 g,i Navistar Financial Dealer Note Master Owner Trust II 5 .678 05/25/27 250,650
Series - 2022 1 (Class B)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 5 .139 04/16/33 246,322
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 5 .479 04/16/33 241,506
Series - 2021 40A (Class B)
237,477 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 207,343
Series - 2021 1A (Class A1)
98,144 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 86,124
Series - 2021 2A (Class A1)
250,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5 .844 01/18/36 241,895
Series - 2021 10A (Class B)
112,522 g OneMain Financial Issuance Trust 3 .840 05/14/32 111,702
Series - 2020 1A (Class A)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 131,036
Series - 2020 2A (Class A)
250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 232,795
Series - 2021 A (Class A)
200,000 g PFS Financing Corp 1 .270 06/15/25 195,944
Series - 2020 A (Class A)
250,000 g PFS Financing Corp 1 .770 06/15/25 245,308
Series - 2020 A (Class B)
250,000 g PFS Financing Corp 0 .960 04/15/26 234,611
Series - 2021 A (Class B)
250,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 238,544
Series - 2020 4 (Class D)
330,867 g Settlement Fee Finance LLC 3 .840 11/01/49 318,445
Series - 2019 1A (Class A)
41,502 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 39,894
Series - 2019 1A (Class A)
38,283 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 35,423
Series - 2021 1A (Class A)
38,283 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 35,013
Series - 2021 1A (Class B)
38,283 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 34,996
Series - 2021 1A (Class C)
105,576 g SoFi Professional Loan Program LLC 2 .840 01/25/41 101,689
Series - 2017 F (Class A2FX)
175,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 155,711
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 215,910
Series - 2021 1A (Class A2)
4,745 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .289 09/25/34 4,613
Series - 2004 8 (Class M1)
94,500 g Taco Bell Funding LLC 4 .970 05/25/46 90,641
Series - 2016 1A (Class A23)
128,700 g Taco Bell Funding LLC 1 .946 08/25/51 108,754
Series - 2021 1A (Class A2I)

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 99,000 g Taco Bell Funding LLC 2 .294% 08/25/51 $ 79,533
Series - 2021 1A (Class A2II)
250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5 .943 10/20/34 241,060
Series - 2017 8A (Class A2R)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .277 12/07/23 243,625
Series - 2020 A (Class AA)
250,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 6 .087 01/10/23 249,975
Series - 2020 A (Class A)
285,650 g Wendy's Funding LLC 2 .370 06/15/51 230,612
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 14,136,254
OTHER MORTGAGE BACKED - 10 .2%
114,560 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 102,113
Series - 2015 6 (Class A9)
100,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 65,269
Series - 2021 8 (Class A3)
500,000 g BANK 2 .500 10/17/52 319,762
Series - 2019 BN21 (Class D)
92,263 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 73,772
Series - 2021 6 (Class A19)
200,000 g BBCMS Trust 4 .197 08/10/35 186,363
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 367,554
Series - 2019 B9 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 357,129
Series - 2021 B28 (Class B)
500,000 Benchmark Mortgage Trust 2 .429 08/15/54 387,575
Series - 2021 B28 (Class AS)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 229,175
Series - 2020 P1 (Class A2)
379,715 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 363,277
Series - 2016 C7 (Class ASB)
6,585 i CHL Mortgage Pass-Through Trust 3 .671 02/20/35 6,534
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 232,059
Series - 2013 375P (Class B)
100,000 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 90,149
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 219,595
Series - 2019 GC41 (Class B)
68,021 COMM Mortgage Trust 2 .853 10/15/45 67,650
Series - 2012 CR4 (Class A3)
1,000,000 g,i COMM Mortgage Trust 3 .903 06/10/46 982,377
Series - 2013 CR8 (Class B)
500,000 g,i COMM Mortgage Trust 4 .767 06/10/47 449,943
Series - 2014 UBS3 (Class D)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 283,070
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .070 03/10/48 172,461
Series - 2015 CR22 (Class D)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 509,256
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .301 05/10/48 183,053
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 476,887
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 234,540
Series - 2015 CR27 (Class AM)

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 600,000 i COMM Mortgage Trust 4 .158% 10/10/48 $ 563,775
Series - 2015 LC23 (Class AM)
25,000 g,i Connecticut Avenue Securities Trust 5 .478 10/25/41 24,381
Series - 2021 R01 (Class 1M2)
280,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 283,890
Series - 2022 R03 (Class 1M2)
105,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 101,825
Series - 2022 R05 (Class 2M2)
183,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 181,771
Series - 2022 R08 (Class 1M2)
465,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 475,126
Series - 2022 R09 (Class 2M2)
113,362 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 92,637
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 155,119
Series - 2020 C9 (Class AM)
88,026 g,i Flagstar Mortgage Trust 4 .035 10/25/47 76,084
Series - 2017 2 (Class B3)
3,521 g,i Flagstar Mortgage Trust 4 .000 09/25/48 3,335
Series - 2018 5 (Class A11)
178,079 g,i Flagstar Mortgage Trust 2 .500 06/01/51 136,928
Series - 2021 4 (Class A21)
135,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 122,337
Series - 2022 DNA1 (Class M2)
365,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 361,188
Series - 2022 DNA3 (Class M1B)
4,294 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 4,063
Series - 2019 PJ2 (Class A4)
39,547 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 33,434
Series - 2020 PJ2 (Class A4)
33,000 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 27,109
Series - 2020 PJ4 (Class A4)
67,184 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 52,439
Series - 2020 PJ6 (Class A4)
85,960 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 66,096
Series - 2021 PJ5 (Class A4)
184,630 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 147,627
Series - 2022 PJ2 (Class A36)
80,496 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 62,788
Series - 2021 PJ2 (Class A4)
249,340 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 191,722
Series - 2021 PJ6 (Class A4)
160,984 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 123,783
Series - 2021 PJ8 (Class A4)
329,586 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 253,424
Series - 2021 PJ7 (Class A4)
115,459 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 92,319
Series - 2022 INV1 (Class A4)
177,934 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 142,273
Series - 2022 HP1 (Class A4)
135,139 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 108,055
Series - 2022 PJ5 (Class A36)
28,547 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 25,710
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 355,366
Series - 2016 10HY (Class A)
38,722 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 34,356
Series - 2020 NQM1 (Class A3)
56,510 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694 12/25/44 53,222
Series - 2015 1 (Class B1)

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 8,662 g,i JP Morgan Mortgage Trust 3 .500% 05/25/46 $ 7,724
Series - 2016 1 (Class A13)
21,830 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 19,114
Series - 2017 2 (Class A13)
22,605 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 18,736
Series - 2018 3 (Class A13)
59,072 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 49,809
Series - 2018 5 (Class A13)
46,658 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 43,910
Series - 2017 5 (Class A2)
2,663 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 2,457
Series - 2018 8 (Class A13)
2,289 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 2,105
Series - 2018 9 (Class A13)
2,601 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 2,441
Series - 2019 1 (Class A3)
9,276 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 8,705
Series - 2019 1 (Class A15)
19,150 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 18,843
Series - 2019 INV1 (Class A11)
98,641 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 79,848
Series - 2020 1 (Class B2)
148,909 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 114,499
Series - 2021 6 (Class A15)
72,496 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 55,744
Series - 2021 7 (Class A15)
99,463 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 76,479
Series - 2021 8 (Class A15)
88,832 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 68,304
Series - 2021 10 (Class A15)
151,613 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 116,578
Series - 2021 11 (Class A15)
84,754 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 65,169
Series - 2021 12 (Class A15)
121,604 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 92,033
Series - 2021 INV6 (Class B1)
72,962 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 54,390
Series - 2021 INV6 (Class B2)
63,100 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 48,519
Series - 2021 14 (Class A15)
224,870 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 172,907
Series - 2021 15 (Class A15)
235,505 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 188,306
Series - 2022 2 (Class A25)
366,046 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 321,283
Series - 2022 LTV2 (Class A6)
500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 470,813
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 360,631
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 468,265
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 415,712
Series - 2015 C31 (Class B)
500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .236 03/17/49 423,131
Series - 2016 C1 (Class D1)
115,000 i JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 105,008
Series - 2017 C5 (Class AS)
500,000 g,i Manhattan West 2 .335 09/10/39 423,622
Series - 2020 1MW (Class B)

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 49,539 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278% 01/25/37 $ 46,293
Series - 2006 WMC1 (Class A1B)
328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 319,933
Series - 2014 C14 (Class AS)
129,541 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 99,607
Series - 2021 5 (Class A9)
136,677 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 117,814
Series - 2021 6 (Class A4)
108,907 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 83,741
Series - 2021 6 (Class A9)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 478,912
Series - 2019 MILE (Class A)
100,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 77,989
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 59,180
Series - 2021 INV2 (Class M1)
219,122 g,i OBX Trust 2 .500 07/25/51 168,487
Series - 2021 J2 (Class A19)
189,251 g,i OBX Trust 4 .000 10/25/52 162,721
Series - 2022 INV5 (Class A13)
15,421 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 14,573
Series - 2018 1 (Class A2)
89,027 g,i Oceanview Mortgage Trust 2 .500 05/25/51 68,454
Series - 2021 1 (Class A19)
233,473 g,i RCKT Mortgage Trust 2 .500 02/25/52 178,359
Series - 2022 2 (Class A22)
95,991 g,i RCKT Mortgage Trust 3 .500 06/25/52 79,710
Series - 2022 4 (Class A22)
9,935 g,i Sequoia Mortgage Trust 3 .500 05/25/45 8,711
Series - 2015 2 (Class A1)
16,038 g,i Sequoia Mortgage Trust 3 .500 02/25/47 14,097
Series - 2017 2 (Class A19)
30,348 g,i Sequoia Mortgage Trust 3 .500 03/25/48 26,098
Series - 2018 3 (Class A1)
7,516 g,i Sequoia Mortgage Trust 4 .000 06/25/49 6,946
Series - 2019 2 (Class A19)
35,805 g,i Sequoia Mortgage Trust 3 .500 12/25/49 29,934
Series - 2019 5 (Class A19)
47,272 g,i Sequoia Mortgage Trust 3 .000 04/25/50 38,210
Series - 2020 3 (Class A19)
89,887 g,i Sequoia Mortgage Trust 2 .500 06/25/51 69,116
Series - 2021 4 (Class A19)
13,929 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 12,215
Series - 2017 1 (Class A19)
770,000 g SLG Office Trust 2 .851 07/15/41 539,962
Series - 2021 OVA (Class E)
1,573 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .780 02/25/48 1,474
Series - 2018 SPI1 (Class M2)
2,721 g,i STACR 3 .836 05/25/48 2,584
Series - 2018 SPI2 (Class M2)
675,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 662,942
Series - 2013 C6 (Class B)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 84,865
Series - 2019 4 (Class M1)
34,381 g Verus Securitization Trust 1 .733 05/25/65 30,832
Series - 2020 5 (Class A3)
122,565 g,i Verus Securitization Trust 2 .240 10/25/66 99,900
Series - 2021 7 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 240,229
Series - 2015 NXS3 (Class D)

Portfolio of investments
Core Bond Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,339 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000% 04/25/49 $ 2,241
Series - 2019 2 (Class A17)
14,269 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 12,450
Series - 2019 4 (Class A1)
203,591 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 156,545
Series - 2021 2 (Class A17)
87,252 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 69,765
Series - 2021 INV1 (Class A17)
97,683 g,i Wells Fargo Mortgage Backed Securities Trust 3 .317 08/25/51 76,536
Series - 2021 INV1 (Class B1)
95,462 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 76,330
Series - 2022 INV1 (Class A18)
119,328 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 99,387
Series - 2022 INV1 (Class A17)
40,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 39,583
Series - 2013 C13 (Class AS)
213,117 g,i Woodward Capital Management 3 .000 05/25/52 170,405
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 19,533,960
TOTAL STRUCTURED ASSETS 33,670,214
(Cost $38,022,633)
TOTAL BONDS 183,550,564
(Cost $204,568,776)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.1%
BANKS - 0 .0%
5,517 *,e,i Federal Home Loan Mortgage Corp (FHLMC) 11,200
17,265 * Federal National Mortgage Association (FNMA) 40,400
TOTAL BANKS 51,600
DIVERSIFIED FINANCIALS - 0 .1%
2,600 e Morgan Stanley 65,650
TOTAL DIVERSIFIED FINANCIALS 65,650
TOTAL PREFERRED STOCKS 117,250
(Cost $634,550)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.6%
GOVERNMENT AGENCY DEBT - 2 .2%
$ 4,243,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 4,243,000
TOTAL GOVERNMENT AGENCY DEBT 4,243,000

Portfolio of investments
Core Bond Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .4%
2,664,645 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340% $ 2,664,645
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,664,645
TOTAL SHORT-TERM INVESTMENTS 6,907,645
(Cost $6,906,725)
TOTAL INVESTMENTS - 101.1% 193,305,763
(Cost $214,972,429)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (2,051,206)
NET ASSETS - 100.0% $ 191,254,557
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,587,063.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Money Market Fund December 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 97.5%
GOVERNMENT AGENCY DEBT - 50 .9%
$ 250,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/12/23 $ 249,704
1,000,000 FFCB 0 .000 01/13/23 998,827
550,000 FFCB 0 .000 02/23/23 547,271
700,000 FFCB 0 .000 03/01/23 695,755
700,000 FFCB 0 .000 03/02/23 695,683
100,000 FFCB 0 .125 04/13/23 98,767
600,000 FFCB 0 .000 05/19/23 589,489
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 4,998,943
750,000 FHLB 0 .000 01/04/23 749,763
4,950,000 FHLB 0 .000 01/06/23 4,947,449
1,000,000 FHLB 0 .000 01/09/23 999,156
900,000 FHLB 0 .000 01/11/23 899,350
2,500,000 FHLB 0 .000 01/13/23 2,496,783
2,150,000 FHLB 0 .000 01/18/23 2,145,995
2,700,000 FHLB 0 .000 01/20/23 2,694,334
2,000,000 FHLB 0 .000 01/24/23 1,994,838
950,000 FHLB 0 .000 01/25/23 947,438
1,500,000 FHLB 0 .000 02/07/23 1,493,548
250,000 FHLB 0 .000 02/08/23 248,907
1,000,000 FHLB 0 .000 02/09/23 995,477
3,000,000 FHLB 0 .000 02/10/23 2,986,127
3,000,000 FHLB 0 .000 02/14/23 2,985,728
1,500,000 FHLB 0 .000 02/15/23 1,492,097
1,000,000 FHLB 0 .000 02/17/23 994,470
2,450,000 FHLB 0 .000 02/22/23 2,434,665
750,000 FHLB 0 .000 02/24/23 745,130
500,000 FHLB 0 .000 02/28/23 496,484
1,000,000 FHLB 0 .000 03/01/23 992,834
1,500,000 FHLB 0 .000 03/08/23 1,487,940
800,000 FHLB 0 .000 03/10/23 793,334
4,300,000 FHLB 0 .000 03/15/23 4,261,413
550,000 FHLB 0 .125 03/17/23 545,070
2,300,000 FHLB 0 .000 03/20/23 2,278,457
900,000 FHLB 0 .000 03/22/23 891,132
2,100,000 FHLB 0 .000 03/23/23 2,079,116
5,550,000 FHLB 0 .000 03/24/23 5,493,789
1,860,000 FHLB 0 .000 03/29/23 1,839,855
4,000,000 FHLB 0 .000 03/31/23 3,955,994
600,000 FHLB 4 .480 04/04/23 600,000
100,000 FHLB 0 .000 04/12/23 98,844
1,000,000 FHLB 0 .000 04/14/23 987,154
250,000 FHLB 4 .800 06/07/23 249,997
TOTAL GOVERNMENT AGENCY DEBT 68,177,107
REPURCHASE AGREEMENT - 13 .2%
17,691,000 r Fixed Income Clearing Corp (FICC) 4 .260 01/03/23 17,691,000
TOTAL REPURCHASE AGREEMENT 17,691,000
TREASURY DEBT - 6 .8%
500,000 United States Treasury Bill 0 .000 01/12/23 499,591
600,000 United States Treasury Bill 0 .000 01/17/23 599,055
500,000 United States Treasury Bill 0 .000 01/24/23 498,685
400,000 United States Treasury Bill 0 .000 02/09/23 398,684
1,000,000 United States Treasury Bill 0 .000 02/16/23 996,145
975,000 United States Treasury Bill 0 .000 02/23/23 970,538
1,000,000 United States Treasury Bill 0 .000 03/07/23 992,272
1,200,000 United States Treasury Bill 0 .000 03/09/23 1,190,464
650,000 United States Treasury Bill 0 .000 03/14/23 644,404
700,000 United States Treasury Bill 0 .000 03/21/23 693,383

Portfolio of investments
Money Market Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 750,000 United States Treasury Bill 0 .000% 04/18/23 $ 740,103
875,000 United States Treasury Bill 0 .000 05/02/23 861,853
TOTAL TREASURY DEBT 9,085,177
VARIABLE RATE SECURITIES - 26 .6%
750,000 i Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.050% 4 .350 03/03/23 750,000
225,000 i FAMC SOFR + 0.100% 4 .400 02/12/24 225,051
800,000 i Federal Farm Credit Bank (FFCB) SOFR + 0.015% 4 .315 01/09/23 799,998
599,000 i FFCB SOFR + 0.060% 4 .360 01/13/23 599,006
300,000 i FFCB SOFR + 0.050% 4 .350 02/17/23 300,012
750,000 i FFCB SOFR + 0.015% 4 .315 03/07/23 749,993
53,000 i FFCB SOFR + 0.040% 4 .340 03/10/23 53,002
500,000 i FFCB SOFR + 0.015% 4 .315 05/02/23 499,992
500,000 i FFCB SOFR + 0.035% 4 .335 05/04/23 500,000
500,000 i FFCB SOFR + 0.035% 4 .335 05/12/23 500,000
201,000 i FFCB SOFR + 0.320% 4 .620 06/09/23 201,245
250,000 i FFCB SOFR + 0.035% 4 .335 07/12/23 249,993
1,825,000 i FFCB SOFR + 0.018% 4 .318 07/13/23 1,824,885
650,000 i FFCB SOFR + 0.040% 4 .340 08/17/23 650,000
450,000 i FFCB SOFR + 0.030% 4 .330 08/28/23 450,000
325,000 i FFCB SOFR + 0.050% 4 .350 09/15/23 325,000
100,000 i FFCB SOFR + 0.040% 4 .340 09/20/23 100,000
150,000 i FFCB SOFR + 0.025% 4 .325 09/27/23 150,000
200,000 i FFCB SOFR + 0.045% 4 .345 10/16/23 200,000
150,000 i FFCB SOFR + 0.025% 4 .325 10/27/23 150,000
50,000 i FFCB SOFR + 0.025% 4 .325 11/30/23 49,986
146,000 i FFCB SOFR + 0.120% 4 .420 01/22/24 146,098
550,000 i FFCB SOFR + 0.040% 4 .340 02/09/24 549,970
125,000 i FFCB SOFR + 0.045% 4 .345 02/20/24 125,000
100,000 i FFCB SOFR + 0.040% 4 .340 03/04/24 100,000
225,000 i FFCB SOFR + 0.050% 4 .350 04/12/24 225,000
125,000 i Federal Home Loan Bank (FHLB) SOFR + 0.010% 4 .310 01/03/23 125,000
750,000 i FHLB SOFR + 0.010% 4 .310 01/05/23 750,000
1,200,000 i FHLB SOFR + 0.020% 4 .320 01/11/23 1,200,000
1,100,000 i FHLB SOFR + 0.010% 4 .310 01/17/23 1,100,000
650,000 i FHLB SOFR + 0.020% 4 .320 01/23/23 650,000
650,000 i FHLB SOFR + 0.020% 4 .320 01/24/23 650,000
725,000 i FHLB SOFR + 0.010% 4 .310 01/25/23 725,000
1,200,000 i FHLB SOFR + 0.015% 4 .315 01/26/23 1,200,000
2,400,000 i FHLB SOFR + 0.040% 4 .340 01/26/23 2,400,000
750,000 i FHLB SOFR + 0.040% 4 .340 01/30/23 750,000
1,000,000 i FHLB SOFR + 0.025% 4 .325 02/06/23 1,000,000
500,000 i FHLB SOFR + 0.050% 4 .350 02/08/23 500,000
700,000 i FHLB SOFR + 0.040% 4 .340 02/10/23 700,000
2,250,000 i FHLB SOFR + 0.040% 4 .340 02/10/23 2,250,000
300,000 i FHLB SOFR + 0.045% 4 .345 02/23/23 300,000
1,250,000 i FHLB SOFR + 0.030% 4 .330 02/28/23 1,250,000
650,000 i FHLB SOFR + 0.045% 4 .345 02/28/23 650,000
750,000 i FHLB SOFR + 0.030% 4 .330 03/02/23 750,000
1,500,000 i FHLB SOFR + 0.055% 4 .355 03/02/23 1,500,000
100,000 i FHLB SOFR + 0.015% 4 .315 03/15/23 99,997
650,000 i FHLB SOFR + 0.030% 4 .330 03/21/23 650,000
1,000,000 i FHLB SOFR + 0.040% 4 .340 03/27/23 1,000,000
1,000,000 i FHLB SOFR + 0.055% 4 .355 04/04/23 1,000,000
750,000 i FHLB SOFR + 0.060% 4 .360 04/10/23 750,000
415,000 i FHLB SOFR + 0.035% 4 .335 05/19/23 415,002
650,000 i FHLB SOFR + 0.045% 4 .345 05/23/23 650,000
650,000 i FHLB SOFR + 0.060% 4 .360 07/03/23 650,000
500,000 i FHLB SOFR + 0.030% 4 .330 08/11/23 500,000
500,000 i FHLB SOFR + 0.090% 4 .390 08/15/23 500,000

Portfolio of investments
Money Market Fund December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 500,000 i United States Treasury Note US Treasury Bill 3 M + 0.034% 4 .432% 04/30/23 $ 500,003
TOTAL VARIABLE RATE SECURITIES 35,639,233
TOTAL SHORT-TERM INVESTMENTS
(Cost $130,592,517) 130,592,517
TOTAL INVESTMENTS - 97.5% 130,592,517
(Cost $130,592,517)
OTHER ASSETS & LIABILITIES, NET - 2.5% 3,333,456
NET ASSETS - 100.0% $ 133,925,973
M Month
SOFR Secure Overnight Financing Rate
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.260% dated 12/30/22 to be repurchased at $17,691,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 0.750%–1.000% and maturity dates 7/15/28–7/31/28, valued at $18,044,846.

Portfolio of investments
Balanced Fund December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
See notes to financial statements
SHARES SECURITY VALUE
TIAA-CREF LIFE FUNDS—99.9%a
FIXED INCOME—50.5%
3,525,398
TIAA-CREF Life Core Bond Fund $ 31,340,787
TOTAL FIXED INCOME 31,340,787
INTERNATIONAL EQUITY—10.0%
766,459
TIAA-CREF Life International Equity Fund 6,215,986
TOTAL INTERNATIONAL EQUITY 6,215,986
U.S. EQUITY—39.4%
434,958
TIAA-CREF Life Growth Equity Fund 5,328,230
347,173
TIAA-CREF Life Growth & Income Fund 6,085,937
342,536
TIAA-CREF Life Large-Cap Value Fund 5,686,091
97,184
TIAA-CREF Life Real Estate Securities Fund 1,218,693
102,817
TIAA-CREF Life Small-Cap Equity Fund 1,222,490
153,075
TIAA-CREF Life Stock Index Fund 4,880,039
TOTAL U.S. EQUITY 24,421,480
TOTAL TIAA-CREF LIFE FUNDS 61,978,253
(Cost $60,147,174)
TOTAL INVESTMENTS—99.9% 61,978,253
(Cost $60,147,174)
OTHER ASSETS & LIABILITIES, NET—0.1% 35,224
NET ASSETS—100.0% $ 62,013,477
a
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF Life Funds December 31, 2022
Statements of assets and liabilities
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
ASSETS
Portfolio investments, at value
*†
$ 114,610,057 $ 148,371,536 $ 77,890,941 $ 70,948,570 $ 57,876,341
Affiliated investments, at value
‡
– – – – –
Cash
§
726 1,205 309 59 35,293
Cash - foreign
^
– – – – –
Receivable from securities transactions 1,406 – – 1,830 –
Receivable from Fund shares sold 87,480 114,733 95,143 17,662 30,446
Dividends and interest receivable 49,355 274,074 67,881 292,827 37,788
Due from affiliates 3,599 3,576 5,452 4,594 6,458
Other 9,982 17,411 10,212 13,215 21,021
Total assets 114,762,605 148,782,535 78,069,938 71,278,757 58,007,347
LIABILITIES
Management fees payable 44,922 58,256 30,067 31,026 22,862
Due to affiliates 2,084 2,119 2,015 2,029 1,999
Overdraft payable – – – – –
Payable for collateral for securities loaned – – – – 169,474
Payable for securities transactions 175,485 33 381,683 – –
Payable for delayed delivery securities – – – – –
Payable for Fund shares redeemed 145,331 798,926 119,034 102,912 78,971
Payable for variation margin on futures contracts – – – – 40,524
Payable for trustee compensation 6,457 11,051 8,036 9,772 6,154
Accrued expenses and other payables 19,300 31,449 13,409 10,104 20,618
Total liabilities 393,579 901,834 554,244 155,843 340,602
NET ASSETS $ 114,369,026 $ 147,880,701 $ 77,515,694 $ 71,122,914 $ 57,666,745
NET ASSETS CONSIST OF:
Paid-in-capital $ 97,684,051 $ 87,748,241 $ 51,782,277 $ 51,637,193 $ 52,300,984
Total distributable earnings (loss) 16,684,975 60,132,460 25,733,417 19,485,721 5,365,761
NET ASSETS $ 114,369,026 $ 147,880,701 $ 77,515,694 $ 71,122,914 $ 57,666,745
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value) 9,336,831 8,437,143 4,670,219 5,671,776 4,849,676
Net asset value per share $12.25 $17.53 $16.60 $12.54 $11.89
*
Includes securities loaned of $ – $ – $ – $ – $ 189,725
†
Portfolio investments, cost $ 91,580,419 $ 125,053,047 $ 53,564,243 $ 52,794,174 $ 54,139,004
‡
Affiliated investments, cost $ – $ – $ – $ – $ –
§
Includes cash collateral for mortgage dollar rolls of $ – $ – $ – $ – $ –
^
Foreign cash, cost $ – $ – $ – $ – $ –

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
concluded
22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 77,186,771 $ 656,634,758 $ 121,440,558 $ 193,305,763 $ 130,592,517 $ –
– – – – – 61,978,253
30,073 192,743 883 1,960,216 – 61,815
– – 61,678 – – –
– – – 2,412,765 – 397,252
– 160,511 1,735 2,427 4,067,444 574
70,878 628,397 502,955 1,324,895 225,887 –
5,313 – 2,192 11,661 6,408 6,170
5,322 29,978 9,725 16,786 – 1,819
77,298,357 657,646,387 122,019,726 199,034,513 134,892,256 62,445,883
10,032 34,066 52,147 49,938 10,871 5,353
2,023 2,697 2,056 2,157 2,074 1,790
– – – – 3,239 –
108,391 2,267,576 – 2,664,645 – –
– – 61,678 219,708 861,853 395,999
– – – 3,550,458 – –
89,154 1,835,681 335,724 1,219,261 68,287 20,729
30,423 215,122 – – – –
5,357 30,061 11,342 16,793 8 1,851
15,398 41,649 17,063 56,996 19,951 6,684
260,778 4,426,852 480,010 7,779,956 966,283 432,406
$ 77,037,579 $ 653,219,535 $ 121,539,716 $ 191,254,557 $ 133,925,973 $ 62,013,477
$ 49,051,769 $ 253,734,626 $ 119,852,776 $ 217,488,242 $ 133,925,112 $ 59,326,299
27,985,810 399,484,909 1,686,940 (26,233,685) 861 2,687,178
$ 77,037,579 $ 653,219,535 $ 121,539,716 $ 191,254,557 $ 133,925,973 $ 62,013,477
4,820,279 20,489,613 14,985,646 21,506,101 133,909,056 5,631,455
$15.98 $31.88 $8.11 $8.89 $1.00 $11.01
$ 114,759 $ 2,712,319 $ 1,077,053 $ 2,587,063 $ – $ –
$ 52,061,663 $ 265,036,057 $ 115,510,134 $ 214,972,429 $ 130,592,517 $ –
$ – $ – $ – $ – $ – $ 60,147,174
$ – $ – $ – $ 1,960,000 $ – $ –
$ – $ – $ 61,678 $ – $ – $ –

TIAA-CREF Life Funds For the year ended December 31, 2022
Statements of operations
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
INVESTMENT INCOME
Dividends from unaffiliated investments* $ 1,014,565 $ 2,666,675 $ 1,677,515 $ 2,234,927 $ 775,466
Dividends from affiliated investments – – – – –
Income from non-cash dividends – – – – –
Interest* 30,610 11,000 6,554 19,980 21,523
Other income 22,243 28,846 10,790 14,629 –
Income from securities lending, net 441 797 – – 11,043
Total income 1,067,859 2,707,318 1,694,859 2,269,536 808,032
EXPENSES
Management fees 603,790 765,986 368,199 426,971 282,614
Shareholder servicing 2,136 2,520 1,833 1,852 1,547
Custody and accounting fees 46,025 40,340 34,769 20,217 38,504
Professional fees 32,007 30,467 29,280 30,477 26,984
Shareholder reports 28,649 20,579 14,522 14,814 13,566
Administrative service fees 25,088 25,562 24,388 24,459 24,138
Trustee fees and expenses 1,630 2,006 929 997 718
Other expenses 15,874 26,635 15,291 17,399 17,874
Total expenses 755,199 914,095 489,211 537,186 405,945
Less: Expenses reimbursed by the investment adviser (56,102) (28,659) (62,971) (49,681) (79,989)
Net expenses 699,097 885,436 426,240 487,505 325,956
Net investment income (loss) 368,762 1,821,882 1,268,619 1,782,031 482,076
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments† (5,608,416) 36,713,350 1,354,181 126,222 1,655,770
Affiliated investments – – – – –
Written options – (375,864) – – –
Futures contracts – – – – (288,496)
Forward foreign currency contracts – – – – –
Swap contracts – – – – –
Foreign currency transactions (1,960) 423 – 783 –
Realized gain distributions from affiliated investments – – – – –
Net realized gain (loss) on total investments (5,610,376) 36,337,909 1,354,181 127,005 1,367,274
Change in unrealized appreciation (depreciation) on:
Portfolio investments (52,508,199) (83,664,471) (9,308,419) (32,413,933) (13,148,979)
Affiliated investments – – – – –
Purchased options – (5,847) – – –
Written options – (65,974) – – –
Futures contracts – – – – (20,522)
Forward foreign currency contracts – – – – –
Translation of assets (other than portfolio
investments) and liabilities denominated in
foreign currencies (168) (345) (59) – –
Net change in unrealized appreciation (depreciation) on
total investments (52,508,367) (83,736,637) (9,308,478) (32,413,933) (13,169,501)
Net realized and unrealized gain (loss) on total
investments (58,118,743) (47,398,728) (7,954,297) (32,286,928) (11,802,227)
Net increase (decrease) in net assets from operations $ (57,749,981) $ (45,576,846) $ (6,685,678) $ (30,504,897) $ (11,320,151)
*   Net of foreign withholding taxes of $ 12,122 $ 22,307 $ 2,074 $ 1,797 $ 2,148
†
Includes net realized gain (loss) from securities sold
to affiliates of $ (27,232) $ 119,839 $ (11,766) $ – $ (431,310)

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
concluded
22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 1,314,644 $ 10,860,259 $ 3,446,104 $ 4,035 $ – $ –
– – – – – 1,183,904
– – 201,053 – – –
10,628 120,456 104,617 6,636,179 2,042,411 –
– – 11,783 – – –
7,500 100,720 14,177 20,036 – –
1,332,772 11,081,435 3,777,734 6,660,250 2,042,411 1,183,904
125,629 423,759 610,203 615,415 120,418 68,256
2,013 5,461 2,047 2,396 1,673 1,741
18,060 34,909 46,320 123,755 62,651 7,372
22,535 49,389 37,864 46,351 23,879 14,296
14,718 56,129 18,854 20,057 13,938 12,531
24,426 32,491 24,896 25,957 24,844 21,616
972 8,229 1,398 2,371 1,334 797
37,925 17,397 22,807 17,560 9,427 14,015
246,278 627,764 764,389 853,862 258,164 140,624
(61,928) – (31,747) (134,524) (77,458) (71,517)
184,350 627,764 732,642 719,338 180,706 69,107
1,148,422 10,453,671 3,045,092 5,940,912 1,861,705 1,114,797
1,978,089 7,897,655 (855,431) (10,444,054) 229 –
– – – – – (1,291,145)
– – – – – –
(101,282) (799,821) – – – –
– – – 3,816 – –
– – – 59,146 – –
– – (39,717) (3,967) – –
– – – – – 2,378,950
1,876,807 7,097,834 (895,148) (10,385,059) 229 1,087,805
(20,832,386) (175,600,393) (26,106,812) (25,630,387) – –
– – – – – (15,407,493)
– – – – – –
– – – – – –
(44,577) (336,558) – – – –
– – – 691 – –
– – (15,172) 636 – –
(20,876,963) (175,936,951) (26,121,984) (25,629,060) – (15,407,493)
(19,000,156) (168,839,117) (27,017,132) (36,014,119) 229 (14,319,688)
$ (17,851,734) $ (158,385,446) $ (23,972,040) $ (30,073,207) $ 1,861,934 $ (13,204,891)
$ 691 $ 2,733 $ 347,305 $ 3,976 $ – $ –
$ (33,146) $ (348) $ (29,287) $ – $ – $ –

TIAA-CREF Life Funds For the year ended
Statements of changes in net assets
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
22.1
Growth Equity Fund
22.2
Growth & Income Fund
December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
OPERATIONS
Net investment income (loss) $ 368,762 $ (150,302) $ 1,821,882 $ 1,238,200
Net realized gain (loss) on total investments (5,610,376) 14,132,432 36,337,909 18,782,179
Net change in unrealized appreciation (depreciation) on
total investments (52,508,367) 11,616,206 (83,736,637) 23,916,684
Net increase (decrease) in net assets from operations (57,749,981) 25,598,336 (45,576,846) 43,937,063
Distributions to shareholders (14,545,536) (32,457,590) (20,074,112) (5,534,849)
Total distributions (14,545,536) (32,457,590) (20,074,112) (5,534,849)
SHAREHOLDER TRANSACTIONS
Subscriptions 13,497,330 18,152,891 8,801,985 13,839,677
Reinvestments of distributions 14,545,536 32,457,589 20,072,458 5,534,421
Redemptions (18,444,433) (33,120,342) (25,992,130) (24,280,471)
Net increase (decrease) from shareholder transactions 9,598,433 17,490,138 2,882,313 (4,906,373)
Net increase (decrease) in net assets (62,697,084) 10,630,884 (62,768,645) 33,495,841
NET ASSETS
Beginning of period 177,066,110 166,435,226 210,649,346 177,153,505
End of period $ 114,369,026 $ 177,066,110 $ 147,880,701 $ 210,649,346
CHANGE IN FUND SHARES
Shares sold 896,568 787,585 409,563 574,341
Shares reinvested 1,189,333 1,555,972 1,183,518 225,619
Shares redeemed (1,230,038) (1,470,166) (1,238,627) (996,631)
Net increase (decrease) from shareholder transactions 855,863 873,391 354,454 (196,671)

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
continued
22.3
Large-Cap Value Fund
22.4
Real Estate Securities Fund
22.5
Small-Cap Equity Fund
22.6
Social Choice Equity Fund
December 31,
2022
December 31,
2021
December 31,
2022
December 31,
2021
December 31,
2022
December 31,
2021
December 31,
2022
December 31,
2021
$ 1,268,619 $ 1,009,165 $ 1,782,031 $ 1,286,049 $ 482,076 $ 315,951 $ 1,148,422 $ 1,014,937
1,354,181 5,068,510 127,005 7,394,358 1,367,274 13,115,555 1,876,807 9,630,394
(9,308,478) 13,533,990 (32,413,933) 22,631,350 (13,169,501) 1,193,893 (20,876,963) 10,769,650
(6,685,678) 19,611,665 (30,504,897) 31,311,757 (11,320,151) 14,625,399 (17,851,734) 21,414,981
(4,324,001) (1,158,549) (8,606,411) (1,607,410) (10,453,350) (331,112) (10,671,504) (3,463,680)
(4,324,001) (1,158,549) (8,606,411) (1,607,410) (10,453,350) (331,112) (10,671,504) (3,463,680)
13,504,373 13,773,372 11,971,425 11,104,736 4,497,527 15,625,244 4,840,920 7,268,572
4,323,403 1,158,396 8,605,728 1,607,290 10,453,350 331,112 10,669,929 3,463,180
(21,091,640) (15,424,376) (18,511,394) (15,064,237) (10,474,872) (15,540,674) (12,080,172) (8,365,323)
(3,263,864) (492,608) 2,065,759 (2,352,211) 4,476,005 415,682 3,430,677 2,366,429
(14,273,543) 17,960,508 (37,045,549) 27,352,136 (17,297,496) 14,709,969 (25,092,561) 20,317,730
91,789,237 73,828,729 108,168,463 80,816,327 74,964,241 60,254,272 102,130,140 81,812,410
$ 77,515,694 $ 91,789,237 $ 71,122,914 $ 108,168,463 $ 57,666,745 $ 74,964,241 $ 77,037,579 $ 102,130,140
792,003 784,848 738,164 642,719 323,890 927,128 267,338 341,240
291,531 65,115 686,262 90,095 948,580 19,627 717,065 162,058
(1,240,111) (881,079) (1,176,472) (870,776) (701,919) (936,927) (654,639) (394,583)
(156,577) (31,116) 247,954 (137,962) 570,551 9,828 329,764 108,715

Statements of changes in net assets
TIAA-CREF Life Funds For the year ended
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
continued
continued
22.7
Stock Index Fund
22.8
International Equity Fund
December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
OPERATIONS
Net investment income (loss) $ 10,453,671 $ 9,308,926 $ 3,045,092 $ 3,669,207
Net realized gain (loss) on total investments 7,097,834 15,089,397 (895,148) 776,812
Net change in unrealized appreciation (depreciation) on
total investments (175,936,951) 147,678,251 (26,121,984) 8,884,749
Net increase (decrease) in net assets from operations (158,385,446) 172,076,574 (23,972,040) 13,330,768
Distributions to shareholders (24,312,393) (11,386,755) (3,886,951) (1,513,361)
Total distributions (24,312,393) (11,386,755) (3,886,951) (1,513,361)
SHAREHOLDER TRANSACTIONS
Subscriptions 40,540,458 52,884,497 14,531,024 19,772,188
Reinvestments of distributions 24,312,393 11,386,755 3,886,951 1,513,361
Redemptions (62,363,160) (70,265,465) (12,509,383) (12,058,822)
Net increase (decrease) from shareholder transactions 2,489,691 (5,994,213) 5,908,592 9,226,727
Net increase (decrease) in net assets (180,208,148) 154,695,606 (21,950,399) 21,044,134
NET ASSETS
Beginning of period 833,427,683 678,732,077 143,490,115 122,445,981
End of period $ 653,219,535 $ 833,427,683 $ 121,539,716 $ 143,490,115
CHANGE IN FUND SHARES
Shares sold 1,155,698 1,405,182 1,748,813 1,988,175
Shares reinvested 796,344 294,994 560,888 149,247
Shares redeemed (1,780,576) (1,867,537) (1,522,256) (1,214,297)
Net increase (decrease) from shareholder transactions 171,466 (167,361) 787,445 923,125

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
concluded
22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021 December 31, 2022 December 31, 2021
$ 5,940,912 $ 4,511,395 $ 1,861,705 $ – $ 1,114,797 $ 1,178,220
(10,385,059) 1,250,931 229 414 1,087,805 3,468,438
(25,629,060) (7,954,808) – – (15,407,493) 2,498,278
(30,073,207) (2,192,482) 1,861,934 414 (13,204,891) 7,144,936
(5,792,529) (8,951,180) (1,861,487) – (4,713,148) (3,191,479)
(5,792,529) (8,951,180) (1,861,487) – (4,713,148) (3,191,479)
16,049,062 32,847,856 112,643,972 90,250,855 1,776,403 5,428,142
5,792,357 8,950,908 1,861,487 – 4,712,273 3,190,880
(24,734,667) (18,464,798) (77,509,585) (108,360,472) (7,632,364) (5,654,741)
(2,893,248) 23,333,966 36,995,874 (18,109,617) (1,143,688) 2,964,281
(38,758,984) 12,190,304 36,996,321 (18,109,203) (19,061,727) 6,917,738
230,013,541 217,823,237 96,929,652 115,038,855 81,075,204 74,157,466
$ 191,254,557 $ 230,013,541 $ 133,925,973 $ 96,929,652 $ 62,013,477 $ 81,075,204
1,686,243 3,029,124 112,643,972 90,250,855 144,609 382,450
655,244 839,672 1,861,487 – 444,554 226,786
(2,622,377) (1,704,145) (77,509,585) (108,360,471) (632,346) (398,706)
(280,890) 2,164,651 36,995,874 (18,109,616) (43,183) 210,530

TIAA-CREF Life Funds
Financial highlights
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.1
GROWTH EQUITY FUND
12/31/22 $ 20.88 $ 0.04 $ (6.92) $ (6.88) $ — $ (1.75) $ (1.75) $ 12.25
12/31/21 21.88 (0.02) 3.55 3.53 (0.06) (4.47) (4.53) 20.88
12/31/20 16.38 0.04 6.92 6.96 (0.06) (1.40) (1.46) 21.88
12/31/19 13.73 0.06 4.05 4.11 (0.07) (1.39) (1.46) 16.38
12/31/18 14.65 0.07 0.07 0.14 (0.06) (1.00) (1.06) 13.73
22.2
GROWTH & INCOME FUND
12/31/22 26.06 0.23 (6.11) (5.88) (0.17) (2.48) (2.65) 17.53
12/31/21 21.40 0.15 5.19 5.34 (0.19) (0.49) (0.68) 26.06
12/31/20 18.82 0.18 3.49 3.67 (0.25) (0.84) (1.09) 21.40
12/31/19 15.54 0.24 4.35 4.59 (0.19) (1.12) (1.31) 18.82
12/31/18 17.96 0.19 (1.26) (1.07) (0.17) (1.18) (1.35) 15.54
22.3
LARGE-CAP VALUE FUND
12/31/22 19.02 0.27 (1.73) (1.46) (0.23) (0.73) (0.96) 16.60
12/31/21 15.20 0.21 3.85 4.06 (0.24) — (0.24) 19.02
12/31/20 14.92 0.25 0.30 0.55 (0.27) — (0.27) 15.20
12/31/19 12.40 0.26 3.21 3.47 (0.26) (0.69) (0.95) 14.92
12/31/18 15.75 0.25 (2.23) (1.98) (0.22) (1.15) (1.37) 12.40
22.4
REAL ESTATE SECURITIES FUND
12/31/22 19.94 0.33 (6.04) (5.71) (0.25) (1.44) (1.69) 12.54
12/31/21 14.53 0.23 5.48 5.71 (0.26) (0.04) (0.30) 19.94
12/31/20 15.60 0.27 (0.17) 0.10 (0.34) (0.83) (1.17) 14.53
12/31/19 12.31 0.27 3.58 3.85 (0.29) (0.27) (0.56) 15.60
12/31/18 13.58 0.30 (0.82) (0.52) (0.27) (0.48) (0.75) 12.31
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements, when applicable.

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
(32.92) % $ 114,369 0.56% 0.52% 0.27% 52%
16.16 177,066 0.52 0.52 (0.09) 56
43.97 166,435 0.54 0.52 0.22 120
30.73 117,939 0.57 0.52 0.39 108
(0.21) 98,216 0.56 0.52 0.43 90
(22.24) 147,881 0.54 0.52 1.07 123
25.17 210,649 0.52 0.52 0.63 63
20.44 177,154 0.54 0.52 0.95 64
30.10 160,225 0.55 0.52 1.35 63
(7.25) 129,668 0.56 0.52 1.03 61
(7.10) 77,516 0.60 0.52 1.55 23
26.85 91,789 0.58 0.52 1.19 27
4.01 73,829 0.61 0.52 1.85 30
28.66 75,101 0.62 0.52 1.87 19
(14.13) 62,956 0.63 0.52 1.67 107
(28.62) 71,123 0.63 0.57 2.09 33
39.53 108,168 0.61 0.57 1.37 38
1.27 80,816 0.62 0.57 1.86 44
31.33 84,977 0.63 0.57 1.83 35
(4.23) 67,142 0.65 0.57 2.29 34

Financial highlights
TIAA-CREF Life Funds
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.5
SMALL-CAP EQUITY FUND
12/31/22 $ 17 .52 $ 0 .11 $ ( 3 .05 ) $ ( 2 .94 ) $ ( 0 .08 ) $ ( 2 .61 ) $ ( 2 .69 ) $ 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
12/31/19 12 .41 0 .12 2 .71 2 .83 ( 0 .08 ) ( 2 .03 ) ( 2 .11 ) 13 .13
12/31/18 15 .81 0 .08 ( 1 .61 ) ( 1 .53 ) ( 0 .10 ) ( 1 .77 ) ( 1 .87 ) 12 .41
22.6
SOCIAL CHOICE EQUITY FUND
12/31/22 22 .74 0 .26 ( 4 .50 ) ( 4 .24 ) ( 0 .24 ) ( 2 .28 ) ( 2 .52 ) 15 .98
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
12/31/20 16 .75 0 .23 3 .00 3 .23 ( 0 .27 ) ( 1 .04 ) ( 1 .31 ) 18 .67
12/31/19 14 .98 0 .29 4 .18 4 .47 ( 0 .28 ) ( 2 .42 ) ( 2 .70 ) 16 .75
12/31/18 16 .90 0 .29 ( 1 .06 ) ( 0 .77 ) ( 0 .29 ) ( 0 .86 ) ( 1 .15 ) 14 .98
22.7
STOCK INDEX FUND
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
12/31/19 21 .94 0 .50 6 .21 6 .71 ( 0 .43 ) ( 0 .20 ) ( 0 .63 ) 28 .02
12/31/18 23 .68 0 .46 ( 1 .62 ) ( 1 .16 ) ( 0 .40 ) ( 0 .18 ) ( 0 .58 ) 21 .94
22.8
INTERNATIONAL EQUITY FUND
12/31/22 10 .11 0 .21 ( 1 .94 ) ( 1 .73 ) ( 0 .27 ) — ( 0 .27 ) 8 .11
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
12/31/20 8 .12 0 .12 1 .11 1 .23 ( 0 .13 ) — ( 0 .13 ) 9 .22
12/31/19 7 .07 0 .14 1 .45 1 .59 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 8 .12
12/31/18 9 .35 0 .17 ( 2 .36 ) ( 2 .19 ) ( 0 .09 ) — ( 0 .09 ) 7 .07
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements, when applicable.

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 15 .63 ) % $ 57,667 0 .66% 0 .53% 0 .78% 73%
24 .76 74,964 0 .62 0 .53 0 .44 78
12 .80 60,254 0 .69 0 .53 0 .55 97
23 .72 53,609 0 .72 0 .53 0 .88 124
( 12 .05 ) 46,425 0 .66 0 .53 0 .52 86
( 17 .83 ) 77,038 0 .29 0 .22 1 .37 20
26 .35 102,130 0 .26 0 .22 1 .09 31
20 .47 81,812 0 .30 0 .22 1 .38 29
31 .38 70,890 0 .31 0 .22 1 .75 27
( 5 .55 ) 55,841 0 .32 0 .22 1 .68 38
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3
20 .76 678,732 0 .09 0 .09 1 .58 3
30 .81 584,156 0 .10 0 .09 1 .94 3
( 5 .28 ) 429,527 0 .10 0 .09 1 .89 4
( 16 .70 ) 121,540 0 .63 0 .60 2 .50 23
10 .84 143,490 0 .61 0 .60 2 .71 22
15 .34 122,446 0 .64 0 .60 1 .52 88
23 .07 107,619 0 .71 0 .60 1 .75 108
( 23 .58 ) 86,051 0 .71 0 .60 1 .96 67

Financial highlights
TIAA-CREF Life Funds
See notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
22.9
CORE BOND FUND
12/31/22 $ 10.56 $ 0.27 $ (1.67) $ (1.40) $ (0.21) $ (0.06) $ (0.27) $ 8.89
12/31/21 11.10 0.22 (0.33) (0.11) (0.25) (0.18) (0.43) 10.56
12/31/20 10.59 0.27 0.56 0.83 (0.32) — (0.32) 11.10
12/31/19 9.96 0.32 0.62 0.94 (0.31) — (0.31) 10.59
12/31/18 10.31 0.30 (0.38) (0.08) (0.27) — (0.27) 9.96
23.01
MONEY MARKET FUND
12/31/22 1.00 0.02 (0.01) 0.01 (0.01) — (0.01) 1.00
12/31/21 1.00 — — — — — — 1.00
12/31/20 1.00 0.00
d
— 0.00
d
0.00
d
— 0.00
d
1.00
12/31/19 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
12/31/18 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
23.1
BALANCED FUND
12/31/22 14.29 0.20 (2.60) (2.40) (0.33) (0.55) (0.88) 11.01
12/31/21 13.57 0.22 1.10 1.32 (0.26) (0.34) (0.60) 14.29
12/31/20 12.45 0.26 1.45 1.71 (0.26) (0.33) (0.59) 13.57
12/31/19 10.94 0.25 1.79 2.04 (0.26) (0.27) (0.53) 12.45
12/31/18 11.63 0.21 (0.84) (0.63) (0.00)
d
(0.06) (0.06) 10.94
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
d
Amount represents less than $0.01 per share.
e
The Fund’s expenses do not include the expenses of the Underlying Funds related to the Balanced Fund.

See notes to financial statements

TIAA-CREF Life Funds 2022 Annual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
††
Net assets at
end of period
(in thousands)
Gross
expenses
e
Net
expenses
e
Net
investment
income (loss)
Portfolio
turnover
rate
Portfolio
turnover
rate excluding
mortgage
dollar rolls
(13.21) % $ 191,255 0.42% 0.35% 2.90% 181% 104%
(0.99) 230,014 0.42 0.35 2.03 258 89
7.86 217,823 0.37 0.35 2.52 154 91
9.48 203,001 0.37 0.35 3.04 117 111
(0.79) 189,285 0.38 0.35 3.01 147 139
1.46 133,926 0.21 0.15 1.55 — —
0.00 96,930 0.22 0.06 0.00 — —
0.41 115,039 0.20 0.14 0.37 — —
2.09 105,806 0.23 0.15 2.06 — —
1.71 104,670 0.24 0.15 1.73 — —
(16.59) 62,013 0.21 0.10 1.63 18 18
9.78 81,075 0.18 0.10 1.52 16 16
14.16 74,157 0.18 0.10 2.06 28 28
18.81 68,825 0.20 0.10 2.07 19 19
(5.47) 56,516 0.21 0.10 1.77 17 17

TIAA-CREF Life Funds

2022 Annual Report TIAA-CREF Life Funds
Notes to financial statements
Note 1—organization
TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
("SEC") under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities
Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Core Bond Fund, Money Market
Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF
Life”).
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) on total investments of investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the
Statements of operations, when applicable.
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.

TIAA-CREF Life Funds 2022 Annual Report
continued
Indemnification:  In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Also, under the Funds' organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The Money Market  Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the
Board, and are classified as Level 2.
Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of December 31, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Common stocks $108,876,163 $3,865,894 $— $112,742,057
Short-term investments — 1,868,000 — 1,868,000
Total $108,876,163 $5,733,894 $— $114,610,057
1 1 1 1 1
Growth & Income
Common stocks $147,662,536 $— $— $147,662,536
Short-term investments — 709,000 — 709,000
Total $147,662,536 $709,000 $— $148,371,536
1 1 1 1 1

TIAA-CREF Life Funds 2022 Annual Report
continued
Note 4—investments
Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Fund Level 1 Level 2 Level 3 Total
Large-Cap Value
Common stocks $77,016,781 $— $160 $77,016,941
Short-term investments — 874,000 — 874,000
Total $77,016,781 $874,000 $160 $77,890,941
1 1 1 1 1
Real Estate Securities
Common stocks $70,309,570 $— $— $70,309,570
Short-term investments — 639,000 — 639,000
Total $70,309,570 $639,000 $— $70,948,570
1 1 1 1 1
Small-Cap Equity
Common stocks $55,677,867 $— $— $55,677,867
Short-term investments 169,474 2,029,000 — 2,198,474
Futures contracts* (40,568) — — (40,568)
Total $55,806,773 $2,029,000 $— $57,835,773
1 1 1 1 1
Social Choice Equity
Common stocks $76,410,260 $— $120 $76,410,380
Short-term investments 108,391 668,000 — 776,391
Futures contracts* (30,430) — — (30,430)
Total $76,488,221 $668,000 $120 $77,156,341
1 1 1 1 1
Stock Index
Common stocks $646,224,733 $— $3,916 $646,228,649
Rights/Warrants — — 9 9
Short-term investments 2,267,576 8,138,524 — 10,406,100
Futures contracts* (215,211) — — (215,211)
Total $648,277,098 $8,138,524 $3,925 $656,419,547
1 1 1 1 1
International Equity
Common stocks $2,283,004 $116,798,554 $— $119,081,558
Short-term investments — 2,359,000 — 2,359,000
Total $2,283,004 $119,157,554 $— $121,440,558
1 1 1 1 1
Core Bond
Bank loan obligations $— $2,730,304 $— $2,730,304
Corporate bonds — 67,843,468 — 67,843,468
Government bonds — 82,036,882 — 82,036,882
Structured assets — 33,669,852 362 33,670,214
Preferred stocks 117,250 — — 117,250
Short-term investments 2,664,645 4,243,000 — 6,907,645
Total $2,781,895 $190,523,506 $362 $193,305,763
1 1 1 1 1
Money Market
Short-term investments $ — $ 130,592,517 $ — $ 130,592,517
Total $— $130,592,517 $— $130,592,517
1 1 1 1 1
Balanced
Registered investment companies $61,978,253 $— $— $61,978,253
Total $61,978,253 $— $— $61,978,253
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.

Notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of December 31, 2022, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a
Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the
Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of December 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended
December 31, 2022 were as follows:
Note 5—derivative investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate value of securities on loan
Fund
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Small-Cap Equity $189,725 $– $169,474 $25,205 $194,679
Social Choice Equity 114,759 – 108,391 11,076 119,467
Stock Index 2,712,319 – 2,267,576 548,146 2,815,722
International Equity 1,077,053 – – 1,115,616 1,115,616
Core Bond 76,079 2,510,984 2,664,645 21,543 2,686,188
*May include cash and investment of cash collateral.
Fund
Non-U.S. government
purchases
U.S. government
purchases
Non-U.S. government
sales
U.S. government
sales
22.1
Growth Equity $ 68,960,504 $ – $ 74,721,190 $ –
22.2
Growth & Income 210,783,873 – 226,695,573 –
22.3
Large-Cap Value 18,738,844 – 25,202,681 –
22.4
Real Estate Securities 28,137,932 – 32,323,722 –
22.5
Small-Cap Equity 44,578,401 – 50,229,517 –
22.6
Social Choice Equity 17,178,780 – 23,246,789 –
22.7
Stock Index 14,874,199 – 26,671,361 –
22.8
International Equity 33,564,199 – 26,474,001 –
22.9
Core Bond 33,070,776 336,221,566 53,368,207 308,364,783
23.1
Balanced 12,640,953 – 14,971,623 –

TIAA-CREF Life Funds 2022 Annual Report
continued
At December 31, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts on the Funds' Statements of operations was as follows:
Options:  Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a
“financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Portfolio of investments.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statements of assets and liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statements of operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statements of operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statements of operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period ended December 31, 2022 was as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Small-Cap Equity Fund
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (40,568)
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(30,430)
1 1 1 1 1 1 1 1
Stock Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(215,211)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Growth & Income Fund
Purchased option contracts Equity $ – $ (5,847)
Written option contracts Equity (375,864) (65,974)
22.5
Small-Cap Equity Fund
Futures contracts Equity (288,496) (20,522)
22.6
Social Choice Equity Fund
Futures contracts Equity (101,282) (44,577)
22.7
Stock Index Fund
Futures contracts Equity (799,821) (336,558)
22.9
Core Bond Fund
Forward contracts Foreign currency exchange rate 3,816 691
Swap contracts Credit 59,146 –

Notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
Futures contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended December 31, 2022 was as follows:
Forward foreign currency contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of assets and liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended December 31, 2022 was as follows:
Fund
Average notional amount of options contracts purchased
outstanding*
22.2
Growth & Income $ 4,939
Fund
Average notional amount of options contracts written
outstanding*
22.2
Growth & Income $ (632,873)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of futures contracts outstanding*
22.5
Small-Cap Equity $ 1,255,504
22.6
Social Choice Equity 534,105
22.7
Stock Index 8,447,814
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of forward contracts outstanding*
22.9
Core Bond $ 24,239

TIAA-CREF Life Funds 2022 Annual Report
continued
Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of assets and liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of assets and liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period ended December 31, 2022 was as follows:
Note 6—income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average notional amount of swap contracts outstanding*
22.9
Core Bond $ – **
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
** The Fund invested in credit default swap contracts during the fiscal period. However, the Fund did not hold any such positions at the beginning of the fiscal period or at the end of each fiscal quarter within the current fiscal period and therefore are not included as part of this calculation.

Notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, investments in underlying funds, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
22.1
Growth Equity $93,539,511 $29,605,457 $(8,534,911) $21,070,546
22.2
Growth & Income 125,932,807 27,624,327 (5,185,598) 22,438,729
22.3
Large-Cap Value 54,561,995 25,335,282 (2,006,336) 23,328,946
22.4
Real Estate Securities 53,197,251 19,425,908 (1,674,589) 17,751,319
22.5
Small-Cap Equity 54,460,723 10,053,968 (6,678,918) 3,375,050
22.6
Social Choice Equity 52,661,921 29,613,312 (5,118,892) 24,494,420
22.7
Stock Index 273,919,619 418,788,420 (36,288,492) 382,499,928
22.8
International Equity 115,637,948 15,704,134 (9,901,524) 5,802,610
22.9
Core Bond 215,036,822 400,856 (22,131,915) (21,731,059)
23.1
Balanced 62,624,609 5,698,717 (6,345,073) (646,356)
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
22.1
Growth Equity $363,593 $– $21,070,218 $(4,742,386) $– $(6,450) $16,684,975
22.2
Growth & Income 1,815,029 35,882,658 22,438,366 – – (3,593) 60,132,460
22.3
Large-Cap Value 1,283,927 1,128,625 23,328,885 – – (8,020) 25,733,417
22.4
Real Estate Securities 1,778,311 – 17,751,319 (34,142) – (9,767) 19,485,721
22.5
Small-Cap Equity 518,474 1,478,388 3,375,050 – – (6,151) 5,365,761
22.6
Social Choice Equity 1,145,187 2,351,524 24,494,420 – – (5,321) 27,985,810
22.7
Stock Index 10,468,114 6,546,846 382,499,928 – – (29,979) 399,484,909
22.8
International Equity 2,789,935 – 5,784,278 (6,875,932) – (11,341) 1,686,940
22.9
Core Bond 5,989,860 – (21,727,057) (10,479,701) – (16,787) (26,233,685)
23.01
Money Market 861 – – – – – 861
23.1
Balanced 1,594,901 1,740,453 (646,356) – – (1,820) 2,687,178
12/31/2022 12/31/2021
Fund
Ordinary
income
Long-term
capital gains
Ordinary
income
Long-term
capital gains
22.1
Growth Equity $ 4,217,675 $ 10,327,861 $ 11,609,071 $ 20,848,519
22.2
Growth & Income 5,458,640 14,615,472 1,551,707 3,983,142
22.3
Large-Cap Value 1,038,773 3,285,228 1,158,549 –
22.4
Real Estate Securities 3,034,960 5,571,451 1,407,407 200,003
22.5
Small-Cap Equity 2,875,126 7,578,224 331,112 –
22.6
Social Choice Equity 2,313,167 8,358,337 2,158,331 1,305,349
22.7
Stock Index 10,247,585 14,064,808 10,065,851 1,320,904
22.8
International Equity 3,886,951 – 1,513,361 –
22.9
Core Bond 4,488,011 1,304,518 5,969,993 2,981,187
23.01
Money Market 1,861,487 – – –
23.1
Balanced 2,007,497 2,705,651 1,788,573 1,402,906

TIAA-CREF Life Funds 2022 Annual Report
continued
Note 7—investment adviser and other transactions with affiliates
The Advisers, a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between
Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with the Advisers under which the
Funds pay the Advisers for its costs in providing certain administrative and compliance services to the Funds.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Adviser and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of December 31, 2022, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted
annual percentage of average daily net assets:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statements of Operations. At December 31, 2022, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended
December 31, 2022, the Funds engaged in the following security transactions with affiliated entities:
Fund Short-term Long-term Total
22.1
Growth Equity $ 4,742,386 $ – $ 4,742,386
22.2
Growth & Income – – –
22.3
Large-Cap Value – – –
22.4
Real Estate Securities 34,142 – 34,142
22.5
Small-Cap Equity – – –
22.6
Social Choice Equity – – –
22.7
Stock Index – – –
22.8
International Equity 1,416,774 5,459,158 6,875,932
22.9
Core Bond 8,365,247 2,114,454 10,479,701
23.01
Money Market – – –
23.1
Balanced – – –
Fund Investment management fee Maximum expense amounts‡
22.1
Growth Equity 0.45% 0.52%
22.2
Growth & Income 0.45 0.52
22.3
Large-Cap Value 0.45 0.52
22.4
Real Estate Securities 0.50 0.57
22.5
Small-Cap Equity 0.46 0.53
22.6
Social Choice Equity 0.15 0.22
22.7
Stock Index 0.06 0.09
22.8
International Equity 0.50 0.60
22.9
Core Bond 0.30 0.35
23.01
Money Market 0.10 0.15
23.1
Balanced 0.10 0.10
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
22.1
Growth Equity $22,243
22.2
Growth & Income 28,846
22.3
Large-Cap Value 10,790
22.4
Real Estate Securities 14,629
22.8
International Equity 11,783

Notes to financial statements

2022 Annual Report TIAA-CREF Life Funds
continued
As of December 31, 2022, certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of December 31, 2022:
Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life
Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:
Note 8—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2022, there were no inter-fund borrowing or lending transactions.
Fund Purchases Sales Realized gain (loss)
Growth Equity $ 310,418 $ 415,413 $ (27,232)
Growth & Income 654,673 409,769 119,839
Large-Cap Value – 65,326 (11,766)
Real Estate Securities 246,423 – –
Small-Cap Equity 24,869 2,853,809 (431,310)
Social Choice Equity 362,580 132,624 (33,146)
Stock Index 90,872 4,589 (348)
International Equity 2,923,394 58,345 (29,287)
Underlying Fund
Investments in funds
held by TIAA-CREF Life
Investments in funds
held by Life Balanced Total
22.1
Growth Equity 95% 5% 100%
22.2
Growth & Income 96 4 100
22.3
Large-Cap Value 93 7 100
22.4
Real Estate Securities 98 2 100
22.5
Small-Cap Equity 98 2 100
22.6
Social Choice Equity 100 – 100
22.7
Stock Index 99 1 100
22.8
International Equity 95 5 100
22.9
Core Bond 84 16 100
23.01
Money Market 100 – 100
23.1
Balanced 100 – 100
Issue
Value at
12/31/21 Purchases cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
12/31/22
Balanced Fund
TIAA-CREF Life Funds:
Core Bond
$ 40,080,480 $ 5,167,045 $ 7,834,841 $ (958,848) $ (4,899,945) $ 733,022 $ 31,340,787
Growth & Income
8,158,329 1,664,556 1,154,037 800,602 (2,616,821) 51,442 6,085,937
Growth Equity
7,782,926 1,855,964 1,089,888 272,748 (2,804,528) – 5,328,230
International Equity
8,239,139 1,209,714 1,683,456 (45,130) (1,504,281) 221,237 6,215,986
Large-Cap Value
6,909,823 914,559 1,319,128 377,349 (947,791) 78,644 5,686,091
Real Estate Securities
1,660,266 550,206 397,478 138,795 (613,423) 21,097 1,218,693
Small-Cap Equity
1,645,379 502,573 451,569 229,527 (475,593) 6,574 1,222,490
Stock Index
6,531,219 776,336 1,041,226 272,762 (1,545,111) 71,888 4,880,039
$81,007,561 $12,640,953 $14,971,623 $1,087,805 $(15,407,493) $1,183,904 $61,978,253

TIAA-CREF Life Funds 2022 Annual Report
concluded
Note 9—line of credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December
31, 2022, there were no borrowings under this credit facility by the Funds.

Report of Independent Registered Public Accounting Firm

2022 Annual Report TIAA-CREF Life Funds
To the Board of Trustees of TIAA-CREF Life Funds and Shareholders of Growth Equity Fund, Growth & Income Fund,
Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index
Fund, International Equity Fund, Core Bond Fund, Money Market Fund and Balanced Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Growth Equity
Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund,
Stock Index Fund, International Equity Fund, Core Bond Fund, Money Market Fund and Balanced Fund (constituting TIAA-CREF Life
Funds, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31,
2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Life Funds 2022 Annual Report
Important tax information
(unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from
Section 1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends received deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Foreign source income and foreign tax credit pass through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Section 1250 gains
Net long-term
capital gains
22.1
Growth Equity $ – $ 10,327,861
22.2
Growth & Income – 14,615,472
22.3
Large-Cap Value – 3,285,228
22.4
Real Estate Securities 72,018 5,499,433
22.5
Small-Cap Equity – 7,578,224
22.6
Social Choice Equity – 8,358,337
22.7
Stock Index – 14,064,808
22.8
International Equity – –
22.9
Core Bond – 1,304,518
23.01
Money Market – –
23.1
Balanced – 2,705,651
Fund Percentage
22.1
Growth Equity 13.5%
22.2
Growth & Income 34 .6
22.3
Large-Cap Value 100.0
22.4
Real Estate Securities –
22.5
Small-Cap Equity 17.2
22.6
Social Choice Equity 48.1
22.7
Stock Index 88.1
22.8
International Equity –
22.9
Core Bond 0.1
23.01
Money Market –
23.1
Balanced 34.4
Fund
Foreign
source income
Foreign
source income
per share
Qualifying
foreign
taxes paid
Qualifying
foreign taxes
paid per share
22.1
Growth Equity $ – $ – $ – $ –
22.2
Growth & Income – – – –
22.3
Large-Cap Value – – – –
22.4
Real Estate Securities – – – –
22.5
Small-Cap Equity – – – –
22.6
Social Choice Equity – – – –
22.7
Stock Index – – – –
22.8
International Equity 3,546,454 0.23666 276,074 0.01842
22.9
Core Bond – – – –
23.01
Money Market – – – –
23.1
Balanced – – – –

Additional fund information

2022 Annual Report TIAA-CREF Life Funds
Portfolio holdings
The TIAA-CREF Life Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or
September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at
sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Fund management
The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

Trustees and officers
(unaudited)
TIAA-CREF Life Funds December 31, 2022

TIAA-CREF Life Funds 2022 Annual Report
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior Managing
Director, Chief Risk Officer and Chief Audit Executive,
Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
James S. Reid, Jr. Professor of Law (since 2004), Senior
Adviser to President and Provost (2010–2012), Acting
Dean (2009), Vice Dean for Budget (2003–2006) and
on the faculty (since 1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Audit Committee Member,
Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.

Trustees and officers
(unaudited)
TIAA-CREF Life Funds December 31, 2022

2022 Annual Report TIAA-CREF Life Funds
continued
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.

TIAA-CREF Life Funds 2022 Annual Report
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex.  Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Additional information about index providers
(unaudited)

2022 Annual Report TIAA-CREF Life Funds
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE Index
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of Real Estate
Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE
Data is permitted without FTSE’s express written consent.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

TIAA-CREF Life Funds 2022 Annual Report
concluded
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
TIAA website
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For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
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service or activity, and may lose value. Nuveen, a subsidiary
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Nuveen Securities, LLC and TIAA-CREF Individual &
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This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
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A10847 (2/23)

Item 2. Code of Conduct.

2(a)    The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    The Registrant has posted the code of conduct on its website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2021 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2021 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2021 Form N-CSR.

4(a)    Audit Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $316,015 and $306,399, respectively.

4(b)    Audit Related Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)    Tax Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for tax services billed to the Registrant were $20 and $602, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)    All Other Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Registrant were $274 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)    Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2022 and December 31, 2021, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,010,340 and $1,067,853, respectively.

4(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 27, 2023	TIAA-CREF LIFE FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 27, 2023	By:	/s/ Bradley Finkle
Bradley Finkle Principal Executive Officer and President (principal executive officer)

Dated: February 27, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)